     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2008


                                                     REGISTRATION NOS. 033-85442
                                                                        811-8828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]


                       POST-EFFECTIVE AMENDMENT NO. 21                  [X]



                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]



                              AMENDMENT NO. 46                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

             Marie C. Swift                  Stephen E. Roth, Esquire
           Vice President and                Mary E. Thornton, Esquire
                Counsel                   Sutherland Asbill & Brennan LLP
       New England Life Insurance         1275 Pennsylvania Avenue, N.W.
                Company                    Washington, D.C. 20004-2415
          501 Boylston Street
    Boston, Massachusetts 02116-3700

  It is proposed that this filing will become effective (check appropriate box)


  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on April 28, 2008 pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 20, 2007.


This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated
May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of               Annuity Administrative Office
       New England Life Insurance Company                             P.O. Box 14594
              501 Boylston Street                                Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

    This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.


AMERICAN FUNDS INSURANCE SERIES(R)



American Funds Bond Fund


American Funds Global Small Capitalization Fund


American Funds Growth Fund


American Funds Growth-Income Fund



MET INVESTORS SERIES TRUST



BlackRock Large Cap Core Portfolio


Clarion Global Real Estate Portfolio


Harris Oakmark International Portfolio


Janus Forty Portfolio


Lazard Mid Cap Portfolio


Legg Mason Partners Aggressive Growth Portfolio


Legg Mason Value Equity Portfolio


Lord Abbett Bond Debenture Portfolio


Met/AIM Small Cap Growth Portfolio


Met/Franklin Income Portfolio


Met/Franklin Mutual Shares Portfolio


Met/Templeton Growth Portfolio


MFS(R) Research International Portfolio


Oppenheimer Capital Appreciation Portfolio


PIMCO Inflation Protected Bond Portfolio


PIMCO Total Return Portfolio


RCM Technology Portfolio


T. Rowe Price Mid Cap Growth Portfolio



MET INVESTORS SERIES TRUST -- ASSET ALLOCATION


PORTFOLIOS



American Funds Balanced Allocation Portfolio


American Funds Moderate Allocation Portfolio


American Funds Growth Allocation Portfolio


Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST -- EXCHANGE TRADED FUND ("ETF") PORTFOLIOS



Cyclical Growth and Income ETF Portfolio


Cyclical Growth ETF Portfolio



METROPOLITAN FUND



BlackRock Aggressive Growth Portfolio


BlackRock Bond Income Portfolio


BlackRock Diversified Portfolio


BlackRock Large Cap Value Portfolio


BlackRock Legacy Large Cap Growth Portfolio


BlackRock Money Market Portfolio


BlackRock Strategic Value Portfolio


Davis Venture Value Portfolio


FI Large Cap Portfolio


FI Mid Cap Opportunities Portfolio


FI Value Leaders Portfolio


Franklin Templeton Small Cap Growth Portfolio


Harris Oakmark Focused Value Portfolio


Jennison Growth Portfolio


Julius Baer International Stock Portfolio


Lehman Brothers(R) Aggregate Bond Index Portfolio


Loomis Sayles Small Cap Portfolio


MetLife Mid Cap Stock Index Portfolio


MetLife Stock Index Portfolio


MFS(R) Total Return Portfolio


MFS(R) Value Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Neuberger Berman Mid Cap Value Portfolio


Oppenheimer Global Equity Portfolio


Russell 2000(R) Index Portfolio


T. Rowe Price Large Cap Growth Portfolio


T. Rowe Price Small Cap Growth Portfolio


Western Asset Management Strategic Bond Opportunities


Portfolio


Western Asset Management U.S. Government Portfolio



METROPOLITAN FUND -- ASSET ALLOCATION PORTFOLIOS



MetLife Aggressive Allocation Portfolio


MetLife Conservative Allocation Portfolio


MetLife Conservative to Moderate Allocation Portfolio


MetLife Moderate Allocation Portfolio


MetLife Moderate to Aggressive Allocation Portfolio


    You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

    Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


    You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 28, 2008. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-74 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.


    NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

    WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                 APRIL 28, 2008

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-4
HIGHLIGHTS..................................................       A-5
EXPENSE TABLE...............................................       A-7
HOW THE CONTRACT WORKS......................................      A-13
THE COMPANY.................................................      A-14
THE VARIABLE ACCOUNT........................................      A-14
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-14
  Investment Advice.........................................      A-19
  Share Classes of the Eligible Funds.......................      A-23
  Substitution of Investments...............................      A-23
GUARANTEED OPTION...........................................      A-23
THE CONTRACTS...............................................      A-23
  Purchase Payments.........................................      A-24
  Ten Day Right to Review...................................      A-24
  Allocation of Purchase Payments...........................      A-25
  State Variations..........................................      A-25
  Contract Value and Accumulation Unit Value................      A-25
  Payment on Death Prior to Annuitization...................      A-25
     Beneficiary Continuation...............................      A-26
     Special Options for Spouse.............................      A-27
  Transfer Privilege........................................      A-27
  Dollar Cost Averaging.....................................      A-30
  Asset Rebalancing.........................................      A-31
  Surrenders................................................      A-31
  Systematic Withdrawals....................................      A-32
  Loan Provision for Certain Tax Benefited Retirement
     Plans..................................................      A-33
  Suspension of Payments....................................      A-34
  Ownership Rights..........................................      A-34
  Requests and Elections....................................      A-35
  Confirming Transactions...................................      A-36
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND
  OTHER DEDUCTIONS..........................................      A-36
  Administration Contract Charge............................      A-36
  Administration Asset Charge...............................      A-36
  Mortality and Expense Risk Charge.........................      A-37
  Contingent Deferred Sales Charge..........................      A-37
  Premium Tax Charge........................................      A-39
  Other Expenses............................................      A-40
ANNUITY PAYMENTS............................................      A-40
  Election of Annuity.......................................      A-40
  Annuity Options...........................................      A-41
  Amount of Variable Annuity Payments.......................      A-42
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-43
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-44
  Taxation of Non-Qualified Contracts.......................      A-44
  Taxation of Qualified Contracts...........................      A-46
  Possible Tax Law Changes..................................      A-50
VOTING RIGHTS...............................................      A-50
DISTRIBUTION OF THE CONTRACTS...............................      A-50

                                                                  PAGE
                                                                  ----
THE FIXED ACCOUNT...........................................      A-52
  Contract Value and Fixed Account Transactions.............      A-52
INVESTMENT PERFORMANCE INFORMATION..........................      A-53
  Yields....................................................      A-53
  Standard Return...........................................      A-53
  Non-Standard Return.......................................      A-53
  Other Performance.........................................      A-54
LEGAL PROCEEDINGS...........................................      A-54
FINANCIAL STATEMENTS........................................      A-54
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-55
APPENDIX A: Consumer Tips...................................      A-68
APPENDIX B: Contingent Deferred Sales Charge................      A-69
APPENDIX C: Premium Tax.....................................      A-70
APPENDIX D: Exchanged Contracts.............................      A-71
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................      A-73

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:


     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


PURCHASE PAYMENTS:


     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.



     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing"

Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
       (1.55% for certain sub-accounts) of each sub-account's daily net assets

     -- administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value


     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.


     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS


     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


                                 EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........                None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................                  7%
                                                              declining annually
                                                                    see Note (1)
          Transfer Fee(2)...................................                  $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF
 COMPLETE YEARS
 FROM RECEIPT OF
PURCHASE PAYMENT   CHARGE
----------------   ------
        0            7%
        1            6%
        2            5%
        3            4%
        4            3%
        5            2%
        6            1%
7 and thereafter     0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the
  sub-accounts)


                                                              AMERICAN FUNDS BOND SUB-
                                                                      ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL          ALL OTHER
                                                          SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                          --------------------------------   ------------
          Mortality and Expense Risk Charge(2)..........               1.55%                    1.30%
          Administration Asset Charge...................               0.10%                    0.10%
                                                                       -----                    -----
                    Total Variable Account Annual
                      Expenses..........................               1.65%                    1.40%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large-Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................   0.40%     1.34%



NOTE:



(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2007, before and after any applicable contractual expense subsidy or expense deferral arrangement:



ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)





                                             DISTRIBUTION                                 TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  ACQUIRED FUND    ANNUAL      WAIVER AND/OR      ANNUAL
                               MANAGEMENT   SERVICE(12B-1)    OTHER       FEES AND      OPERATING       EXPENSE        OPERATING
ELIGIBLE FUND                     FEE            FEES        EXPENSES    EXPENSES(2)    EXPENSES     REIMBURSEMENT    EXPENSES(3)
-------------                  ----------   --------------   --------   -------------   ---------   ---------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)
American Funds Bond Fund.....     0.40%          0.25%         0.01%           --         0.66%            --            0.66%
American Funds Global Small
  Capitalization Fund........     0.70%          0.25%         0.03%           --         0.98%            --            0.98%
American Funds Growth Fund...     0.32%          0.25%         0.01%           --         0.58%            --            0.58%
American Funds Growth-Income
  Fund.......................     0.26%          0.25%         0.01%           --         0.52%            --            0.52%
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core
  Portfolio..................     0.58%          0.25%         0.06%           --         0.89%            --            0.89%
Clarion Global Real Estate
  Portfolio..................     0.61%          0.25%         0.04%           --         0.90%            --            0.90%
Harris Oakmark International
  Portfolio..................     0.77%          0.15%         0.08%           --         1.00%            --            1.00%
Janus Forty Portfolio........     0.65%          0.25%         0.06%           --         0.96%            --            0.96%
Lazard Mid Cap Portfolio.....     0.69%          0.25%         0.06%           --         1.00%            --            1.00%
Legg Mason Partners
  Aggressive Growth
  Portfolio..................     0.62%          0.25%         0.05%           --         0.92%            --            0.92%
Legg Mason Value Equity
  Portfolio..................     0.63%            --          0.04%           --         0.67%            --            0.67%
Lord Abbett Bond Debenture
  Portfolio..................     0.49%          0.25%         0.04%           --         0.78%            --            0.78%
Met/AIM Small Cap Growth
  Portfolio..................     0.86%          0.25%         0.06%           --         1.17%            --            1.17%
Met/Franklin Income
  Portfolio..................     0.80%          0.25%         0.29%           --         1.34%          0.19%           1.15%(4)
Met/Franklin Mutual Shares
  Portfolio..................     0.80%          0.25%         0.29%           --         1.34%          0.19%           1.15%(4)
Met/Templeton Growth
  Portfolio..................     0.70%          0.25%         0.34%           --         1.29%          0.24%           1.05%(5)
MFS(R) Research International
  Portfolio..................     0.70%          0.25%         0.09%           --         1.04%            --            1.04%
Oppenheimer Capital
  Appreciation Portfolio.....     0.58%          0.25%         0.06%           --         0.89%            --            0.89%
PIMCO Inflation Protected
  Bond Portfolio.............     0.50%          0.25%         0.05%           --         0.80%            --            0.80%
PIMCO Total Return
  Portfolio..................     0.48%          0.25%         0.04%           --         0.77%            --            0.77%(6)
RCM Technology Portfolio.....     0.88%          0.25%         0.14%           --         1.27%            --            1.27%
T. Rowe Price Mid Cap Growth
  Portfolio..................     0.75%          0.25%         0.05%           --         1.05%            --            1.05%
MET INVESTORS SERIES TRUST --
  ASSET ALLOCATION PORTFOLIOS
American Funds Balanced
  Allocation Portfolio.......     0.10%          0.55%         0.15%         0.39%        1.19%          0.15%           1.04%(7)
American Funds Growth
  Allocation Portfolio.......     0.10%          0.55%         0.19%         0.36%        1.20%          0.19%           1.01%(7)
American Funds Moderate
  Allocation Portfolio.......     0.10%          0.55%         0.26%         0.41%        1.32%          0.26%           1.06%(7)
Met/Franklin Templeton
  Founding Strategy
  Portfolio..................     0.05%          0.25%         0.15%         0.87%        1.32%          0.15%           1.17%(8)
MET INVESTORS SERIES TRUST --
  ETF PORTFOLIOS
Cyclical Growth and Income
  ETF Portfolio..............     0.45%          0.25%         0.09%         0.23%        1.02%            --            1.02%(9)
Cyclical Growth ETF
  Portfolio..................     0.45%          0.25%         0.08%         0.24%        1.02%            --            1.02%(9)
METROPOLITAN FUND
BlackRock Aggressive Growth
  Portfolio..................     0.71%          0.25%         0.05%           --         1.01%            --            1.01%
BlackRock Bond Income
  Portfolio..................     0.38%            --          0.06%           --         0.44%          0.01%           0.43%(10)

                                             DISTRIBUTION                                 TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  ACQUIRED FUND    ANNUAL      WAIVER AND/OR      ANNUAL
                               MANAGEMENT   SERVICE(12B-1)    OTHER       FEES AND      OPERATING       EXPENSE        OPERATING
ELIGIBLE FUND                     FEE            FEES        EXPENSES    EXPENSES(2)    EXPENSES     REIMBURSEMENT    EXPENSES(3)
-------------                  ----------   --------------   --------   -------------   ---------   ---------------   -----------
BlackRock Diversified
  Portfolio..................     0.44%          0.25%         0.06%           --         0.75%            --            0.75%
BlackRock Large Cap Value
  Portfolio..................     0.68%          0.15%         0.06%           --         0.89%            --            0.89%
BlackRock Legacy Large Cap
  Growth Portfolio...........     0.73%            --          0.06%           --         0.79%            --            0.79%
BlackRock Money Market
  Portfolio..................     0.33%            --          0.07%           --         0.40%          0.01%           0.39%(11)
BlackRock Strategic Value
  Portfolio..................     0.82%            --          0.06%           --         0.88%            --            0.88%
Davis Venture Value
  Portfolio..................     0.69%            --          0.04%           --         0.73%            --            0.73%
FI Large Cap Portfolio.......     0.77%          0.25%         0.07%           --         1.09%            --            1.09%
FI Mid Cap Opportunities
  Portfolio..................     0.68%          0.25%         0.05%           --         0.98%            --            0.98%
FI Value Leaders Portfolio...     0.64%            --          0.07%           --         0.71%            --            0.71%
Franklin Templeton Small Cap
  Growth Portfolio...........     0.90%          0.25%         0.11%           --         1.26%            --            1.26%
Harris Oakmark Focused Value
  Portfolio..................     0.72%            --          0.04%           --         0.76%            --            0.76%
Jennison Growth Portfolio....     0.63%            --          0.04%           --         0.67%            --            0.67%
Julius Baer International
  Stock Portfolio............     0.84%            --          0.12%           --         0.96%          0.04%           0.92%(12)
Lehman Brothers(R) Aggregate
  Bond Index Portfolio.......     0.25%          0.25%         0.05%           --         0.55%          0.01%           0.54%(13)
Loomis Sayles Small Cap
  Portfolio..................     0.90%            --          0.05%           --         0.95%          0.05%           0.90%(14)
MetLife Mid Cap Stock Index
  Portfolio..................     0.25%          0.25%         0.07%         0.01%        0.58%          0.01%           0.57%(15)
MetLife Stock Index
  Portfolio..................     0.25%          0.25%         0.04%           --         0.54%          0.01%           0.53%(15)
MFS(R) Total Return
  Portfolio..................     0.53%          0.15%         0.05%           --         0.73%            --            0.73%
MFS(R) Value Portfolio.......     0.72%          0.15%         0.05%           --         0.92%          0.07%           0.85%(16)
Morgan Stanley EAFE(R) Index
  Portfolio..................     0.30%          0.25%         0.12%         0.01%        0.68%          0.01%           0.67%(17)
Neuberger Berman Mid Cap
  Value Portfolio............     0.64%          0.25%         0.05%           --         0.94%            --            0.94%
Oppenheimer Global Equity
  Portfolio..................     0.51%          0.25%         0.10%           --         0.86%            --            0.86%
Russell 2000(R) Index
  Portfolio..................     0.25%          0.25%         0.07%         0.01%        0.58%          0.01%           0.57%(15)
T. Rowe Price Large Cap
  Growth Portfolio...........     0.60%          0.25%         0.07%           --         0.92%            --            0.92%
T. Rowe Price Small Cap
  Growth Portfolio...........     0.51%          0.25%         0.08%           --         0.84%            --            0.84%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio....     0.61%            --          0.05%           --         0.66%            --            0.66%
Western Asset Management U.S.
  Government Portfolio.......     0.49%            --          0.05%           --         0.54%            --            0.54%
METROPOLITAN FUND -- ASSET
  ALLOCATION PORTFOLIOS
MetLife Conservative
  Allocation Portfolio.......     0.10%          0.25%         0.05%         0.59%        0.99%          0.05%           0.94%(18)
MetLife Conservative to
  Moderate Allocation
  Portfolio..................     0.10%          0.25%         0.01%         0.64%        1.00%          0.01%           0.99%(18)
MetLife Moderate Allocation
  Portfolio..................     0.08%          0.25%         0.01%         0.67%        1.01%            --            1.01%(18)
MetLife Moderate to
  Aggressive Allocation
  Portfolio..................     0.08%          0.25%         0.01%         0.70%        1.04%            --            1.04%(18)
MetLife Aggressive Allocation
  Portfolio..................     0.10%          0.25%         0.04%         0.73%        1.12%          0.04%           1.08%(18)



NOTES



1 The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.

2 Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by an Eligible Fund as a result of investing in shares of one or more underlying portfolios.



3 Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



4 The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



5 The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees.



6 The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.



7 The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



8 The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses.



9 The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



10 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.



11 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



12 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



13 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.



14 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio by 0.05%.



15 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



16 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



17 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.



18 The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Maximum..............................................   $926    $1,341    $1,756     $3,093
Minimum..............................................   $840    $1,078    $1,303     $2,171


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Minimum...............................................   $281     $861     $1,465     $3,093
Maximum...............................................   $189     $584     $1,003     $2,171


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------

NOTES UPDATES:



(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.079% has been used.


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-56).

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).


- Minimum $250 with certain exceptions (see page A-25).


                                     LOANS

- Loans are available to participants of certain tax qualified pension plans (see page A-34).


                                   SURRENDERS

- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.


- Earnings in the contract are generally free of any current income taxes (see page A-45).

------

- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")
------


- Contract Value may not be allocated among more than twenty Accounts (including the Fixed Account) at any time.

------

                              RETIREMENT BENEFITS

- Lifetime income options.

- Fixed and/or variable payout options.

- Retirement benefits may be taxable.

- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.
------
- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                              ANNUAL CONTRACT FEE
------
- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.

------                          SURRENDER CHARGE


- Consists of Contingent Deferred Sales Charge based on purchase payments made (see pages A-8 and A-38). (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.



     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is to seek growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is to seek long-term growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is to seek long-term capital appreciation.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     JULIUS BAER INTERNATIONAL STOCK PORTFOLIO



     The Julius Baer International Stock Portfolio's investment objective is to seek long-term growth of capital.

     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.



     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LEHMAN BROTHERS(R) Aggregate Bond Index Portfolio



     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.



     LOOMIS SAYLES SMALL CAP PORTFOLIO



     The Loomis Sayles Small Cap Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to primarily seek capital appreciation and secondarily seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) Research International Portfolio



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) Total Return Portfolio



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) Value Portfolio



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation and reasonable income.



     MORGAN STANLEY EAFE(R) Index Portfolio



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) Index Portfolio



     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is long-term growth of capital.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.


INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth Portfolio......................    BlackRock Advisors, LLC
BlackRock Bond Income Portfolio............................    BlackRock Advisors, LLC
BlackRock Diversified Portfolio............................    BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio........................    BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio................    BlackRock Advisors, LLC
BlackRock Money Market Portfolio...........................    BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio........................    BlackRock Advisors, LLC
Davis Venture Value Portfolio..............................    Davis Selected Advisers, L.P.(1)
FI Large Cap Portfolio.....................................    Pyramis Global Advisors, LLC(2)
FI Mid Cap Opportunities Portfolio.........................    Pyramis Global Advisors, LLC(2)
FI Value Leaders Portfolio.................................    Pyramis Global Advisors, LLC(2)
Franklin Templeton Small Cap Growth Portfolio..............    Franklin Advisers, Inc.
Harris Oakmark Focused Value Portfolio.....................    Harris Associates L.P.
Jennison Growth Portfolio..................................    Jennison Associates LLC
Julius Baer International Stock Portfolio(3)...............    Julius Baer Investment Management LLC(4)
Lehman Brothers(R) Aggregate Bond Index Portfolio..........    MetLife Investment Advisors Company, LLC
Loomis Sayles Small Cap Portfolio..........................    Loomis, Sayles & Company, L.P.
MetLife Aggressive Allocation Portfolio....................    N/A(5)
MetLife Conservative Allocation Portfolio..................    N/A(5)
MetLife Conservative to Moderate Allocation Portfolio......    N/A(5)
MetLife Mid Cap Stock Index Portfolio......................    MetLife Investment Advisors Company, LLC
MetLife Moderate Allocation Portfolio......................    N/A(5)
MetLife Moderate to Aggressive Allocation Portfolio........    N/A(5)
MetLife Stock Index Portfolio..............................    MetLife Investment Advisors Company, LLC
MFS(R) Total Return Portfolio..............................    Massachusetts Financial Services Company
MFS(R) Value Portfolio(6)..................................    Massachusetts Financial Services
                                                               Company(7)
Morgan Stanley EAFE(R) Index Portfolio.....................    MetLife Investment Advisors Company, LLC
Neuberger Berman Mid Cap Value Portfolio...................    Neuberger Berman Management, Inc.
Oppenheimer Global Equity Portfolio........................    OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio............................    MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................    Western Asset Management Company
Western Asset Management U.S. Government Portfolio.........    Western Asset Management Company


------------


(1)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



(2)Effective April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.



(3)Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.



(4)Effective January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.



(5)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(6)Effective January 7, 2008, Harris Oakmark Large Cap Value Portfolio changed its name to MFS(R) Value Portfolio.



(7)Effective January 7, 2008, Massachusetts Financial Services Company replaced Harris Associates, L.P. as subadviser.

     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
American Funds Balanced Allocation Portfolio...............    N/A(1)
American Funds Growth Allocation Portfolio.................    N/A(1)
American Funds Moderate Allocation Portfolio...............    N/A(1)
BlackRock Large Cap Core Portfolio.........................    BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio(2)....................    ING Clarion Real Estate Securities,
                                                               L.P.(3)
Cyclical Growth and Income ETF Portfolio...................    Gallatin Asset Management, Inc.
Cyclical Growth ETF Portfolio..............................    Gallatin Asset Management, Inc.
Harris Oakmark International Portfolio.....................    Harris Associates L.P.
Janus Forty Portfolio......................................    Janus Capital Management LLC
Lazard Mid Cap Portfolio...................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth Portfolio............    ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio..........................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture Portfolio.......................    Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth Portfolio.........................    Invesco Aim Capital Management, Inc.(4)
Met/Franklin Income Portfolio..............................    Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio.......................    Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding Strategy Portfolio.........    N/A(1)
Met/Templeton Growth Portfolio.............................    Templeton Global Advisors Limited
MFS(R) Research International Portfolio....................    Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Portfolio.................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio...................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return Portfolio...............................    Pacific Investment Management Company
                                                               LLC
RCM Technology Portfolio...................................    RCM Capital Management LLC
T. Rowe Price Mid Cap Growth Portfolio.....................    T. Rowe Price Associates, Inc.


------------


(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at Met Investors Advisory Corp. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2)Effective April 28, 2008 Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio.



(3)Effective April 28, 2008 ING Clarion Real Estate Securities, L.P. replaced Neuberger Berman Management Inc as subadviser.



(4)Effective March 31, 2008, AIM Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond
        Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Julius Baer International Stock, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index,
        T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all
        Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio and American Funds Growth Allocation Portfolio, which are Class C; and


     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")


     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).


     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS


     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.


     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.


     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.

EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

          Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].

          Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.


     Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.


     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The

Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.


     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.



     Because the death proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available American Funds Balanced Allocation , American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation , BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, Cyclical Growth and Income ETF, Cyclical Growth ETF, FI Large Cap, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS Total Return, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Franklin Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Julius Baer International Stock Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios

("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     Contact your agent for more information.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:


     -- any applicable Contingent Deferred Sales Charge (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.);


     -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

     -- a premium tax charge (in certain states only); and

     -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

     -- You must submit a request to our Annuity Administrative Office. (See
        "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your surrender request in our Annuity Administrative
        Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
        Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

     -- By fax (515) 457-4301

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.


     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE


     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options) (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.


     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                         CHARGE
-------------------                         ------
     0....................................    7%
     1....................................    6%
     2....................................    5%
     3....................................    4%
     4....................................    3%
     5....................................    2%
     6....................................    1%
7 and thereafter..........................    0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1................      $12,500           $14,000         $4,000          $1,250          $4,000
Situation 2................      $11,000           $10,000         $    0          $1,100          $1,100

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/07 and you make another $10,000 purchase payment on 2/1/08. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1: $7,000 partial
  surrender on 12/1/08.....      $22,000           $25,000         $5,000          $2,200          $5,000


     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/07 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 2: $25,000
  surrender on 1/1/12......      $30,000           $33,000         $13,000         $3,000         $13,000


     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/07 and $2,000 of the $10,000 purchase payment that you made on 2/1/08. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

    Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

     -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)


     -- If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.25% of your Contract Value and would be no more than $250, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.


     -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

     -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

     -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

PREMIUM TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available American Funds Balanced Allocation, American Funds Bond, American Funds Growth Allocation, American Funds Moderate Allocation, BlackRock Aggressive Growth, BlackRock Diversified, Clarion Global Real Estate, Cyclical Growth and Income ETF, Cyclical Growth ETF, FI Large Cap, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy, Met/Templeton Growth, MetLife Aggressive Allocation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MFS Total Return, Oppenheimer Capital Appreciation, Oppenheimer Global Equity, PIMCO Inflation Protected Bond, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.


     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     -- made on or after the taxpayer reaches age 59 1/2;

     -- made on or after the death of an Owner;

     -- attributable to the taxpayer's becoming disabled;

     -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

     -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or
(b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.



     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.



     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.


     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts). (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS


     The current yield of the BlackRock Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2007 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
AGSII
BlackRock Aggressive Growth Sub-Account
  05/01/2004* to 12/31/2004.............................    33.567147       37.215656              1
  1/1/2005 to 12/31/2005................................    37.215656       40.528355              3
  1/1/2006 to 12/31/2006................................    40.528355       42.551290              3
  1/1/2007 to 12/31/2007................................    42.551290       50.447102              7
BlackRock Bond Income Sub-Account
  04/19/1995* to 12/31/1995.............................     2.684861        3.018347              0
  1/1/1996 to 12/31/1996................................     3.018347        3.113250              0
  1/1/1997 to 12/31/1997................................     3.113250        3.404265              0
  1/1/1998 to 12/31/1998................................     3.404265        3.660529          2,055
  1/1/1999 to 12/31/1999................................     3.660529        3.592823         10,828
  1/1/2000 to 12/31/2000................................     3.592823        3.831633         14,739
  1/1/2001 to 12/31/2001................................     3.831633        4.110820         19,958
  1/1/2002 to 12/31/2002................................     4.110820        4.396277         19,912
  1/1/2003 to 12/31/2003................................     4.396277        4.588908         16,117
  1/1/2004 to 12/31/2004................................     4.588908        4.725484         13,186
  1/1/2005 to 12/31/2005................................     4.725484        4.772425         11,543
  1/1/2006 to 12/31/2006................................     4.772425        4.913914          9,252
  1/1/2007 to 12/31/2007................................     4.913914        5.150240          6,928
BlackRock Diversified Sub-Account
  05/01/2004* to 12/31/2004.............................    35.331647       38.120554              7
  1/1/2005 to 12/31/2005................................    38.120554       38.651758              8
  1/1/2006 to 12/31/2006................................    38.651758       42.021096              9
  1/1/2007 to 12/31/2007................................    42.021096       43.761019              9
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/2007* to 12/31/2007.............................     7.880141        7.947782            148
BlackRock Large Cap Core Sub-Account(9)
  (previously BlackRock Investment Trust Sub-Account)
  05/01/2001* to 12/31/2001.............................     7.438037        6.523987            194
  1/1/2002 to 12/31/2002................................     6.523987        4.742371            293
  1/1/2003 to 12/31/2003................................     4.742371        6.075046            292
  1/1/2004 to 12/31/2004................................     6.075046        6.625220            265
  1/1/2005 to 12/31/2005................................     6.625220        6.750063            220
  1/1/2006 to 12/31/2006................................     6.750063        7.577311            177
  1/1/2007 to 4/27/2007.................................     7.577311        7.946557              0


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Large Cap Value Sub-Account
  05/01/2002* to 12/31/2002.............................     1.000000        0.792409            201
  1/1/2003 to 12/31/2003................................     0.792409        1.058093            743
  1/1/2004 to 12/31/2004................................     1.058093        1.182333          1,200
  1/1/2005 to 12/31/2005................................     1.182333        1.232291          1,125
  1/1/2006 to 12/31/2006................................     1.232291        1.448572          1,257
  1/1/2007 to 12/31/2007................................     1.448572        1.475061          1,273
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/1995* to 12/31/1995.............................     1.091176        1.401562              0
  1/1/1996 to 12/31/1996................................     1.401562        1.563978              0
  1/1/1997 to 12/31/1997................................     1.563978        1.937505              0
  1/1/1998 to 12/31/1998................................     1.937505        2.823513          4,586
  1/1/1999 to 12/31/1999................................     2.823513        3.734589         35,476
  1/1/2000 to 12/31/2000................................     3.734589        3.178881         64,981
  1/1/2001 to 12/31/2001................................     3.178881        2.757580         64,873
  1/1/2002 to 12/31/2002................................     2.757580        1.817138         52,142
  1/1/2003 to 12/31/2003................................     1.817138        2.421756         44,305
  1/1/2004 to 12/31/2004................................     2.421756        2.598485         37,765
  1/1/2005 to 12/31/2005................................     2.598485        2.741932         30,881
  1/1/2006 to 12/31/2006................................     2.741932        2.815594         24,947
  1/1/2007 to 12/31/2007................................     2.815594        3.295834         19,000
BlackRock Money Market Sub-Account
  04/19/1995* to 12/31/1995.............................     1.824171        1.877438              0
  1/1/1996 to 12/31/1996................................     1.877438        1.946086              0
  1/1/1997 to 12/31/1997................................     1.946086        2.021482              0
  1/1/1998 to 12/31/1998................................     2.021482        2.098320          3,737
  1/1/1999 to 12/31/1999................................     2.098320        2.171899         21,356
  1/1/2000 to 12/31/2000................................     2.171899        2.275063         23,796
  1/1/2001 to 12/31/2001................................     2.275063        2.331985         34,100
  1/1/2002 to 12/31/2002................................     2.331985        2.332168         31,377
  1/1/2003 to 12/31/2003................................     2.332168        2.318287         19,901
  1/1/2004 to 12/31/2004................................     2.318287        2.308499         13,139
  1/1/2005 to 12/31/2005................................     2.308499        2.342362         10,767
  1/1/2006 to 12/31/2006................................     2.342362        2.421031          9,479
  1/1/2007 to 12/31/2007................................     2.421031        2.508405          8,853
BlackRock Strategic Value Sub-Account
  01/22/2001* to 12/31/2001.............................     1.233728        1.399874         16,044
  1/1/2002 to 12/31/2002................................     1.399874        1.086108         21,052
  1/1/2003 to 12/31/2003................................     1.086108        1.608012         21,923
  1/1/2004 to 12/31/2004................................     1.608012        1.828885         21,043
  1/1/2005 to 12/31/2005................................     1.828885        1.878440         17,739
  1/1/2006 to 12/31/2006................................     1.878440        2.162288         14,030
  1/1/2007 to 12/31/2007................................     2.162288        2.058454         10,854


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Clarion Global Real Estate Sub-Account(11)
  (previously Neuberger Berman Real Estate Sub-Account)
  05/01/2004* to 12/31/2004.............................     9.998849       12.833645            157
  1/1/2005 to 12/31/2005................................    12.833645       14.337160            303
  1/1/2006 to 12/31/2006................................    14.337160       19.451786            362
  1/1/2007 to 12/31/2007................................    19.451786       16.301648            265
Davis Venture Value Sub-Account
  04/19/1995* to 12/31/1995.............................     1.071349        1.322415              0
  1/1/1996 to 12/31/1996................................     1.322415        1.640833              0
  1/1/1997 to 12/31/1997................................     1.640833        2.160040              0
  1/1/1998 to 12/31/1998................................     2.160040        2.437055          4,389
  1/1/1999 to 12/31/1999................................     2.437055        2.824171         33,707
  1/1/2000 to 12/31/2000................................     2.824171        3.049260         62,769
  1/1/2001 to 12/31/2001................................     3.049260        2.671524         69,236
  1/1/2002 to 12/31/2002................................     2.671524        2.203059         59,451
  1/1/2003 to 12/31/2003................................     2.203059        2.843065         52,463
  1/1/2004 to 12/31/2004................................     2.843065        3.150202         47,447
  1/1/2005 to 12/31/2005................................     3.150202        3.426424         41,613
  1/1/2006 to 12/31/2006................................     3.426424        3.871576         34,223
  1/1/2007 to 12/31/2007................................     3.871576        3.992217         26,063
FI Large Cap Sub-Account
  05/01/2006* to 12/31/2006.............................    17.091180       17.290064              1
  1/1/2007 to 12/31/2007................................    17.290064       17.683059              2
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  01/22/2001* to 12/31/2001.............................     2.594089        1.548625          4,996
  1/1/2002 to 12/31/2002................................     1.548625        1.081569          4,088
  1/1/2003 to 12/31/2003................................     1.081569        1.432110          3,213
  1/1/2004 to 12/31/2004................................     1.432110        1.649774          3,281
  1/1/2005 to 12/31/2005................................     1.649774        1.735305          2,809
  1/1/2006 to 12/31/2006................................     1.735305        1.909037          2,493
  1/1/2007 to 12/31/2007................................     1.909037        2.035026          2,091
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002* to 12/31/2002.............................     1.000000        0.810364             58
  1/1/2003 to 12/31/2003................................     0.810364        1.135435            779
  1/1/2004 to 4/30/2004.................................     1.135435        1.125155            955


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Value Leaders Sub-Account
  04/19/1995* to 12/31/1995.............................     1.191883        1.483784              0
  1/1/1996 to 12/31/1996................................     1.483784        1.727747              0
  1/1/1997 to 12/31/1997................................     1.727747        2.274012              0
  1/1/1998 to 12/31/1998................................     2.274012        2.790691          4,235
  1/1/1999 to 12/31/1999................................     2.790691        3.009259         27,575
  1/1/2000 to 12/31/2000................................     3.009259        2.814682         36,472
  1/1/2001 to 12/31/2001................................     2.814682        2.388804         33,975
  1/1/2002 to 12/31/2002................................     2.388804        1.897133         25,944
  1/1/2003 to 12/31/2003................................     1.897133        2.374350         21,952
  1/1/2004 to 12/31/2004................................     2.374350        2.662638         18,571
  1/1/2005 to 12/31/2005................................     2.662638        2.906550         15,837
  1/1/2006 to 12/31/2006................................     2.906550        3.208220         12,711
  1/1/2007 to 12/31/2007................................     3.208220        3.296202          9,360
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2001* to 12/31/2001.............................     1.000000        0.879708          2,544
  1/1/2002 to 12/31/2002................................     0.879708        0.624213          3,560
  1/1/2003 to 12/31/2003................................     0.624213        0.890094          4,407
  1/1/2004 to 12/31/2004................................     0.890094        0.975527          3,986
  1/1/2005 to 12/31/2005................................     0.975527        1.004244          3,426
  1/1/2006 to 12/31/2006................................     1.004244        1.086578          2,817
  1/1/2007 to 12/31/2007................................     1.086578        1.117621          2,209
Harris Oakmark Focused Value Sub-Account
  04/19/1995* to 12/31/1995.............................     1.200515        1.436949              0
  1/1/1996 to 12/31/1996................................     1.436949        1.666295              0
  1/1/1997 to 12/31/1997................................     1.666295        1.927771              0
  1/1/1998 to 12/31/1998................................     1.927771        1.797180          1,480
  1/1/1999 to 12/31/1999................................     1.797180        1.778414          6,534
  1/1/2000 to 12/31/2000................................     1.778414        2.112113         12,974
  1/1/2001 to 12/31/2001................................     2.112113        2.661135         27,260
  1/1/2002 to 12/31/2002................................     2.661135        2.392241         28,648
  1/1/2003 to 12/31/2003................................     2.392241        3.129369         27,596
  1/1/2004 to 12/31/2004................................     3.129369        3.392259         25,281
  1/1/2005 to 12/31/2005................................     3.392259        3.679117         22,038
  1/1/2006 to 12/31/2006................................     3.679117        4.079937         17,220
  1/1/2007 to 12/31/2007................................     4.079937        3.747804         12,873
Harris Oakmark International Sub-Account
  05/01/2002* to 12/31/2002.............................     1.059613        0.883774             28
  1/1/2003 to 12/31/2003................................     0.883774        1.177828          1,735
  1/1/2004 to 12/31/2004................................     1.177828        1.401690          3,988
  1/1/2005 to 12/31/2005................................     1.401690        1.579557          5,834
  1/1/2006 to 12/31/2006................................     1.579557        2.009147          6,239
  1/1/2007 to 12/31/2007................................     2.009147        1.961255          5,357
Janus Forty Sub-Account
  04/30/2007* to 12/31/2007.............................   145.834124      178.900463              4


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Jennison Growth Sub-Account(6)
  (previously Met/Putnam Voyager Sub-Account)
  05/01/2000* to 12/31/2000.............................     1.000000        0.723242         14,013
  1/1/2001 to 12/31/2001................................     0.723242        0.493305         24,115
  1/1/2002 to 12/31/2002................................     0.493305        0.345800         20,078
  1/1/2003 to 12/31/2003................................     0.345800        0.429335         16,954
  1/1/2004 to 12/31/2004................................     0.429335        0.444439         14,855
  1/1/2005 to 4/30/2005.................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/2005* to 12/31/2005.............................     0.410164        0.493718         11,862
  1/1/2006 to 12/31/2006................................     0.493718        0.500291         10,627
  1/1/2007 to 12/31/2007................................     0.500291        0.550886          8,389
Julius Baer International Stock Sub-Account)(5)
  (previously FI International Stock Sub-Account, and
  before that, Putnam International Stock Sub-Account)
  04/19/1995* to 12/31/1995.............................     1.216847        1.262652              0
  1/1/1996 to 12/31/1996................................     1.262652        1.327000              0
  1/1/1997 to 12/31/1997................................     1.327000        1.291549              0
  1/1/1998 to 12/31/1998................................     1.291549        1.366233          1,839
  1/1/1999 to 12/31/1999................................     1.366233        1.678854         11,985
  1/1/2000 to 12/31/2000................................     1.678854        1.486746         33,579
  1/1/2001 to 12/31/2001................................     1.486746        1.164077         35,940
  1/1/2002 to 12/31/2002................................     1.164077        0.947057         31,640
  1/1/2003 to 12/31/2003................................     0.947057        1.195786         27,079
  1/1/2004 to 12/31/2004................................     1.195786        1.393648         23,524
  1/1/2005 to 12/31/2005................................     1.393648        1.621749         19,825
  1/1/2006 to 12/31/2006................................     1.621749        1.862971         16,415
  1/1/2007 to 12/31/2007................................     1.862971        2.026673         12,299
Lazard Mid Cap Sub-Account
  05/01/2002* to 12/31/2002.............................     1.139697        0.966588            236
  1/1/2003 to 12/31/2003................................     0.966588        1.202639            924
  1/1/2004 to 12/31/2004................................     1.202639        1.356668          1,247
  1/1/2005 to 12/31/2005................................     1.356668        1.445673          1,127
  1/1/2006 to 12/31/2006................................     1.445673        1.634840            987
  1/1/2007 to 12/31/2007................................     1.634840        1.568297          1,099
Legg Mason Partners Aggressive Growth Sub-Account(8)
  (previously Janus Growth Sub-Account)
  05/01/2001* to 12/31/2001.............................     1.000000        0.774690          1,526
  1/1/2002 to 12/31/2002................................     0.774690        0.528474          2,459
  1/1/2003 to 12/31/2003................................     0.528474        0.676949          2,772
  1/1/2004 to 12/31/2004................................     0.676949        0.723856          2,154
  1/1/2005 to 12/31/2005................................     0.723856        0.810729          1,969
  1/1/2006 to 12/31/2006................................     0.810729        0.785591          2,029
  1/1/2007 to 12/31/2007................................     0.785591        0.792170          1,706


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(2)
  (previously MFS(R) Investors Trust Sub-Account and,
  before that, MFS(R) Research Managers Sub-Account)
  07/01/1999* to 12/31/1999.............................     1.058483        1.186801          3,133
  1/1/2000 to 12/31/2000................................     1.186801        1.127801         27,930
  1/1/2001 to 12/31/2001................................     1.127801        0.879018         25,931
  1/1/2002 to 12/31/2002................................     0.879018        0.657745         20,614
  1/1/2003 to 12/31/2003................................     0.657745        0.804929         17,364
  1/1/2004 to 4/30/2004.................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account(7)
  (previously MFS(R)Investors Trust Sub-Account)
  07/01/1999* to 12/31/1999.............................     1.025560        1.018894          3,629
  1/1/2000 to 12/31/2000................................     1.018894        1.003305         11,237
  1/1/2001 to 12/31/2001................................     1.003305        0.831666         14,716
  1/1/2002 to 12/31/2002................................     0.831666        0.654341         12,644
  1/1/2003 to 12/31/2003................................     0.654341        0.786220         11,517
  1/1/2004 to 12/31/2004................................     0.786220        0.863409         25,236
  1/1/2005 to 12/31/2005................................     0.863409        0.913333         21,232
  1/1/2006 to 4/30/2006.................................     0.913333        0.956292              0
Legg Mason Value Equity Sub-Account
  05/01/2006* to 12/31/2006.............................     0.951421        1.021357         17,464
  1/1/2007 to 12/31/2007................................     1.021357        0.949456         13,109
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/2001* to 12/31/2001.............................     1.075873        1.128870          8,293
  1/1/2002 to 12/31/2002................................     1.128870        1.223843         12,899
  1/1/2003 to 12/31/2003................................     1.223843        1.247632         12,423
  1/1/2004 to 12/31/2004................................     1.247632        1.277533         10,899
  1/1/2005 to 12/31/2005................................     1.277533        1.283163          9,652
  1/1/2006 to 12/31/2006................................     1.283163        1.313620          7,749
  1/1/2007 to 12/31/2007................................     1.313620        1.381538          6,323
Loomis Sayles Small Cap Sub-Account
  04/19/1995* to 12/31/1995.............................     1.009980        1.218215              0
  1/1/1996 to 12/31/1996................................     1.218215        1.569712              0
  1/1/1997 to 12/31/1997................................     1.569712        1.932590              0
  1/1/1998 to 12/31/1998................................     1.932590        1.873409          2,233
  1/1/1999 to 12/31/1999................................     1.873409        2.433952         11,469
  1/1/2000 to 12/31/2000................................     2.433952        2.526234         33,563
  1/1/2001 to 12/31/2001................................     2.526234        2.271012         32,465
  1/1/2002 to 12/31/2002................................     2.271012        1.756676         26,586
  1/1/2003 to 12/31/2003................................     1.756676        2.363985         23,367
  1/1/2004 to 12/31/2004................................     2.363985        2.713014         20,795
  1/1/2005 to 12/31/2005................................     2.713014        2.860717         17,787
  1/1/2006 to 12/31/2006................................     2.860717        3.291587         14,821
  1/1/2007 to 12/31/2007................................     3.291587        3.631869         11,342


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lord Abbett Bond Debenture Sub-Account
  05/01/2001* to 12/31/2001.............................     1.385968        1.370827          1,573
  1/1/2002 to 12/31/2002................................     1.370827        1.344019          3,429
  1/1/2003 to 12/31/2003................................     1.344019        1.579255          6,199
  1/1/2004 to 12/31/2004................................     1.579255        1.684418          6,610
  1/1/2005 to 12/31/2005................................     1.684418        1.685870          6,106
  1/1/2006 to 12/31/2006................................     1.685870        1.814575          5,469
  1/1/2007 to 12/31/2007................................     1.814575        1.906408          4,374
MFS(R) Research International Sub-Account
  05/01/2001* to 12/31/2001.............................     0.972176        0.847826            634
  1/1/2002 to 12/31/2002................................     0.847826        0.737353          1,416
  1/1/2003 to 12/31/2003................................     0.737353        0.960139          2,008
  1/1/2004 to 12/31/2004................................     0.960139        1.131941          2,711
  1/1/2005 to 12/31/2005................................     1.131941        1.299562          2,955
  1/1/2006 to 12/31/2006................................     1.299562        1.621968          2,926
  1/1/2007 to 12/31/2007................................     1.621968        1.811865          2,699
MFS(R) Total Return Sub-Account(1)
  (previously Balance Sub-Account)
  04/19/1995* to 12/31/1995.............................     1.073395        1.226569              0
  1/1/1996 to 12/31/1996................................     1.226569        1.413947              0
  1/1/1997 to 12/31/1997................................     1.413947        1.619885              0
  1/1/1998 to 12/31/1998................................     1.619885        1.742881          4,075
  1/1/1999 to 12/31/1999................................     1.742881        1.631646         21,661
  1/1/2000 to 12/31/2000................................     1.631646        1.578230         27,155
  1/1/2001 to 12/31/2001................................     1.578230        1.486939         30,533
  1/1/2002 to 12/31/2002................................     1.486939        1.267704         25,819
  1/1/2003 to 12/31/2003................................     1.267704        1.497025         22,345
  1/1/2004 to 4/30/2004.................................     1.497025        1.484675         22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/2004* to 12/31/2004.............................    37.796838       41.125167            830
  1/1/2005 to 12/31/2005................................    41.125167       41.752266            756
  1/1/2006 to 12/31/2006................................    41.752266       46.129129            610
  1/1/2007 to 12/31/2007................................    46.129129       47.405000            484
MFS(R) Value Sub-Account
  (previously(10) Harris Oakmark Large Cap Value
  Sub-Account)
  05/01/2002* to 12/31/2002.............................     1.184038        0.971158            971
  1/1/2003 to 12/31/2003................................     0.971158        1.200332          2,710
  1/1/2004 to 12/31/2004................................     1.200332        1.317239          3,366
  1/1/2005 to 12/31/2005................................     1.317239        1.278940          3,249
  1/1/2006 to 12/31/2006................................     1.278940        1.487377          2,491
  1/1/2007 to 12/31/2007................................     1.487377        1.408970          1,934


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002* to 12/31/2002.............................     1.122185        0.847295            338
  1/1/2003 to 12/31/2003................................     0.847295        1.160250            589
  1/1/2004 to 12/31/2004................................     1.160250        1.217670            632
  1/1/2005 to 12/31/2005................................     1.217670        1.300044            474
  1/1/2006 to 12/31/2006................................     1.300044        1.463841            374
  1/1/2007 to 12/31/2007................................     1.463841        1.603183            277
MetLife Mid Cap Stock Index Sub-Account
  01/22/2001* to 12/31/2001.............................     1.048504        1.029834          2,498
  1/1/2002 to 12/31/2002................................     1.029834        0.862080          3,847
  1/1/2003 to 12/31/2003................................     0.862080        1.143806          3,963
  1/1/2004 to 12/31/2004................................     1.143806        1.305167          3,906
  1/1/2005 to 12/31/2005................................     1.305167        1.441790          3,514
  1/1/2006 to 12/31/2006................................     1.441790        1.561502          3,029
  1/1/2007 to 12/31/2007................................     1.561502        1.655410          2,563
MetLife Stock Index Sub-Account
  01/22/2001* to 12/31/2001.............................     3.886024        3.507534          2,487
  1/1/2002 to 12/31/2002................................     3.507534        2.679940          3,307
  1/1/2003 to 12/31/2003................................     2.679940        3.379282          3,488
  1/1/2004 to 12/31/2004................................     3.379282        3.674694          3,499
  1/1/2005 to 12/31/2005................................     3.674694        3.782314          2,915
  1/1/2006 to 12/31/2006................................     3.782314        4.296293          2,535
  1/1/2007 to 12/31/2007................................     4.296293        4.446986          2,159
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/2001* to 12/31/2001.............................     1.101046        0.851563          2,862
  1/1/2002 to 12/31/2002................................     0.851563        0.698977          3,813
  1/1/2003 to 12/31/2003................................     0.698977        0.945675          4,248
  1/1/2004 to 12/31/2004................................     0.945675        1.112204          5,083
  1/1/2005 to 12/31/2005................................     1.112204        1.238623          5,075
  1/1/2006 to 12/31/2006................................     1.238623        1.532261          4,683
  1/1/2007 to 12/31/2007................................     1.532261        1.669792          3,983
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2001* to 12/31/2001.............................     1.540633        1.500755            880
  1/1/2002 to 12/31/2002................................     1.500755        1.333183          1,921
  1/1/2003 to 12/31/2003................................     1.333183        1.790083          2,791
  1/1/2004 to 12/31/2004................................     1.790083        2.165131          3,999
  1/1/2005 to 12/31/2005................................     2.165131        2.389785          4,649
  1/1/2006 to 12/31/2006................................     2.389785        2.620536          4,302
  1/1/2007 to 12/31/2007................................     2.620536        2.666358          3,347
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005* to 12/31/2005.............................     7.947721        8.629752              9
  1/1/2006 to 12/31/2006................................     8.629752        9.158221             45
  1/1/2007 to 12/31/2007................................     9.158221       10.320556             40


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Oppenheimer Global Equity Sub-Account
  05/01/2004* to 12/31/2004.............................    12.752804       14.710742             10
  1/1/2005 to 12/31/2005................................    14.710742       16.824885             32
  1/1/2006 to 12/31/2006................................    16.824885       19.304552             60
  1/1/2007 to 12/31/2007................................    19.304552       20.226655             52
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006* to 12/31/2006.............................    10.995472       11.102944             16
  1/1/2007 to 12/31/2007................................    11.102944       12.129906             36
PIMCO Total Return Sub-Account
  05/01/2001* to 12/31/2001.............................     1.001001        1.053729          7,734
  1/1/2002 to 12/31/2002................................     1.053729        1.135740         24,068
  1/1/2003 to 12/31/2003................................     1.135740        1.168176         26,470
  1/1/2004 to 12/31/2004................................     1.168176        1.209265         24,664
  1/1/2005 to 12/31/2005................................     1.209265        1.219302         23,591
  1/1/2006 to 12/31/2006................................     1.219302        1.256717         19,483
  1/1/2007 to 12/31/2007................................     1.256717        1.332890         14,853
RCM Technology Sub-Account
  05/01/2001* to 12/31/2001.............................     0.822515        0.609384          2,482
  1/1/2002 to 12/31/2002................................     0.609384        0.296057          2,096
  1/1/2003 to 12/31/2003................................     0.296057        0.460016          4,496
  1/1/2004 to 12/31/2004................................     0.460016        0.434043          3,604
  1/1/2005 to 12/31/2005................................     0.434043        0.475175          2,783
  1/1/2006 to 12/31/2006................................     0.475175        0.493639          2,592
  1/1/2007 to 12/31/2007................................     0.493639        0.640182          2,158
Russell 2000(R) Index Sub-Account
  01/22/2001* to 12/31/2001.............................     1.201374        1.184491          3,277
  1/1/2002 to 12/31/2002................................     1.184491        0.927196          3,913
  1/1/2003 to 12/31/2003................................     0.927196        1.332270          4,506
  1/1/2004 to 12/31/2004................................     1.332270        1.542319          4,835
  1/1/2005 to 12/31/2005................................     1.542319        1.586342          4,497
  1/1/2006 to 12/31/2006................................     1.586342        1.839366          3,814
  1/1/2007 to 12/31/2007................................     1.839366        1.782741          3,025
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004* to 12/31/2004.............................     1.116697        1.210073            279
  1/1/2005 to 12/31/2005................................     1.210073        1.268802          1,030
  1/1/2006 to 12/31/2006................................     1.268802        1.412393          1,114
  1/1/2007 to 12/31/2007................................     1.412393        1.520102          1,357
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2001* to 12/31/2001.............................     0.981054        0.823736          1,984
  1/1/2002 to 12/31/2002................................     0.823736        0.454589          3,441
  1/1/2003 to 12/31/2003................................     0.454589        0.612518          5,480
  1/1/2004 to 12/31/2004................................     0.612518        0.711632          6,950
  1/1/2005 to 12/31/2005................................     0.711632        0.804413          7,340
  1/1/2006 to 12/31/2006................................     0.804413        0.842156          7,030
  1/1/2007 to 12/31/2007................................     0.842156        0.976849          5,806


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004* to 12/31/2004.............................     1.238152        1.320013             42
  1/1/2005 to 12/31/2005................................     1.320013        1.441195            190
  1/1/2006 to 12/31/2006................................     1.441195        1.472779            557
  1/1/2007 to 12/31/2007................................     1.472779        1.590630            487
Western Asset Management Strategic Bond Opportunities
  Sub-Account
  04/19/1995* to 12/31/1995.............................     1.030925        1.158151              0
  1/1/1996 to 12/31/1996................................     1.158151        1.305874              0
  1/1/1997 to 12/31/1997................................     1.305874        1.430333              0
  1/1/1998 to 12/31/1998................................     1.430333        1.439188          2,999
  1/1/1999 to 12/31/1999................................     1.439188        1.439668         10,480
  1/1/2000 to 12/31/2000................................     1.439668        1.522166         16,507
  1/1/2001 to 12/31/2001................................     1.522166        1.603273         20,870
  1/1/2002 to 12/31/2002................................     1.603273        1.732982         19,757
  1/1/2003 to 12/31/2003................................     1.732982        1.924585         19,494
  1/1/2004 to 12/31/2004................................     1.924585        2.023251         17,883
  1/1/2005 to 12/31/2005................................     2.023251        2.051726         16,382
  1/1/2006 to 12/31/2006................................     2.051726        2.125575         13,022
  1/1/2007 to 12/31/2007................................     2.125575        2.180377          9,844
Western Asset Management U.S. Government Sub-Account
  04/19/1995* to 12/31/1995.............................     1.046628        1.138448              0
  1/1/1996 to 12/31/1996................................     1.138448        1.159699              0
  1/1/1997 to 12/31/1997................................     1.159699        1.240432              0
  1/1/1998 to 12/31/1998................................     1.240432        1.316242          3,447
  1/1/1999 to 12/31/1999................................     1.316242        1.300191         11,140
  1/1/2000 to 12/31/2000................................     1.300191        1.416200         16,057
  1/1/2001 to 12/31/2001................................     1.416200        1.490415         25,812
  1/1/2002 to 12/31/2002................................     1.490415        1.586448         31,938
  1/1/2003 to 12/31/2003................................     1.586448        1.590633         24,559
  1/1/2004 to 12/31/2004................................     1.590633        1.615611         20,036
  1/1/2005 to 12/31/2005................................     1.615611        1.620674         17,322
  1/1/2006 to 12/31/2006................................     1.620674        1.664713         14,256
  1/1/2007 to 12/31/2007................................     1.664713        1.712922         10,711
MetLife Conservative Allocation Sub-Account
  05/01/2005* to 12/31/2005.............................     9.998849       10.299739             16
  1/1/2006 to 12/31/2006................................    10.299739       10.856842             65
  1/1/2007 to 12/31/2007................................    10.856842       11.301500            108
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005* to 12/31/2005.............................     9.998849       10.517665             34
  1/1/2006 to 12/31/2006................................    10.517665       11.349099            147
  1/1/2007 to 12/31/2007................................    11.349099       11.728876            290
MetLife Moderate Allocation Sub-Account
  05/01/2005* to 12/31/2005.............................     9.998849       10.748464             81
  1/1/2006 to 12/31/2006................................    10.748464       11.854319            267
  1/1/2007 to 12/31/2007................................    11.854319       12.196651            421


------------
*Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005* to 12/31/2005.............................     9.998849       10.974321             81
  1/1/2006 to 12/31/2006................................    10.974321       12.360650            287
  1/1/2007 to 12/31/2007................................    12.360650       12.657119            362
MetLife Aggressive Sub-Account
  05/01/2005* to 12/31/2005.............................     9.998849       11.150576              3
  1/1/2006 to 12/31/2006................................    11.150576       12.717820             19
  1/1/2007 to 12/31/2007................................    12.717820       12.949992             36
Cyclical Growth and Income ETF Sub-Account
  05/01/2006* to 12/31/2006.............................    10.513475       11.160973              5
  1/1/2007 to 12/31/2007................................    11.160973       11.599133              5
Cyclical Growth ETF Sub-Account
  05/01/2006* to 12/31/2006.............................    10.704349       11.415778              2
  1/1/2007 to 12/31/2007................................    11.415778       11.888698              3
                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Bond Sub-Account
  05/01/2006* to 12/31/2006.............................    14.495461       15.190349             51
  1/1/2007 to 12/31/2007................................    15.190349       15.437741            112
American Funds Global Small Capitalization Sub-Account
  05/01/2001* to 12/31/2001.............................     1.476716        1.342550            948
  1/1/2002 to 12/31/2002................................     1.342550        1.068961          2,108
  1/1/2003 to 12/31/2003................................     1.068961        1.614333          2,973
  1/1/2004 to 12/31/2004................................     1.614333        1.919416          3,555
  1/1/2005 to 12/31/2005................................     1.919416        2.366770          4,389
  1/1/2006 to 12/31/2006................................     2.366770        2.888153          4,409
  1/1/2007 to 12/31/2007................................     2.888153        3.449341          4,038
American Funds Growth-Income Sub-Account
  05/01/2001* to 12/31/2001.............................     8.470922        8.166745          1,354
  1/1/2002 to 12/31/2002................................     8.166745        6.559432          2,467
  1/1/2003 to 12/31/2003................................     6.559432        8.544391          3,314
  1/1/2004 to 12/31/2004................................     8.544391        9.276103          3,723
  1/1/2005 to 12/31/2005................................     9.276103        9.656906          3,563
  1/1/2006 to 12/31/2006................................     9.656906       10.943498          2,958
  1/1/2007 to 12/31/2007................................    10.943498       11.306237          2,402


------------
*Date on which the Sub-Account first became available.

                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Growth Sub-Account
  05/01/2001* to 12/31/2001.............................    12.927305       10.979737            948
  1/1/2002 to 12/31/2002................................    10.979737        8.158775          1,815
  1/1/2003 to 12/31/2003................................     8.158775       10.979316          2,857
  1/1/2004 to 12/31/2004................................    10.979316       12.148754          3,327
  1/1/2005 to 12/31/2005................................    12.148754       13.885527          3,330
  1/1/2006 to 12/31/2006................................    13.885527       15.054513          2,820
  1/1/2007 to 12/31/2007................................    15.054513       16.635251          2,257


------------
  *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.


 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus

     Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



 (9) April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.



(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.



(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:    --  A recording of daily unit values is available by calling
                                        1-800-333-2501.

                                    --  Fund transfers and changes of future purchase payment
                                        allocations can be made by calling 1-800-435-4117.

    Written Communications:         --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders,
                                        maturities and any other processing matters relating to your
                                        Contract should be directed to:

                                          New England Life Insurance Company
                                          c/o Annuity Administrative Office
                                          P.O. Box 14594
                                          Des Moines, IA 50306-3594
                                          Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Florida                                                      1.00%                    1.00%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

------------

* Contracts sold to Sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

 CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH
                              ACCUMULATOR CONTRACT

                                                        ASSET-BASED
                                                        (MORTALITY &
                                                        EXPENSE AND
                                                        ADMIN. ASSET   ADMINISTRATION
                                 CDSC                     CHARGE)      CONTRACT CHARGE          OTHER
                 ------------------------------------  --------------  ---------------  ---------------------
American Growth  7% of purchase payments; declining        1.40%       $30 (or 2% of    premium tax charge on
  Series (AGS)   to 0% after 7 years                     (1.65% for    total Contract   purchase payments in
                                                        certain Sub-   Value if less)   South Dakota is paid
                                                         accounts)     -- waiver may    by us and recovered
                                                                         apply          later

Fund I           --none on exchange                         .95%       3% of first $46  premium tax charge
                 --subsequent purchase payments                        2% of excess     taken from purchase
                   will have AGS's CDSC                                (amounts will    payments in South
                                                                       be lower for     Dakota
                                                                       single purchase  --Sales
                                                                       payment          Charge--maximum 6%
                                                                       contracts)

Preference       --none on exchange                        1.25%       $30              premium tax charge
                 --subsequent purchase payments        (mortality and  --no waiver      taken from purchase
                   will have AGS's CDSC                expense only;                    payments in South
                                                             no                         Dakota
                                                       Administration
                                                       Asset Charge)

Zenith           --none on exchange                        1.35%       $30              premium tax charge
  Accumulator    --will apply on subsequent              (1.60% for                     taken from purchase
                   withdrawal from AGS using the        certain Sub-                    payments in South
                   time table for Zenith                 accounts)                      Dakota
                   Accumulator
                 --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                 --subsequent purchase payments
                   will have AGS's CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-7
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-13
LEGAL MATTERS...............................................     II-13
FINANCIAL STATEMENTS........................................         1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
           Contract Number

                                   Address  --------------------------------------
      -------------------------
              Signature
                                            --------------------------------------
                                                                               Zip

                             AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                        SUPPLEMENT DATED APRIL 28, 2008
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2008, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-777-5897 or visiting our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:


     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Please note, because Death Proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........         None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................          7%
                                                                   declining
                                                                  annually --
                                                                 see Note (1)
          Transfer Fee(2)...................................          $0

NOTES:


(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.), as follows:


    NUMBER OF COMPLETE YEARS
FROM RECEIPT OF PURCHASE PAYMENT                    CHARGE
--------------------------------                    ------
                0                                     7%
                1                                     6%
                2                                     5%
                3                                     4%
                4                                     3%
                5                                     2%
                6                                     1%
                7 and thereafter                      0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)


                                                          AMERICAN FUNDS BOND SUB-ACCOUNT
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL          ALL OTHER
                                                          SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                          --------------------------------   ------------
          Mortality and Expense Risk Charge(2)..........               1.55%                    1.30%
          Administration Asset Charge...................               0.10%                    0.10%
                                                                       -----                    -----
                    Total Variable Account Annual
                      Expenses..........................               1.65%                    1.40%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................   0.40%     1.34%


NOTE:


(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)




                                              DISTRIBUTION                ACQUIRED       TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                   FUND FEES     ANNUAL      WAIVER AND/OR      ANNUAL
                                MANAGEMENT   SERVICE(12B-1)    OTHER         AND       OPERATING       EXPENSE        OPERATING
ELIGIBLE FUND                      FEE            FEES        EXPENSES   EXPENSES(2)   EXPENSES     REIMBURSEMENT    EXPENSES(3)
-------------                   ----------   --------------   --------   -----------   ---------   ---------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)
American Funds Bond Fund......     0.40%          0.25%         0.01%         --         0.66%            --             0.66%
American Funds Global Small
  Capitalization Fund.........     0.70%          0.25%         0.03%         --         0.98%            --             0.98%
American Funds Growth Fund....     0.32%          0.25%         0.01%         --         0.58%            --             0.58%
American Funds Growth-Income
  Fund........................     0.26%          0.25%         0.01%         --         0.52%            --             0.52%
MET INVESTORS SERIES TRUST
American Funds Balanced
  Allocation Portfolio........     0.10%          0.55%         0.15%       0.39%        1.19%          0.15%            1.04%(4)
American Funds Growth
  Allocation Portfolio........     0.10%          0.55%         0.19%       0.36%        1.20%          0.19%            1.01%(5)
American Funds Moderate
  Allocation Portfolio........     0.10%          0.55%         0.26%       0.41%        1.32%          0.26%            1.06%(6)
BlackRock Large Cap Core
  Portfolio...................     0.58%          0.25%         0.06%         --         0.89%            --             0.89%
Clarion Global Real Estate
  Portfolio...................     0.61%          0.25%         0.04%         --         0.90%            --             0.90%
Cyclical Growth and Income ETF
  Portfolio...................     0.45%          0.25%         0.09%       0.23%        1.02%            --             1.02%(7)
Cyclical Growth ETF
  Portfolio...................     0.45%          0.25%         0.08%       0.24%        1.02%            --             1.02%(8)
Harris Oakmark International
  Portfolio...................     0.77%          0.15%         0.08%         --         1.00%            --             1.00%
Janus Forty Portfolio.........     0.65%          0.25%         0.06%         --         0.96%            --             0.96%
Lazard Mid Cap Portfolio......     0.69%          0.25%         0.06%         --         1.00%            --             1.00%
Legg Mason Partners Aggressive
  Growth Portfolio............     0.62%          0.25%         0.05%         --         0.92%            --             0.92%
Legg Mason Value Equity
  Portfolio...................     0.63%            --          0.04%         --         0.67%            --             0.67%
Lord Abbett Bond Debenture
  Portfolio...................     0.49%          0.25%         0.04%         --         0.78%            --             0.78%
Met/AIM Small Cap Growth
  Portfolio...................     0.86%          0.25%         0.06%         --         1.17%            --             1.17%
Met/Franklin Income
  Portfolio...................     0.80%          0.25%         0.29%         --         1.34%          0.19%            1.15%(9)
Met/Franklin Mutual Shares
  Portfolio...................     0.80%          0.25%         0.29%         --         1.34%          0.19%            1.15%(10)
Met/Franklin Templeton
  Founding Strategy
  Portfolio...................     0.05%          0.25%         0.15%       0.87%        1.32%          0.15%            1.17%(11)
Met/Templeton Growth
  Portfolio...................     0.70%          0.25%         0.34%         --         1.29%          0.24%            1.05%(12)
MFS(R) Research International
  Portfolio...................     0.70%          0.25%         0.09%         --         1.04%            --             1.04%
Oppenheimer Capital
  Appreciation Portfolio......     0.58%          0.25%         0.06%         --         0.89%            --             0.89%
PIMCO Inflation Protected Bond
  Portfolio...................     0.50%          0.25%         0.05%         --         0.80%            --             0.80%
PIMCO Total Return
  Portfolio...................     0.48%          0.25%         0.04%         --         0.77%            --             0.77%(13)
RCM Technology Portfolio......     0.88%          0.25%         0.14%         --         1.27%            --             1.27%
T. Rowe Price Mid Cap Growth
  Portfolio...................     0.75%          0.25%         0.05%         --         1.05%            --             1.05%
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth
  Portfolio...................     0.71%          0.25%         0.05%         --         1.01%            --             1.01%
BlackRock Bond Income
  Portfolio...................     0.38%            --          0.06%         --         0.44%          0.01%            0.43%(14)
BlackRock Diversified
  Portfolio...................     0.44%          0.25%         0.06%         --         0.75%            --             0.75%
BlackRock Large Cap Value
  Portfolio...................     0.68%          0.15%         0.06%         --         0.89%            --             0.89%

                                              DISTRIBUTION                ACQUIRED       TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                   FUND FEES     ANNUAL      WAIVER AND/OR      ANNUAL
                                MANAGEMENT   SERVICE(12B-1)    OTHER         AND       OPERATING       EXPENSE        OPERATING
ELIGIBLE FUND                      FEE            FEES        EXPENSES   EXPENSES(2)   EXPENSES     REIMBURSEMENT    EXPENSES(3)
-------------                   ----------   --------------   --------   -----------   ---------   ---------------   -----------
BlackRock Legacy Large Cap
  Growth Portfolio............     0.73%            --          0.06%         --         0.79%            --             0.79%
BlackRock Money Market
  Portfolio...................     0.33%            --          0.07%         --         0.40%          0.01%            0.39%(15)
BlackRock Strategic Value
  Portfolio...................     0.82%            --          0.06%         --         0.88%            --             0.88%
Davis Venture Value
  Portfolio...................     0.69%            --          0.04%         --         0.73%            --             0.73%
FI Large Cap Portfolio........     0.77%          0.25%         0.07%         --         1.09%            --             1.09%
FI Mid Cap Opportunities
  Portfolio...................     0.68%          0.25%         0.05%         --         0.98%            --             0.98%
FI Value Leaders Portfolio....     0.64%            --          0.07%         --         0.71%            --             0.71%
Franklin Templeton Small Cap
  Growth Portfolio............     0.90%          0.25%         0.11%         --         1.26%            --             1.26%
Harris Oakmark Focused Value
  Portfolio...................     0.72%            --          0.04%         --         0.76%            --             0.76%
Jennison Growth Portfolio.....     0.63%            --          0.04%         --         0.67%            --             0.67%
Julius Baer International
  Stock Portfolio.............     0.84%            --          0.12%         --         0.96%          0.04%            0.92%(16)
Lehman Brothers(R) Aggregate
  Bond Index Portfolio........     0.25%          0.25%         0.05%         --         0.55%          0.01%            0.54%(17)
Loomis Sayles Small Cap
  Portfolio...................     0.90%            --          0.05%         --         0.95%          0.05%            0.90%(18)
MetLife Aggressive Allocation
  Portfolio...................     0.10%          0.25%         0.04%       0.73%        1.12%          0.04%            1.08%(19)
MetLife Conservative
  Allocation Portfolio........     0.10%          0.25%         0.05%       0.59%        0.99%          0.05%            0.94%(20)
MetLife Conservative to
  Moderate Allocation
  Portfolio...................     0.10%          0.25%         0.01%       0.64%        1.00%          0.01%            0.99%(21)
MetLife Mid Cap Stock Index
  Portfolio...................     0.25%          0.25%         0.07%       0.01%        0.58%          0.01%            0.57%(22)
MetLife Moderate Allocation
  Portfolio...................     0.08%          0.25%         0.01%       0.67%        1.01%            --             1.01%(23)
MetLife Moderate to Aggressive
  Allocation Portfolio........     0.08%          0.25%         0.01%       0.70%        1.04%            --             1.04%(24)
MetLife Stock Index
  Portfolio...................     0.25%          0.25%         0.04%         --         0.54%          0.01%            0.53%(25)
MFS(R) Total Return
  Portfolio...................     0.53%          0.15%         0.05%         --         0.73%            --             0.73%
MFS(R) Value Portfolio........     0.72%          0.15%         0.05%         --         0.92%          0.07%            0.85%(26)
Morgan Stanley EAFE(R) Index
  Portfolio...................     0.30%          0.25%         0.12%       0.01%        0.68%          0.01%            0.67%(27)
Neuberger Berman Mid Cap Value
  Portfolio...................     0.64%          0.25%         0.05%         --         0.94%            --             0.94%
Oppenheimer Global Equity
  Portfolio...................     0.51%          0.25%         0.10%         --         0.86%            --             0.86%
Russell 2000(R) Index
  Portfolio...................     0.25%          0.25%         0.07%       0.01%        0.58%          0.01%            0.57%(28)
T. Rowe Price Large Cap Growth
  Portfolio...................     0.60%          0.25%         0.07%         --         0.92%            --             0.92%
T. Rowe Price Small Cap Growth
  Portfolio...................     0.51%          0.25%         0.08%         --         0.84%            --             0.84%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio...................     0.61%            --          0.05%         --         0.66%            --             0.66%
Western Asset Management U.S.
  Government Portfolio........     0.49%            --          0.05%         --         0.54%            --             0.54%



NOTES:



 (1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.



 (2) Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by an Eligible Fund as a result of investing in shares of one or more underlying portfolios.



 (3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



 (4) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



 (5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



 (6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



 (7) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



 (8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



 (9) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(10) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(11) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses.



(12) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees.



(13) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.



(14) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.



(15) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(16) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(17) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.



(18) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio by 0.05%.



(19) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(20) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(21) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(22) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



(23) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(24) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(25) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



(26) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



(27) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.



(28) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



EXAMPLE


     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
(a) Maximum...........................................   $926    $1,341    $1,765     $3,093
(b) Minimum...........................................   $840    $1,078    $1,303     $2,171


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
(a) Maximum...........................................   $281    $  861    $1,465     $3,093
(b) Minimum...........................................   $189    $  584    $1,003     $2,171


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.079% has been used. (See Note (1) to the Variable Account Annual Expenses table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-34).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is to seek growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is to seek long-term growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is to seek long-term capital appreciation.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     JULIUS BAER INTERNATIONAL STOCK PORTFOLIO



     The Julius Baer International Stock Portfolio's investment objective is to seek long-term growth of capital.



     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.



     LOOMIS SAYLES SMALL CAP PORTFOLIO



     The Loomis Sayles Small Cap Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to primarily seek capital appreciation and secondarily seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation and reasonable income.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.


INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth Portfolio......................    BlackRock Advisors, LLC
BlackRock Bond Income Portfolio............................    BlackRock Advisors, LLC
BlackRock Diversified Portfolio............................    BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio........................    BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio................    BlackRock Advisors, LLC
BlackRock Money Market Portfolio...........................    BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio........................    BlackRock Advisors, LLC
Davis Venture Value Portfolio..............................    Davis Selected Advisers, L.P.(1)
FI Large Cap Portfolio.....................................    Pyramis Global Advisors, LLC(2)
FI Mid Cap Opportunities Portfolio.........................    Pyramis Global Advisors, LLC(2)
FI Value Leaders Portfolio.................................    Pyramis Global Advisors, LLC(2)
Franklin Templeton Small Cap Growth Portfolio..............    Franklin Advisers, Inc.
Harris Oakmark Focused Value Portfolio.....................    Harris Associates L.P.
Jennison Growth Portfolio..................................    Jennison Associates LLC
Julius Baer International Stock Portfolio(3)...............    Julius Baer Investment Management LLC(4)
Lehman Brothers(R) Aggregate Bond Index Portfolio..........    MetLife Investment Advisors Company, LLC
Loomis Sayles Small Cap Portfolio..........................    Loomis, Sayles & Company, L.P.
MetLife Aggressive Allocation Portfolio....................    N/A(5)
MetLife Conservative Allocation Portfolio..................    N/A(5)
MetLife Conservative to Moderate Allocation Portfolio......    N/A(5)
MetLife Mid Cap Stock Index Portfolio......................    MetLife Investment Advisors Company, LLC
MetLife Moderate Allocation Portfolio......................    N/A(5)
MetLife Moderate to Aggressive Allocation Portfolio........    N/A(5)
MetLife Stock Index Portfolio..............................    MetLife Investment Advisors Company, LLC
MFS(R) Total Return Portfolio..............................    Massachusetts Financial Services Company
MFS(R) Value Portfolio(6)..................................    Massachusetts Financial Services
                                                               Company(7)
Morgan Stanley EAFE(R) Index Portfolio.....................    MetLife Investment Advisors Company, LLC
Neuberger Berman Mid Cap Value Portfolio...................    Neuberger Berman Management, Inc.
Oppenheimer Global Equity Portfolio........................    OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio............................    MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................    Western Asset Management Company
Western Asset Management U.S. Government Portfolio.........    Western Asset Management Company


------------


(1)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



(2)Effective April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.



(3)Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.



(4)Effective January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.



(5)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(6)Effective January 7, 2008, Harris Oakmark Large Cap Value Portfolio changed its name to MFS(R) Value Portfolio.



(7)Effective January 7, 2008, Massachusetts Financial Services Company replaced Harris Associates, L.P. as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).


PORTFOLIO                                                   ADVISER (SUBADVISER)
---------                                                   --------------------
American Funds Balanced Allocation Portfolio............    N/A(1)
American Funds Growth Allocation Portfolio..............    N/A(1)
American Funds Moderate Allocation Portfolio............    N/A(1)
BlackRock Large Cap Core Portfolio......................    BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio(2).................    ING Clarion Real Estate Securities, L.P.(3)
Cyclical Growth and Income ETF Portfolio................    Gallatin Asset Management, Inc.
Cyclical Growth ETF Portfolio...........................    Gallatin Asset Management, Inc.
Harris Oakmark International Portfolio..................    Harris Associates L.P.
Janus Forty Portfolio...................................    Janus Capital Management LLC
Lazard Mid Cap Portfolio................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth Portfolio.........    ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio.......................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture Portfolio....................    Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth Portfolio......................    Invesco Aim Capital Management, Inc.(4)
Met/Franklin Income Portfolio...........................    Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio....................    Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding Strategy Portfolio......    N/A(1)
Met/Templeton Growth Portfolio..........................    Templeton Global Advisors Limited
MFS(R) Research International Portfolio.................    Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Portfolio..............    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio................    Pacific Investment Management Company LLC
PIMCO Total Return Portfolio............................    Pacific Investment Management Company LLC
RCM Technology Portfolio................................    RCM Capital Management LLC
T. Rowe Price Mid Cap Growth Portfolio..................    T. Rowe Price Associates, Inc.

------------


(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at Met Investors Advisory Corp. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2)Effective April 28, 2008 Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio.



(3)Effective April 28, 2008 ING Clarion Real Estate Securities, L.P. replaced Neuberger Berman Management Inc as subadviser.



(4)Effective March 31, 2008, AIM Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Julius Baer International Stock, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS(R) Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Growth Portfolio and American Funds Moderate Portfolio, which are Class C; and


     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                 THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")


     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).


     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small

Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, FI Large Cap, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Franklin Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Julius Baer International Stock Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     Guaranteed Account. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20(th) day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      -- For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.



                            REPLACEMENT OF CONTRACTS



     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.


     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Clarion Global Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, FI Large Cap American Funds Balanced Allocation, American Funds Moderate Allocation, American Funds Growth Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations -- Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.



     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          --  made on or after the taxpayer reaches age 59 1/2;

          --  made on or after the death of an Owner;

          --  attributable to the taxpayer's becoming disabled;

          -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

          -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of

$100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares. (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.



     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.


     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts).

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2007 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.567147       37.215656              1
  01/01/05 to 12/31/05..................................    37.215656       40.528355              3
  01/01/06 to 12/31/06..................................    40.528355       42.551290              3
  01/01/07 to 12/31/07..................................    42.551290       50.447102              7
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.684861        3.018347              0
  01/01/96 to 12/31/96..................................     3.018347        3.113250              0
  01/01/97 to 12/31/97..................................     3.113250        3.404265              0
  01/01/98 to 12/31/98..................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99..................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00..................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01..................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02..................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03..................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04..................................     4.588908        4.725484         13,186
  01/01/05 to 12/31/05..................................     4.725484        4.772425         11,543
  01/01/06 to 12/31/06..................................     4.772425        4.913914          9,252
  01/01/07 to 12/31/07..................................     4.913914        5.150240          6,928
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04.................................    35.331647       38.120554              7
  01/01/05 to 12/31/05..................................    38.120554       38.651758              8
  01/01/06 to 12/31/06..................................    38.651758       42.021096              9
  01/01/07 to 12/31/07..................................    42.021096       43.761019              9
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/07* to 12/31/07.................................     7.880141        7.947782            148


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Large Cap Core Sub-Account(9) (previously
  BlackRock Investment Trust Sub-Account)
  05/01/01* to 12/31/01.................................     7.438037        6.523987            194
  01/01/02 to 12/31/02..................................     6.523987        4.742371            293
  01/01/03 to 12/31/03..................................     4.742371        6.075046            292
  01/01/04 to 12/31/04..................................     6.075046        6.625220            265
  01/01/05 to 12/31/05..................................     6.625220        6.750063            220
  01/01/06 to 12/31/06..................................     6.750063        7.577311            177
  01/01/07 to 04/27/07..................................     7.577311        7.946557              0
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792409            201
  01/01/03 to 12/31/03..................................     0.792409        1.058093            743
  01/01/04 to 12/31/04..................................     1.058093        1.182333          1,200
  01/01/05 to 12/31/05..................................     1.182333        1.232291          1,125
  01/01/06 to 12/31/06..................................     1.232291        1.448572          1,257
  01/01/07 to 12/31/07..................................     1.448572        1.475061          1,273
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091176        1.401562              0
  01/01/96 to 12/31/96..................................     1.401562        1.563978              0
  01/01/97 to 12/31/97..................................     1.563978        1.937505              0
  01/01/98 to 12/31/98..................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99..................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00..................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01..................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02..................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03..................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04..................................     2.421756        2.598485         37,765
  01/01/05 to 12/31/05..................................     2.598485        2.741932         30,881
  01/01/06 to 12/31/06..................................     2.741932        2.815594         24,947
  01/01/07 to 12/31/07..................................     2.815594        3.295834         19,000


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.824171        1.877438              0
  01/01/96 to 12/31/96..................................     1.877438        1.946086              0
  01/01/97 to 12/31/97..................................     1.946086        2.021482              0
  01/01/98 to 12/31/98..................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99..................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00..................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01..................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02..................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03..................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04..................................     2.318287        2.308499         13,139
  01/01/05 to 12/31/05..................................     2.308499        2.342362         10,767
  01/01/06 to 12/31/06..................................     2.342362        2.421031          9,479
  01/01/07 to 12/31/07..................................     2.421031        2.508405          8,853
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02..................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03..................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04..................................     1.608012        1.828885         21,043
  01/01/05 to 12/31/05..................................     1.828885        1.878440         17,739
  01/01/06 to 12/31/06..................................     1.878440        2.162288         14,030
  01/01/07 to 12/31/07..................................     2.162288        2.058454         10,854
Clarion Global Real Estate Sub-Account(11) (previously
  Neuberger Berman Real Estate Sub-Account)
  05/01/04* to 12/31/04.................................     9.998849       12.833645            157
  01/01/05 to 12/31/05..................................    12.833645       14.337160            303
  01/01/06 to 12/31/06..................................    14.337160       19.451786            362
  01/01/07 to 12/31/07..................................    19.451786       16.301648            265


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071349        1.322415              0
  01/01/96 to 12/31/96..................................     1.322415        1.640833              0
  01/01/97 to 12/31/97..................................     1.640833        2.160040              0
  01/01/98 to 12/31/98..................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99..................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00..................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01..................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02..................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03..................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04..................................     2.843065        3.150202         47,447
  01/01/05 to 12/31/05..................................     3.150202        3.426424         41,613
  01/01/06 to 12/31/06..................................     3.426424        3.871576         34,223
  01/01/07 to 12/31/07..................................     3.871576        3.992217         26,063
FI Large Cap Sub-Account
  05/01/06* to 12/31/06.................................    17.091180       17.290064              1
  01/01/07 to 12/31/07..................................    17.290064       17.683059              2
FI Mid Cap Opportunities Sub-Account(3) (previously
  Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.594089        1.548625          4,996
  01/01/02 to 12/31/02..................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03..................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04..................................     1.432110        1.649774          3,281
  01/01/05 to 12/31/05..................................     1.649774        1.735305          2,809
  01/01/06 to 12/31/06..................................     1.735305        1.909037          2,493
  01/01/07 to 12/31/07..................................     1.909037        2.035026          2,091
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810364             58
  01/01/03 to 12/31/03..................................     0.810364        1.135435            779
  01/01/04 to 04/30/04..................................     1.135435        1.125155            955


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.191883        1.483784              0
  01/01/96 to 12/31/96..................................     1.483784        1.727747              0
  01/01/97 to 12/31/97..................................     1.727747        2.274012              0
  01/01/98 to 12/31/98..................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99..................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00..................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01..................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02..................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03..................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04..................................     2.374350        2.662638         18,571
  01/01/05 to 12/31/05..................................     2.662638        2.906550         15,837
  01/01/06 to 12/31/06..................................     2.906550        3.208220         12,711
  01/01/07 to 12/31/07..................................     3.208220        3.296202          9,360
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02..................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03..................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04..................................     0.890094        0.975527          3,986
  01/01/05 to 12/31/05..................................     0.975527        1.004244          3,426
  01/01/06 to 12/31/06..................................     1.004244        1.086578          2,817
  01/01/07 to 12/31/07..................................     1.086578        1.117621          2,209
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.200515        1.436949              0
  01/01/96 to 12/31/96..................................     1.436949        1.666295              0
  01/01/97 to 12/31/97..................................     1.666295        1.927771              0
  01/01/98 to 12/31/98..................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99..................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00..................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01..................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02..................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03..................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04..................................     3.129369        3.392259         25,281
  01/01/05 to 12/31/05..................................     3.392259        3.679117         22,038
  01/01/06 to 12/31/06..................................     3.679117        4.079937         17,220
  01/01/07 to 12/31/07..................................     4.079937        3.747804         12,873


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059613        0.883774             28
  01/01/03 to 12/31/03..................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04..................................     1.177828        1.401690          3,988
  01/01/05 to 12/31/05..................................     1.401690        1.579557          5,834
  01/01/06 to 12/31/06..................................     1.579557        2.009147          6,239
  01/01/07 to 12/31/07..................................     2.009147        1.961255          5,357
Janus Forty Sub-Account
  04/30/07* to 12/31/07.................................   145.834124      178.900463              4
Jennison Growth Sub-Account(6) (previously Met/Putnam
  Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01..................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02..................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03..................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04..................................     0.429335        0.444439         14,855
  01/01/05 to 04/30/05..................................     0.444439        0.409004         13,940
Jennison Growth Sub-Account
  05/01/05* to 12/31/05.................................     0.410164        0.493718         11,862
  01/01/06 to 12/31/06..................................     0.493718        0.500291         10,627
  01/01/07 to 12/31/07..................................     0.500291        0.550886          8,389
Julius Baer International Stock Sub-Account)(5)
  (previously FI International Stock Sub-Account, and
  before that, Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.216847        1.262652              0
  01/01/96 to 12/31/96..................................     1.262652        1.327000              0
  01/01/97 to 12/31/97..................................     1.327000        1.291549              0
  01/01/98 to 12/31/98..................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99..................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00..................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01..................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02..................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03..................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04..................................     1.195786        1.393648         23,524
  01/01/05 to 12/31/05..................................     1.393648        1.621749         19,825
  01/01/06 to 12/31/06..................................     1.621749        1.862971         16,415
  01/01/07 to 12/31/07..................................     1.862971        2.026673         12,299


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lazard Mid Cap Sub-Account
  05/01/02* to 12/31/02.................................     1.139697        0.966588            236
  01/01/03 to 12/31/03..................................     0.966588        1.202639            924
  01/01/04 to 12/31/04..................................     1.202639        1.356668          1,247
  01/01/05 to 12/31/05..................................     1.356668        1.445673          1,127
  01/01/06 to 12/31/06..................................     1.445673        1.634840            987
  01/01/07 to 12/31/07..................................     1.634840        1.568297          1,099
Legg Mason Partners Aggressive Growth Sub-Account(8)
  (previously Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02..................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03..................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04..................................     0.676949        0.723856          2,154
  01/01/05 to 12/31/05..................................     0.723856        0.810729          1,969
  01/01/06 to 12/31/06..................................     0.810729        0.785591          2,029
  01/01/07 to 12/31/07..................................     0.785591        0.792170          1,706
Legg Mason Value Equity Sub-Account(2) (previously
  MFS(R) Investors Trust Sub-Account and, before that,
  MFS(R) Research Managers Sub-Account)
  07/01/99* to 12/31/99.................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00..................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01..................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02..................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03..................................     0.657745        0.804929         17,364
  01/01/04 to 4/30/04...................................     0.804929        0.820243         16,639
Legg Mason Value Equity Sub-Account(7) (previously
  MFS(R) Investors Trust Sub-Account)
  07/01/99* to 12/31/99.................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00..................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01..................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02..................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03..................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04..................................     0.786220        0.863409         25,236
  01/01/05 to 12/31/05..................................     0.863409        0.913333         21,232
  01/01/06 to 4/30/06...................................     0.913333        0.956292              0
Legg Mason Value Equity Sub-Account
  05/01/06* to 12/31/06.................................     0.951421        1.021357         17,464
  01/01/07 to 12/31/07..................................     1.021357        0.949456         13,109


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02..................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03..................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04..................................     1.247632        1.277533         10,899
  01/01/05 to 12/31/05..................................     1.277533        1.283163          9,652
  01/01/06 to 12/31/06..................................     1.283163        1.313620          7,749
  01/01/07 to 12/31/07..................................     1.313620        1.381538          6,323
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.009980        1.218215              0
  1/1/96 to 12/31/96....................................     1.218215        1.569712              0
  1/1/97 to 12/31/97....................................     1.569712        1.932590              0
  1/1/98 to 12/31/98....................................     1.932590        1.873409          2,233
  1/1/99 to 12/31/99....................................     1.873409        2.433952         11,469
  1/1/00 to 12/31/00....................................     2.433952        2.526234         33,563
  1/1/01 to 12/31/01....................................     2.526234        2.271012         32,465
  1/1/02 to 12/31/02....................................     2.271012        1.756676         26,586
  1/1/03 to 12/31/03....................................     1.756676        2.363985         23,367
  1/1/04 to 12/31/04....................................     2.363985        2.713014         20,795
  1/1/05 to 12/31/05....................................     2.713014        2.860717         17,787
  1/1/06 to 12/31/06....................................     2.860717        3.291587         14,821
  1/1/07 to 12/31/07....................................     3.291587        3.631869         11,342
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.385968        1.370827          1,573
  1/1/02 to 12/31/02....................................     1.370827        1.344019          3,429
  1/1/03 to 12/31/03....................................     1.344019        1.579255          6,199
  1/1/04 to 12/31/04....................................     1.579255        1.684418          6,610
  1/1/05 to 12/31/05....................................     1.684418        1.685870          6,106
  1/1/06 to 12/31/06....................................     1.685870        1.814575          5,469
  1/1/07 to 12/31/07....................................     1.814575        1.906408          4,374
MFS(R) Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972176        0.847826            634
  1/1/02 to 12/31/02....................................     0.847826        0.737353          1,416
  1/1/03 to 12/31/03....................................     0.737353        0.960139          2,008
  1/1/04 to 12/31/04....................................     0.960139        1.131941          2,711
  1/1/05 to 12/31/05....................................     1.131941        1.299562          2,955
  1/1/06 to 12/31/06....................................     1.299562        1.621968          2,926
  1/1/07 to 12/31/07....................................     1.621968        1.811865          2,699


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MFS(R) Total Return Sub-Account(1) (previously Balance
  Sub-Account)
  04/19/95* to 12/31/95.................................     1.073395        1.226569              0
  1/1/96 to 12/31/96....................................     1.226569        1.413947              0
  1/1/97 to 12/31/97....................................     1.413947        1.619885              0
  1/1/98 to 12/31/98....................................     1.619885        1.742881          4,075
  1/1/99 to 12/31/99....................................     1.742881        1.631646         21,661
  1/1/00 to 12/31/00....................................     1.631646        1.578230         27,155
  1/1/01 to 12/31/01....................................     1.578230        1.486939         30,533
  1/1/02 to 12/31/02....................................     1.486939        1.267704         25,819
  1/1/03 to 12/31/03....................................     1.267704        1.497025         22,345
  1/1/04 to 4/30/04.....................................     1.497025        1.484675         22,170
MFS(R) Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    37.796838       41.125167            830
  01/01/05 to 12/31/05..................................    41.125167       41.752266            756
  01/01/06 to 12/31/06..................................    41.752266       46.129129            610
  01/01/07 to 12/31/07..................................    46.129129       47.405000            484
MFS(R) Value Sub-Account (previously(10) Harris Oakmark
  Large Cap Value Sub-Account)
  05/01/02* to 12/31/02.................................     1.184038        0.971158            971
  01/01/03 to 12/31/03..................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04..................................     1.200332        1.317239          3,366
  01/01/05 to 12/31/05..................................     1.317239        1.278940          3,249
  01/01/06 to 12/31/06..................................     1.278940        1.487377          2,491
  01/01/07 to 12/31/07..................................     1.487377        1.408970          1,934
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122185        0.847295            338
  01/01/03 to 12/31/03..................................     0.847295        1.160250            589
  01/01/04 to 12/31/04..................................     1.160250        1.217670            632
  01/01/05 to 12/31/05..................................     1.217670        1.300044            474
  01/01/06 to 12/31/06..................................     1.300044        1.463841            374
  01/01/07 to 12/31/07..................................     1.463841        1.603183            277
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02..................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03..................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04..................................     1.143806        1.305167          3,906
  01/01/05 to 12/31/05..................................     1.305167        1.441790          3,514
  01/01/06 to 12/31/06..................................     1.441790        1.561502          3,029
  01/01/07 to 12/31/07..................................     1.561502        1.655410          2,563


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02..................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03..................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04..................................     3.379282        3.674694          3,499
  01/01/05 to 12/31/05..................................     3.674694        3.782314          2,915
  01/01/06 to 12/31/06..................................     3.782314        4.296293          2,535
  01/01/07 to 12/31/07..................................     4.296293        4.446986          2,159
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02..................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03..................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04..................................     0.945675        1.112204          5,083
  01/01/05 to 12/31/05..................................     1.112204        1.238623          5,075
  01/01/06 to 12/31/06..................................     1.238623        1.532261          4,683
  01/01/07 to 12/31/07..................................     1.532261        1.669792          3,983
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01.................................     1.540633        1.500755            880
  01/01/02 to 12/31/02..................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03..................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04..................................     1.790083        2.165131          3,999
  01/01/05 to 12/31/05..................................     2.165131        2.389785          4,649
  01/01/06 to 12/31/06..................................     2.389785        2.620536          4,302
  01/01/07 to 12/31/07..................................     2.620536        2.666358          3,347
Oppenheimer Capital Appreciation Sub-Account
  5/01/05* to 12/31/05..................................     7.947721        8.629752              9
  01/01/06 to 12/31/06..................................     8.629752        9.158221             45
  01/01/07 to 12/31/07..................................     9.158221       10.320556             40
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.752804       14.710742             10
  01/01/05 to 12/31/05..................................    14.710742       16.824885             32
  01/01/06 to 12/31/06..................................    16.824885       19.304552             60
  01/01/07 to 12/31/07..................................    19.304552       20.226655             52
PIMCO Inflation Protection Bond Sub-Account
  05/01/06* to 12/31/06.................................    10.995472       11.102944             16
  01/01/07 to 12/31/07..................................    11.102944       12.129906             36


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02..................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03..................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04..................................     1.168176        1.209265         24,664
  01/01/05 to 12/31/05..................................     1.209265        1.219302         23,591
  01/01/06 to 12/31/06..................................     1.219302        1.256717         19,483
  01/01/07 to 12/31/07..................................     1.256717        1.332890         14,853
RCM Technology Sub-Account
  05/01/01* to 12/31/01.................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02..................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03..................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04..................................     0.460016        0.434043          3,604
  01/01/05 to 12/31/05..................................     0.434043        0.475175          2,783
  01/01/06 to 12/31/06..................................     0.475175        0.493639          2,592
  01/01/07 to 12/31/07..................................     0.493639        0.640182          2,158
Russell 2000(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02..................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03..................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04..................................     1.332270        1.542319          4,835
  01/01/05 to 12/31/05..................................     1.542319        1.586342          4,497
  01/01/06 to 12/31/06..................................     1.586342        1.839366          3,814
  01/01/07 to 12/31/07..................................     1.839366        1.782741          3,025
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.116697        1.210073            279
  01/01/05 to 12/31/05..................................     1.210073        1.268802          1,030
  01/01/06 to 12/31/06..................................     1.268802        1.412393          1,114
  01/01/07 to 12/31/07..................................     1.412393        1.520102          1,357
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981054        0.823736          1,984
  01/01/02 to 12/31/02..................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03..................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04..................................     0.612518        0.711632          6,950
  01/01/05 to 12/31/05..................................     0.711632        0.804413          7,340
  01/01/06 to 12/31/06..................................     0.804413        0.842156          7,030
  01/01/07 to 12/31/07..................................     0.842156        0.976849          5,806


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.238152        1.320013             42
  01/01/05 to 12/31/05..................................     1.320013        1.441195            190
  01/01/06 to 12/31/06..................................     1.441195        1.472779            557
  01/01/07 to 12/31/07..................................     1.472779        1.590630            487
Western Asset Management Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.030925        1.158151              0
  01/01/96 to 12/31/96..................................     1.158151        1.305874              0
  01/01/97 to 12/31/97..................................     1.305874        1.430333              0
  01/01/98 to 12/31/98..................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99..................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00..................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01..................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02..................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03..................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04..................................     1.924585        2.023251         17,883
  01/01/05 to 12/31/05..................................     2.023251        2.051726         16,382
  01/01/06 to 12/31/06..................................     2.051726        2.125575         13,022
  01/01/07 to 12/31/07..................................     2.125575        2.180377          9,844
Western Asset Management U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046628        1.138448              0
  01/01/96 to 12/31/96..................................     1.138448        1.159699              0
  01/01/97 to 12/31/97..................................     1.159699        1.240432              0
  01/01/98 to 12/31/98..................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99..................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00..................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01..................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02..................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03..................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04..................................     1.590633        1.615611         20,036
  01/01/05 to 12/31/05..................................     1.615611        1.620674         17,322
  01/01/06 to 12/31/06..................................     1.620674        1.664713         14,256
  01/01/07 to 12/31/07..................................     1.664713        1.712922         10,711
MetLife Conservative Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.299739             16
  01/01/06 to 12/31/06..................................    10.299739       10.856842             65
  01/01/07 to 12/31/07..................................    10.856842       11.301500            108


------------
* Date on which the Sub-Account first became available.

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.517665             34
  01/01/06 to 12/31/06..................................    10.517665       11.349099            147
  01/01/07 to 12/31/07..................................    11.349099       11.728876            290
MetLife Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.748464             81
  01/01/06 to 12/31/06..................................    10.748464       11.854319            267
  01/01/07 to 12/31/07..................................    11.854319       12.196651            421
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       10.974321             81
  01/01/06 to 12/31/06..................................    10.974321       12.360650            287
  01/01/07 to 12/31/07..................................    12.360650       12.657119            362
MetLife Aggressive Sub-Account
  05/01/05* to 12/31/05.................................     9.998849       11.150576              3
  01/01/06 to 12/31/06..................................    11.150576       12.717820             19
  01/01/07 to 12/31/07..................................    12.717820       12.949992             36
Cyclical Growth and Income ETF Sub-Account
  05/01/06* to 12/31/06.................................    10.513475       11.160973              5
  01/01/07 to 12/31/07..................................    11.160973       11.599133              5
Cyclical Growth ETF Sub-Account
  05/01/06* to 12/31/06.................................    10.704349       11.415778              2
  01/01/07 to 12/31/07..................................    11.415778       11.888698              3




                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
American Funds Bond Sub-Account
  05/01/06* to 12/31/06.................................    14.495461       15.190349             51
  01/01/07 to 12/31/07..................................    15.190349       15.437741            112


------------
* Date on which the Sub-Account first became available.

American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.476716        1.342550            948
  01/01/02 to 12/31/02..................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03..................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04..................................     1.614333        1.919416          3,555
  01/01/05 to 12/31/05..................................     1.919416        2.366770          4,389
  01/01/06 to 12/31/06..................................     2.366770        2.888153          4,409
  01/01/07 to 12/31/07..................................     2.888153        3.449341          4,038



                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02..................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03..................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04..................................     8.544391        9.276103          3,723
  01/01/05 to 12/31/05..................................     9.276103        9.656906          3,563
  01/01/06 to 12/31/06..................................     9.656906       10.943498          2,958
  01/01/07 to 12/31/07..................................    10.943498       11.306237          2,402
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    12.927305       10.979737            948
  01/01/02 to 12/31/02..................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03..................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04..................................    10.979316       12.148754          3,327
  01/01/05 to 12/31/05..................................    12.148754       13.885527          3,330
  01/01/06 to 12/31/06..................................    13.885527       15.054513          2,820
  01/01/07 to 12/31/07..................................    15.054513       16.635251          2,257


------------

 *  Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities

     Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.


 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.


 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



 (9) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.



(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.



(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.



                                  PREMIUM TAX


     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Florida                                                  1.00%           1.00%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                           FOR AMERICAN GROWTH SERIES


                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-5
CALCULATION OF PERFORMANCE DATA.............................      II-6
CALCULATION OF YIELDS.......................................      II-7
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........     II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-11
TAX STATUS OF THE CONTRACTS.................................     II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     II-13
LEGAL MATTERS...............................................     II-13
FINANCIAL STATEMENTS........................................         1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number
                                   Address  --------------------------------------
      -------------------------
      Signature                             --------------------------------------
                                                                               Zip

                           AMERICAN GROWTH SERIES - I

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                        SUPPLEMENT DATED APRIL 28, 2008
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2008, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

OWNERSHIP:


     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (both of whom must be individuals). Please note, because Death Proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs") and plans qualified under 401(a) and 457 of the Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........          None

          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)......           7%
                                                              declining annually --
                                                                  see Note (1)

          Transfer Fee(2)...................................           $0

NOTES:


(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.), as follows:


   NUMBER OF COMPLETE
 YEARS FROM RECEIPT OF
    PURCHASE PAYMENT      CHARGE
------------------------  ------
           0                7%
           1                6%
           2                5%
           3                4%
           4                3%
           5                2%
           6                1%
    7 and thereafter        0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)


                                                                    AMERICAN FUNDS
                                                                  BOND SUB-ACCOUNT,
                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge(2)...........               1.50%                    1.25%
          Administration Asset Charge....................               0.10%                    0.10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.60%                    1.35%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................   0.40%     1.34%



NOTE:



(1) The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:

ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                          DISTRIBUTION                                             CONTRACTUAL
                                             AND/OR                                     TOTAL      FEE WAIVER      NET TOTAL
                                            SERVICE                    ACQUIRED        ANNUAL        AND/OR         ANNUAL
                             MANAGEMENT     (12B-1)       OTHER        FUND FEES      OPERATING      EXPENSE       OPERATING
ELIGIBLE FUND                   FEE           FEES       EXPENSES   AND EXPENSES(2)   EXPENSES    REIMBURSEMENT   EXPENSES(3)
-------------                ----------   ------------   --------   ---------------   ---------   -------------   -----------
AMERICAN FUNDS INSURANCE
  SERIES(R)
American Funds Bond Fund...     0.40%         0.25%        0.01%           --           0.66%           --             0.66%
American Funds Global Small
  Capitalization Fund......     0.70%         0.25%        0.03%           --           0.98%           --             0.98%
American Funds Growth
  Fund.....................     0.32%         0.25%        0.01%           --           0.58%           --             0.58%
American Funds
  Growth-Income Fund.......     0.26%         0.25%        0.01%           --           0.52%           --             0.52%
MET INVESTORS SERIES TRUST
American Funds Balanced
  Allocation Portfolio.....     0.10%         0.55%        0.15%         0.39%          1.19%         0.15%            1.04%(4)
American Funds Growth
  Allocation Portfolio.....     0.10%         0.55%        0.19%         0.36%          1.20%         0.19%            1.01%(5)
American Funds Moderate
  Allocation Portfolio.....     0.10%         0.55%        0.26%         0.41%          1.32%         0.26%            1.06%(6)
BlackRock Large Cap Core
  Portfolio................     0.58%         0.25%        0.06%           --           0.89%           --             0.89%
Clarion Global Real Estate
  Portfolio................     0.61%         0.25%        0.04%           --           0.90%           --             0.90%
Cyclical Growth and Income
  ETF Portfolio............     0.45%         0.25%        0.09%         0.23%          1.02%           --             1.02%(7)
Cyclical Growth ETF
  Portfolio................     0.45%         0.25%        0.08%         0.24%          1.02%           --             1.02%(8)
Harris Oakmark
  International
  Portfolio................     0.77%         0.15%        0.08%           --           1.00%           --             1.00%
Janus Forty Portfolio......     0.65%         0.25%        0.06%           --           0.96%           --             0.96%
Lazard Mid Cap Portfolio...     0.69%         0.25%        0.06%           --           1.00%           --             1.00%
Legg Mason Partners
  Aggressive Growth
  Portfolio................     0.62%         0.25%        0.05%           --           0.92%           --             0.92%
Legg Mason Value Equity
  Portfolio................     0.63%           --         0.04%           --           0.67%           --             0.67%
Lord Abbett Bond Debenture
  Portfolio................     0.49%         0.25%        0.04%           --           0.78%           --             0.78%
Met/AIM Small Cap Growth
  Portfolio................     0.86%         0.25%        0.06%           --           1.17%           --             1.17%
Met/Franklin Income
  Portfolio................     0.80%         0.25%        0.29%           --           1.34%         0.19%            1.15%(9)
Met/Franklin Mutual Shares
  Portfolio................     0.80%         0.25%        0.29%           --           1.34%         0.19%            1.15%(10)
Met/Franklin Templeton
  Founding Strategy
  Portfolio................     0.05%         0.25%        0.15%         0.87%          1.32%         0.15%            1.17%(11)
Met/Templeton Growth
  Portfolio................     0.70%         0.25%        0.34%           --           1.29%         0.24%            1.05%(12)

                                          DISTRIBUTION                                             CONTRACTUAL
                                             AND/OR                                     TOTAL      FEE WAIVER      NET TOTAL
                                            SERVICE                    ACQUIRED        ANNUAL        AND/OR         ANNUAL
                             MANAGEMENT     (12B-1)       OTHER        FUND FEES      OPERATING      EXPENSE       OPERATING
ELIGIBLE FUND                   FEE           FEES       EXPENSES   AND EXPENSES(2)   EXPENSES    REIMBURSEMENT   EXPENSES(3)
-------------                ----------   ------------   --------   ---------------   ---------   -------------   -----------
MFS(R) Research
  International
  Portfolio................     0.70%         0.25%        0.09%           --           1.04%           --             1.04%
Oppenheimer Capital
  Appreciation Portfolio...     0.58%         0.25%        0.06%           --           0.89%           --             0.89%
PIMCO Inflation Protected
  Bond Portfolio...........     0.50%         0.25%        0.05%           --           0.80%           --             0.80%
PIMCO Total Return
  Portfolio................     0.48%         0.25%        0.04%           --           0.77%           --             0.77%(13)
RCM Technology Portfolio...     0.88%         0.25%        0.14%           --           1.27%           --             1.27%
T. Rowe Price Mid Cap
  Growth Portfolio.........     0.75%         0.25%        0.05%           --           1.05%           --             1.05%
METROPOLITAN SERIES FUND,
  INC.
BlackRock Aggressive Growth
  Portfolio................     0.71%         0.25%        0.05%           --           1.01%           --             1.01%
BlackRock Bond Income
  Portfolio................     0.38%           --         0.06%           --           0.44%         0.01%            0.43%(14)
BlackRock Diversified
  Portfolio................     0.44%         0.25%        0.06%           --           0.75%           --             0.75%
BlackRock Large Cap Value
  Portfolio................     0.68%         0.15%        0.06%           --           0.89%           --             0.89%
BlackRock Legacy Large Cap
  Growth Portfolio.........     0.73%           --         0.06%           --           0.79%           --             0.79%
BlackRock Money Market
  Portfolio................     0.33%           --         0.07%           --           0.40%         0.01%            0.39%(15)
BlackRock Strategic Value
  Portfolio................     0.82%           --         0.06%           --           0.88%           --             0.88%
Davis Venture Value
  Portfolio................     0.69%           --         0.04%           --           0.73%           --             0.73%
FI Large Cap Portfolio.....     0.77%         0.25%        0.07%           --           1.09%           --             1.09%
FI Mid Cap Opportunities
  Portfolio................     0.68%         0.25%        0.05%           --           0.98%           --             0.98%
FI Value Leaders
  Portfolio................     0.64%           --         0.07%           --           0.71%           --             0.71%
Franklin Templeton Small
  Cap Growth Portfolio.....     0.90%         0.25%        0.11%           --           1.26%           --             1.26%
Harris Oakmark Focused
  Value Portfolio..........     0.72%           --         0.04%           --           0.76%           --             0.76%
Jennison Growth
  Portfolio................     0.63%           --         0.04%           --           0.67%           --             0.67%
Julius Baer International
  Stock Portfolio..........     0.84%           --         0.12%           --           0.96%         0.04%            0.92%(16)
Lehman Brothers(R)
  Aggregate
  Bond Index Portfolio.....     0.25%         0.25%        0.05%           --           0.55%         0.01%            0.54%(17)
Loomis Sayles Small Cap
  Portfolio................     0.90%           --         0.05%           --           0.95%         0.05%            0.90%(18)
MetLife Aggressive
  Allocation Portfolio.....     0.10%         0.25%        0.04%         0.73%          1.12%         0.04%            1.08%(19)
MetLife Conservative
  Allocation Portfolio.....     0.10%         0.25%        0.05%         0.59%          0.99%         0.05%            0.94%(20)
MetLife Conservative to
  Moderate Allocation
  Portfolio................     0.10%         0.25%        0.01%         0.64%          1.00%         0.01%            0.99%(21)
MetLife Mid Cap Stock Index
  Portfolio................     0.25%         0.25%        0.07%         0.01%          0.58%         0.01%            0.57%(22)

                                          DISTRIBUTION                                             CONTRACTUAL
                                             AND/OR                                     TOTAL      FEE WAIVER      NET TOTAL
                                            SERVICE                    ACQUIRED        ANNUAL        AND/OR         ANNUAL
                             MANAGEMENT     (12B-1)       OTHER        FUND FEES      OPERATING      EXPENSE       OPERATING
ELIGIBLE FUND                   FEE           FEES       EXPENSES   AND EXPENSES(2)   EXPENSES    REIMBURSEMENT   EXPENSES(3)
-------------                ----------   ------------   --------   ---------------   ---------   -------------   -----------
MetLife Moderate Allocation
  Portfolio................     0.08%         0.25%        0.01%         0.67%          1.01%           --             1.01%(23)
MetLife Moderate to
  Aggressive Allocation
  Portfolio................     0.08%         0.25%        0.01%         0.70%          1.04%           --             1.04%(24)
MetLife Stock Index
  Portfolio................     0.25%         0.25%        0.04%           --           0.54%         0.01%            0.53%(25)
MFS(R) Total Return
  Portfolio................     0.53%         0.15%        0.05%           --           0.73%           --             0.73%
MFS(R) Value Portfolio.....     0.72%         0.15%        0.05%           --           0.92%         0.07%            0.85%(26)
Morgan Stanley EAFE(R)
  Index Portfolio..........     0.30%         0.25%        0.12%         0.01%          0.68%         0.01%            0.67%(27)
Neuberger Berman Mid Cap
  Value Portfolio..........     0.64%         0.25%        0.05%           --           0.94%           --             0.94%
Oppenheimer Global Equity
  Portfolio................     0.51%         0.25%        0.10%           --           0.86%           --             0.86%
Russell 2000(R) Index
  Portfolio................     0.25%         0.25%        0.07%         0.01%          0.58%         0.01%            0.57%(28)
T. Rowe Price Large Cap
  Growth Portfolio.........     0.60%         0.25%        0.07%           --           0.92%           --             0.92%
T. Rowe Price Small Cap
  Growth Portfolio.........     0.51%         0.25%        0.08%           --           0.84%           --             0.84%
Western Asset Management
  Strategic Bond
  Opportunities
  Portfolio................     0.61%           --         0.05%           --           0.66%           --             0.66%
Western Asset Management
  U.S. Government
  Portfolio................     0.49%           --         0.05%           --           0.54%           --             0.54%



NOTES



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.



(2) Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by an Eligible Fund as a result of investing in shares of one or more underlying portfolios.



(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(4) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.



(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.

(7) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.



(9) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(10) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.



(11) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses.



(12) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees.



(13) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.



(14) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.



(15) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(16) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.



(17) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.



(18) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio by 0.05%.



(19) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(20) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(21) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

(22) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



(23) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(24) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.



(25) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.



(26) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



(27) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.



(28) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
(a)..................................................   $919    $1,322    $1,732     $3,027
(b)..................................................   $834    $1,058    $1,268     $2,098


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
(a)...................................................   $274     $840     $1,432     $3,027
(b)...................................................   $182     $563     $  968     $2,098

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.061% has been used. (See Note (1) to the Variable Account Accrual Expenses table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-37).

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND



     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.



     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO



     The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO



     The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.



     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO



     The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO



     The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.



     BLACKROCK BOND INCOME PORTFOLIO



     The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.



     BLACKROCK DIVERSIFIED PORTFOLIO



     The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.



     BLACKROCK LARGE CAP CORE PORTFOLIO



     The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.



     BLACKROCK LARGE CAP VALUE PORTFOLIO



     The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     BLACKROCK MONEY MARKET PORTFOLIO



     The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

     BLACKROCK STRATEGIC VALUE PORTFOLIO



     The BlackRock Strategic Value Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



     CLARION GLOBAL REAL ESTATE PORTFOLIO



     The Clarion Global Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO



     The Cyclical Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.



     CYCLICAL GROWTH ETF PORTFOLIO



     The Cyclical Growth ETF Portfolio's investment objective is to seek growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is to seek growth of capital.



     FI LARGE CAP PORTFOLIO



     The FI Large Cap Portfolio's investment objective is to seek long-term growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is to seek long-term growth of capital.



     FI VALUE LEADERS PORTFOLIO



     The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is to seek long-term capital appreciation.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     JANUS FORTY PORTFOLIO



     The Janus Forty Portfolio's investment objective is to seek capital appreciation.



     JENNISON GROWTH PORTFOLIO



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     JULIUS BAER INTERNATIONAL STOCK PORTFOLIO



     The Julius Baer International Stock Portfolio's investment objective is to seek long-term growth of capital.



     LAZARD MID CAP PORTFOLIO



     The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.



     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO



     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO



     The Legg Mason Value Equity Portfolio's investment objective is to seek long-term growth of capital.



     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to seek to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.



     LOOMIS SAYLES SMALL CAP PORTFOLIO



     The Loomis Sayles Small Cap Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.



     MET/FRANKLIN INCOME PORTFOLIO



     The Met/Franklin Income Portfolio's investment objective is to maximize income while maintaining prospects for capital appreciation.



     MET/FRANKLIN MUTUAL SHARES PORTFOLIO



     The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



     MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



     The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is to primarily seek capital appreciation and secondarily seek income.



     MET/TEMPLETON GROWTH PORTFOLIO



     The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Aggressive Allocation Portfolio's investment objective is to seek growth of capital.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is to seek high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.

     METLIFE MODERATE ALLOCATION PORTFOLIO



     The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek Growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.



     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



     The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.



     MFS(R) TOTAL RETURN PORTFOLIO



     The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.



     MFS(R) VALUE PORTFOLIO



     The MFS(R) Value Portfolio's investment objective is to seek capital appreciation and reasonable income.



     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO



     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is to seek capital growth.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is to seek capital appreciation.



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO



     The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.



     PIMCO INFLATION PROTECTED BOND PORTFOLIO



     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     RCM TECHNOLOGY PORTFOLIO



     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     RUSSELL 2000(R) INDEX PORTFOLIO



     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     T. ROWE PRICE MID CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid Cap Growth Portfolio's investment objective is long-term growth of capital.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth Portfolio......................    BlackRock Advisors, LLC
BlackRock Bond Income Portfolio............................    BlackRock Advisors, LLC
BlackRock Diversified Portfolio............................    BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio........................    BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio................    BlackRock Advisors, LLC
BlackRock Money Market Portfolio...........................    BlackRock Advisors, LLC
BlackRock Strategic Value Portfolio........................    BlackRock Advisors, LLC
Davis Venture Value Portfolio..............................    Davis Selected Advisers, L.P.(1)
FI Large Cap Portfolio.....................................    Pyramis Global Advisors, LLC(2)
FI Mid Cap Opportunities Portfolio.........................    Pyramis Global Advisors, LLC(2)
FI Value Leaders Portfolio.................................    Pyramis Global Advisors, LLC(2)
Franklin Templeton Small Cap Growth Portfolio..............    Franklin Advisers, Inc.
Harris Oakmark Focused Value Portfolio.....................    Harris Associates L.P.
Jennison Growth Portfolio..................................    Jennison Associates LLC
Julius Baer International Stock Portfolio(3)...............    Julius Baer Investment Management LLC(4)
Lehman Brothers(R) Aggregate Bond Index Portfolio..........    MetLife Investment Advisors Company, LLC
Loomis Sayles Small Cap Portfolio..........................    Loomis, Sayles & Company, L.P.
MetLife Aggressive Allocation Portfolio....................    N/A(5)
MetLife Conservative Allocation Portfolio..................    N/A(5)
MetLife Conservative to Moderate Allocation Portfolio......    N/A(5)
MetLife Mid Cap Stock Index Portfolio......................    MetLife Investment Advisors Company, LLC
MetLife Moderate Allocation Portfolio......................    N/A(5)
MetLife Moderate to Aggressive Allocation Portfolio........    N/A(5)
MetLife Stock Index Portfolio..............................    MetLife Investment Advisors Company, LLC
MFS(R) Total Return Portfolio..............................    Massachusetts Financial Services Company
MFS(R) Value Portfolio(6)..................................    Massachusetts Financial Services
                                                               Company(7)

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
Morgan Stanley EAFE(R) Index Portfolio.....................    MetLife Investment Advisors Company, LLC
Neuberger Berman Mid Cap Value Portfolio...................    Neuberger Berman Management, Inc.
Oppenheimer Global Equity Portfolio........................    OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio............................    MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio...................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities          Western Asset Management Company
  Portfolio................................................
Western Asset Management U.S. Government Portfolio.........    Western Asset Management Company


------------


(1)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



(2)Effective April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.



(3)Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.



(4)Effective January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.



(5)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(6)Effective January 7, 2008, Harris Oakmark Large Cap Value Portfolio changed its name to MFS(R) Value Portfolio.



(7)Effective January 7, 2008, Massachusetts Financial Services Company replaced Harris Associates, L.P. as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
American Funds Balanced Allocation Portfolio...............    N/A(1)
American Funds Growth Allocation Portfolio.................    N/A(1)
American Funds Moderate Allocation Portfolio...............    N/A(1)
BlackRock Large Cap Core Portfolio.........................    BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio(2)....................    ING Clarion Real Estate Securities,
                                                               L.P.(3)
Cyclical Growth and Income ETF Portfolio...................    Gallatin Asset Management, Inc.
Cyclical Growth ETF Portfolio..............................    Gallatin Asset Management, Inc.
Harris Oakmark International Portfolio.....................    Harris Associates L.P.
Janus Forty Portfolio......................................    Janus Capital Management LLC
Lazard Mid Cap Portfolio...................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth Portfolio............    ClearBridge Advisors, LLC
Legg Mason Value Equity Portfolio..........................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture Portfolio.......................    Lord, Abbett & Co. LLC
Met/AIM Small Cap Growth Portfolio.........................    Invesco Aim Capital Management, Inc.(4)
Met/Franklin Income Portfolio..............................    Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio.......................    Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding Strategy Portfolio.........    N/A(1)
Met/Templeton Growth Portfolio.............................    Templeton Global Advisors Limited
MFS(R) Research International Portfolio....................    Massachusetts Financial Services Company

PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
Oppenheimer Capital Appreciation Portfolio.................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio...................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return Portfolio...............................    Pacific Investment Management Company
                                                               LLC
RCM Technology Portfolio...................................    RCM Capital Management LLC
T. Rowe Price Mid Cap Growth Portfolio.....................    T. Rowe Price Associates, Inc.


------------


(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at Met Investors Advisory Corp. that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.



(2)Effective April 28, 2008 Neuberger Berman Real Estate Portfolio changed its name to Clarion Global Real Estate Portfolio.



(3)Effective April 28, 2008 ING Clarion Real Estate Securities, L.P. replaced Neuberger Berman Management Inc as subadviser.



(4)Effective March 31, 2008, AIM Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond........................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A

     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE

TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Bond
       Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Julius Baer International Stock, Loomis Sayles Small Cap, Western Asset Management U.S. Government and Western Asset Management Strategic Bond Opportunities Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS(R) Total Return, MFS(R) Value and BlackRock Large Cap Value Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares for all
       Portfolios except the Harris Oakmark International Portfolio which is Class E, the Legg Mason Value Equity Portfolio, which is Class A, and the American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio, which are Class C; and


     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                 THE CONTRACTS

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

     -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")


     -- If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. We reserve the right to restrict your transfers to one per Contract Year. Currently, we do not impose this limit. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, FI Large Cap, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Subaccounts. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, Clarion Global Real Estate Portfolio, Franklin Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Julius Baer International Stock Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving and Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain underlying Eligible Funds, we rely on the Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     GUARANTEED ACCOUNT. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

SURRENDER AND LOAN PROCEEDS

     We will normally pay surrender and loan proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

SYSTEMATIC WITHDRAWALS

     If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

      -- By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.

      -- For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.


     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.


     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS(R) Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Clarion Global Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond, FI Large Cap, American Funds Balanced Allocation, American Funds Growth Allocation, American Funds Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.



     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS

SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Recently, the IRS announced new regulations affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Loans. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.



     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.



     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.



     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts).

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2007 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account
  05/01/04* to 12/31/04.................................    33.837186       37.527489                0
  01/01/05 to 12/31/05..................................    37.527489       40.888321                0
  01/01/06 to 12/31/06..................................    40.888321       42.950645                1
  01/01/07 to 12/31/07..................................    42.950645       50.946160                1
BlackRock Bond Income Sub-Account
  04/19/95* to 12/31/95.................................     2.700549        3.037039            1,299
  01/01/96 to 12/31/96..................................     3.037039        3.134109            4,588
  01/01/97 to 12/31/97..................................     3.134109        3.428788            7,595
  01/01/98 to 12/31/98..................................     3.428788        3.688741           14,529
  01/01/99 to 12/31/99..................................     3.688741        3.622325           14,185
  01/01/00 to 12/31/00..................................     3.622325        3.865022           12,000
  01/01/01 to 12/31/01..................................     3.865022        4.148726           11,591
  01/01/02 to 12/31/02..................................     4.148726        4.439035           10,326
  01/01/03 to 12/31/03..................................     4.439035        4.635857            7,849
  01/01/04 to 12/31/04..................................     4.635857        4.776225            6,091
  01/01/05 to 12/31/05..................................     4.776225        4.826075            4,782
  01/01/06 to 12/31/06..................................     4.826075        4.971634            3,953
  01/01/07 to 12/31/07..................................     4.971634        5.213355            3,052
BlackRock Diversified Sub-Account
  05/01/04* to 12/31/04.................................    35.648033       38.474665                5
  01/01/05 to 12/31/05..................................    38.474665       39.030259                2
  01/01/06 to 12/31/06..................................    39.030259       42.453752                1
  01/01/07 to 12/31/07..................................    42.453752       44.233819                1
BlackRock Large Cap Core Sub-Account (Class B)
  04/30/07* to 12/31/07.................................     7.903839        7.974359               14
BlackRock Large Cap Sub-Account(9) (previously BlackRock
  Investment Trust Sub-Account)
  05/01/01* to 12/31/01.................................     7.438047        6.526184               15
  01/01/02 to 12/31/02..................................     6.526184        4.746347               15
  01/01/03 to 12/31/03..................................     4.746347        6.083176               18
  01/01/04 to 12/31/04..................................     6.083176        6.637413               20
  01/01/05 to 12/31/05..................................     6.637413        6.765857               13
  01/01/06 to 12/31/06..................................     6.765857        7.598828               16
  01/01/07 to 4/27/07...................................     7.598828        7.970421                0


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.000000        0.792674              128
  01/01/03 to 12/31/03..................................     0.792674        1.058977              362
  01/01/04 to 12/31/04..................................     1.058977        1.183913              529
  01/01/05 to 12/31/05..................................     1.183913        1.234553              506
  01/01/06 to 12/31/06..................................     1.234553        1.451955              449
  01/01/07 to 12/31/07..................................     1.451955        1.479249              254
BlackRock Legacy Large Cap Growth Sub-Account
  04/19/95* to 12/31/95.................................     1.091430        1.402375            3,908
  01/01/96 to 12/31/96..................................     1.402375        1.565675           18,547
  01/01/97 to 12/31/97..................................     1.565675        1.940577           32,284
  01/01/98 to 12/31/98..................................     1.940577        2.829403           49,761
  01/01/99 to 12/31/99..................................     2.829403        3.744249           56,626
  01/01/00 to 12/31/00..................................     3.744249        3.188694           53,630
  01/01/01 to 12/31/01..................................     3.188694        2.767486           43,123
  01/01/02 to 12/31/02..................................     2.767486        1.824580           32,418
  01/01/03 to 12/31/03..................................     1.824580        2.432889           26,070
  01/01/04 to 12/31/04..................................     2.432889        2.611739           20,867
  01/01/05 to 12/31/05..................................     2.611739        2.757292           16,284
  01/01/06 to 12/31/06..................................     2.757292        2.832779           12,406
  01/01/07 to 12/31/07..................................     2.832779        3.317618            9,342
BlackRock Money Market Sub-Account
  04/19/95* to 12/31/95.................................     1.834830        1.889065            2,759
  01/01/96 to 12/31/96..................................     1.889065        1.959126            9,258
  01/01/97 to 12/31/97..................................     1.959126        2.036045            8,797
  01/01/98 to 12/31/98..................................     2.036045        2.114493           14,711
  01/01/99 to 12/31/99..................................     2.114493        2.189734           14,979
  01/01/00 to 12/31/00..................................     2.189734        2.294889           10,956
  01/01/01 to 12/31/01..................................     2.294889        2.353490           11,966
  01/01/02 to 12/31/02..................................     2.353490        2.354852           12,322
  01/01/03 to 12/31/03..................................     2.354852        2.342007            6,242
  01/01/04 to 12/31/04..................................     2.342007        2.333289            4,416
  01/01/05 to 12/31/05..................................     2.333289        2.368696            3,441
  01/01/06 to 12/31/06..................................     2.368696        2.449470            3,565
  01/01/07 to 12/31/07..................................     2.449470        2.539147            2,881
BlackRock Strategic Value Sub-Account
  01/22/01* to 12/31/01.................................     1.234067        1.400918            4,563
  01/01/02 to 12/31/02..................................     1.400918        1.087462            6,425
  01/01/03 to 12/31/03..................................     1.087462        1.610821            6,085
  01/01/04 to 12/31/04..................................     1.610821        1.832998            5,774
  01/01/05 to 12/31/05..................................     1.832998        1.883604            4,282
  01/01/06 to 12/31/06..................................     1.883604        2.169313            2,938
  01/01/07 to 12/31/07..................................     2.169313        2.066181            2,053


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Clarion Global Real Estate Sub-Account(11) (previously
  Neuberger Berman Real Estate Sub-Account)
  05/01/04* to 12/31/04.................................     9.998890       12.837948              124
  01/01/05 to 12/31/05..................................    12.837948       14.349118               76
  01/01/06 to 12/31/06..................................    14.349118       19.477708              144
  01/01/07 to 12/31/07..................................    19.477708       16.331587               81
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071598        1.323183            3,798
  01/01/96 to 12/31/96..................................     1.323183        1.642613           17,783
  01/01/97 to 12/31/97..................................     1.642613        2.163463           39,083
  01/01/98 to 12/31/98..................................     2.163463        2.442138           57,831
  01/01/99 to 12/31/99..................................     2.442138        2.831476           58,967
  01/01/00 to 12/31/00..................................     2.831476        3.058670           56,016
  01/01/01 to 12/31/01..................................     3.058670        2.681119           48,321
  01/01/02 to 12/31/02..................................     2.681119        2.212079           38,529
  01/01/03 to 12/31/03..................................     2.212079        2.856131           32,039
  01/01/04 to 12/31/04..................................     2.856131        3.166266           26,622
  01/01/05 to 12/31/05..................................     3.166266        3.445613           21,160
  01/01/06 to 12/31/06..................................     3.445613        3.895200           16,796
  01/01/07 to 12/31/07..................................     3.895200        4.018597           12,595
FI Large Cap Sub-Account
  05/01/06* to 12/31/06.................................    17.174056       17.379668                0
  01/01/07 to 12/31/07..................................    17.379668       17.783641                0
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.599143        1.552375              593
  01/01/02 to 12/31/02..................................     1.552375        1.084732              299
  01/01/03 to 12/31/03..................................     1.084732        1.437015              337
  01/01/04 to 12/31/04..................................     1.437015        1.656255              581
  01/01/05 to 12/31/05..................................     1.656255        1.742990              401
  01/01/06 to 12/31/06..................................     1.742990        1.918448              298
  01/01/07 to 12/31/07..................................     1.918448        2.046087              250
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810636               16
  01/01/03 to 12/31/03..................................     0.810636        1.136382              222
  01/01/04 to 4/30/04...................................     1.136382        1.126280              288


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.193057        1.485762            2,885
  01/01/96 to 12/31/96..................................     1.485762        1.730922            9,527
  01/01/97 to 12/31/97..................................     1.730922        2.279329           18,638
  01/01/98 to 12/31/98..................................     2.279329        2.798615           35,465
  01/01/99 to 12/31/99..................................     2.798615        3.019311           40,407
  01/01/00 to 12/31/00..................................     3.019311        2.825493           33,874
  01/01/01 to 12/31/01..................................     2.825493        2.399187           27,130
  01/01/02 to 12/31/02..................................     2.399187        1.906333           20,628
  01/01/03 to 12/31/03..................................     1.906333        2.387056           16,145
  01/01/04 to 12/31/04..................................     2.387056        2.678230           13,091
  01/01/05 to 12/31/05..................................     2.678230        2.925027           10,163
  01/01/06 to 12/31/06..................................     2.925027        3.230226            8,413
  01/01/07 to 12/31/07..................................     3.230226        3.320480            6,236
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.880003              645
  01/01/02 to 12/31/02..................................     0.880003        0.624736              823
  01/01/03 to 12/31/03..................................     0.624736        0.891284            1,340
  01/01/04 to 12/31/04..................................     0.891284        0.977320            1,278
  01/01/05 to 12/31/05..................................     0.977320        1.006592              806
  01/01/06 to 12/31/06..................................     1.006592        1.089662              620
  01/01/07 to 12/31/07..................................     1.089662        1.121357              371
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.201698        1.438865            2,010
  01/01/96 to 12/31/96..................................     1.438865        1.669358            9,083
  01/01/97 to 12/31/97..................................     1.669358        1.932280           15,872
  01/01/98 to 12/31/98..................................     1.932280        1.802285           17,610
  01/01/99 to 12/31/99..................................     1.802285        1.784358           19,212
  01/01/00 to 12/31/00..................................     1.784358        2.120229           16,342
  01/01/01 to 12/31/01..................................     2.120229        2.672703           14,395
  01/01/02 to 12/31/02..................................     2.672703        2.403843           17,343
  01/01/03 to 12/31/03..................................     2.403843        3.146117           13,696
  01/01/04 to 12/31/04..................................     3.146117        3.412124           11,273
  01/01/05 to 12/31/05..................................     3.412124        3.702507            8,748
  01/01/06 to 12/31/06..................................     3.702507        4.107923            6,778
  01/01/07 to 12/31/07..................................     4.107923        3.775411            5,047
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059909        0.884317               17
  01/01/03 to 12/31/03..................................     0.884317        1.179141              322
  01/01/04 to 12/31/04..................................     1.179141        1.403956            1,417
  01/01/05 to 12/31/05..................................     1.403956        1.582899            1,626
  01/01/06 to 12/31/06..................................     1.582899        2.014401            1,779
  01/01/07 to 12/31/07..................................     2.014401        1.967374            1,686
Janus Forty Sub-Account
  04/30/07* to 12/31/07.................................   147.677871      181.223032                1


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Jennison Growth Sub-Account(6) (previously Met/Putnam
  Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723482            1,745
  01/01/01 to 12/31/01..................................     0.723482        0.493718            2,323
  01/01/02 to 12/31/02..................................     0.493718        0.346263            1,943
  01/01/03 to 12/31/03..................................     0.346263        0.430125            1,673
  01/01/04 to 12/31/04..................................     0.430125        0.445480            1,294
  01/01/05 to 4/30/05...................................     0.445480        0.410028            1,066
Jennison Growth Sub-Account
  05/01/05* to 12/31/05.................................     0.411193        0.495120              820
  01/01/06 to 12/31/06..................................     0.495120        0.501963              828
  01/01/07 to 12/31/07..................................     0.501963        0.553005              736
Julius Baer International Stock Sub-Account(5)
  (previously
  FI International Stock Sub-Account, and before that,
  Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.219265        1.264600            2,523
  01/01/96 to 12/31/96..................................     1.264600        1.330771           10,944
  01/01/97 to 12/31/97..................................     1.330771        1.295867           18,722
  01/01/98 to 12/31/98..................................     1.295867        1.371486           24,795
  01/01/99 to 12/31/99..................................     1.371486        1.686150           23,222
  01/01/00 to 12/31/00..................................     1.686150        1.493953           24,922
  01/01/01 to 12/31/01..................................     1.493953        1.170310           21,118
  01/01/02 to 12/31/02..................................     1.170310        0.952605           16,851
  01/01/03 to 12/31/03..................................     0.952605        1.203392           13,909
  01/01/04 to 12/31/04..................................     1.203392        1.403215           11,323
  01/01/05 to 12/31/05..................................     1.403215        1.633696            9,164
  01/01/06 to 12/31/06..................................     1.633696        1.877631            7,482
  01/01/07 to 12/31/07..................................     1.877631        2.043649            5,721
Lazard Mid Cap Sub-Account
  05/01/02* to 12/31/02.................................     1.140016        0.967182              166
  01/01/03 to 12/31/03..................................     0.967182        1.203979              321
  01/01/04 to 12/31/04..................................     1.203979        1.358861              400
  01/01/05 to 12/31/05..................................     1.358861        1.448732              294
  01/01/06 to 12/31/06..................................     1.448732        1.639116              241
  01/01/07 to 12/31/07..................................     1.639116        1.573190              222
Legg Mason Partners Aggressive Growth Sub-Account(8)
  (previously Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774950              467
  01/01/02 to 12/31/02..................................     0.774950        0.528917              448
  01/01/03 to 12/31/03..................................     0.528917        0.677855              480
  01/01/04 to 12/31/04..................................     0.677855        0.725187              298
  01/01/05 to 12/31/05..................................     0.725187        0.812625              408
  01/01/06 to 12/31/06..................................     0.812625        0.787821              336
  01/01/07 to 12/31/07..................................     0.787821        0.794818              311


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(2)
  (previously MFS(R) Investors Trust Sub-Account, and
  before that,
  MFS(R) Research Managers Sub-Account Sub-Account)
  07/01/99* to 12/31/99.................................     1.058573        1.187199            1,847
  01/01/00 to 12/31/00..................................     1.187199        1.128742            8,233
  01/01/01 to 12/31/01..................................     1.128742        0.880195            5,193
  01/01/02 to 12/31/02..................................     0.880195        0.658956            3,627
  01/01/03 to 12/31/03..................................     0.658956        0.806814            3,018
  01/01/04 to 4/30/04...................................     0.806814        0.822299            2,883
Legg Mason Value Equity Sub-Account(7)
  (previously MFS(R) Investors Trust Sub-Account)
  07/01/99* to 12/31/99.................................     1.025647        1.019236            2,303
  01/01/00 to 12/31/00..................................     1.019236        1.004142            3,719
  01/01/01 to 12/31/01..................................     1.004142        0.832779            3,188
  01/01/02 to 12/31/02..................................     0.832779        0.655545            2,445
  01/01/03 to 12/31/03..................................     0.655545        0.788060            1,763
  01/01/04 to 12/31/04..................................     0.788060        0.865864            3,733
  01/01/05 to 12/31/05..................................     0.865864        0.916386            3,102
  01/01/06 to 4/30/06...................................     0.916386        0.959644                0
Legg Mason Value Equity Sub-Account
  05/01/06* to 12/31/06.................................     0.954761        1.025283            2,145
  01/01/07 to 12/31/07..................................     1.025283        0.953585            1,514
Lehman Brothers(R) Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.077060        1.130647            1,823
  01/01/02 to 12/31/02..................................     1.130647        1.226382            3,457
  01/01/03 to 12/31/03..................................     1.226382        1.250846            2,633
  01/01/04 to 12/31/04..................................     1.250846        1.281466            2,355
  01/01/05 to 12/31/05..................................     1.281466        1.287755            2,032
  01/01/06 to 12/31/06..................................     1.287755        1.318979            1,752
  01/01/07 to 12/31/07..................................     1.318979        1.387871            1,241
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.010468        1.219226            2,427
  01/01/96 to 12/31/96..................................     1.219226        1.571807            9,083
  01/01/97 to 12/31/97..................................     1.571807        1.936137           26,450
  01/01/98 to 12/31/98..................................     1.936137        1.877786           35,171
  01/01/99 to 12/31/99..................................     1.877786        2.440858           30,705
  01/01/00 to 12/31/00..................................     2.440858        2.534666           12,155
  01/01/01 to 12/31/01..................................     2.534666        2.279741           26,119
  01/01/02 to 12/31/02..................................     2.279741        1.764311           19,731
  01/01/03 to 12/31/03..................................     1.764311        2.375446           16,319
  01/01/04 to 12/31/04..................................     2.375446        2.727533           13,564
  01/01/05 to 12/31/05..................................     2.727533        2.877461           10,924
  01/01/06 to 12/31/06..................................     2.877461        3.312505            8,574
  01/01/07 to 12/31/07..................................     3.312505        3.656787            6,598


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.389438        1.374719              103
  01/01/02 to 12/31/02..................................     1.374719        1.348509              616
  01/01/03 to 12/31/03..................................     1.348509        1.585323            1,265
  01/01/04 to 12/31/04..................................     1.585323        1.691738            1,162
  01/01/05 to 12/31/05..................................     1.691738        1.694040              986
  01/01/06 to 12/31/06..................................     1.694040        1.824279              876
  01/01/07 to 12/31/07..................................     1.824279        1.917566              661
MFS(R) Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972280        0.848201              201
  01/01/02 to 12/31/02..................................     0.848201        0.738048              313
  01/01/03 to 12/31/03..................................     0.738048        0.961525              518
  01/01/04 to 12/31/04..................................     0.961525        1.134143              840
  01/01/05 to 12/31/05..................................     1.134143        1.302739              992
  01/01/06 to 12/31/06..................................     1.302739        1.626745              978
  01/01/07 to 12/31/07..................................     1.626745        1.818114              695
MFS(R) Total Return Sub-Account(1)
  (previously Balance Sub-Account)
  04/19/95* to 12/31/95.................................     1.073645        1.227281            3,848
  01/01/96 to 12/31/96..................................     1.227281        1.415482           17,356
  01/01/97 to 12/31/97..................................     1.415482        1.622453           33,627
  01/01/98 to 12/31/98..................................     1.622453        1.746518           49,657
  01/01/99 to 12/31/99..................................     1.746518        1.635868           44,498
  01/01/00 to 12/31/00..................................     1.635868        1.583103           34,052
  01/01/01 to 12/31/01..................................     1.583103        1.492281           29,176
  01/01/02 to 12/31/02..................................     1.492281        1.272895           22,180
  01/01/03 to 12/31/03..................................     1.272895        1.503906           18,686
  01/01/04 to 4/30/04...................................     1.503906        1.491745           17,780
MFS(R) Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    38.119840       41.490362              830
  01/01/05 to 12/31/05..................................    41.490362       42.144039              467
  01/01/06 to 12/31/06..................................    42.144039       46.585191              379
  01/01/07 to 12/31/07..................................    46.585191       47.897748              306
MFS(R) Value Sub-Account(10) (previously Harris Oakmark
  Large Cap Value Sub-Account)
  05/01/02* to 12/31/02.................................     1.186098        0.973174              834
  01/01/03 to 12/31/03..................................     0.973174        1.203425            1,137
  01/01/04 to 12/31/04..................................     1.203425        1.321295            1,194
  01/01/05 to 12/31/05..................................     1.321295        1.283517            1,083
  01/01/06 to 12/31/06..................................     1.283517        1.493445              540
  01/01/07 to 12/31/07..................................     1.493445        1.415429              365


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122499        0.847816              248
  01/01/03 to 12/31/03..................................     0.847816        1.161543              395
  01/01/04 to 12/31/04..................................     1.161543        1.219639              334
  01/01/05 to 12/31/05..................................     1.219639        1.302794              161
  01/01/06 to 12/31/06..................................     1.302794        1.467670              140
  01/01/07 to 12/31/07..................................     1.467670        1.608185              127
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.036337        1.030603              688
  01/01/02 to 12/31/02..................................     1.030603        0.863156              764
  01/01/03 to 12/31/03..................................     0.863156        1.145805              925
  01/01/04 to 12/31/04..................................     1.145805        1.308103            1,018
  01/01/05 to 12/31/05..................................     1.308103        1.445754            1,012
  01/01/06 to 12/31/06..................................     1.445754        1.566577              598
  01/01/07 to 12/31/07..................................     1.566577        1.661625              502
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     4.149787        3.528064              491
  01/01/02 to 12/31/02..................................     3.528064        2.696977              795
  01/01/03 to 12/31/03..................................     2.696977        3.402464              845
  01/01/04 to 12/31/04..................................     3.402464        3.701757              723
  01/01/05 to 12/31/05..................................     3.701757        3.812071              643
  01/01/06 to 12/31/06..................................     3.812071        4.332252              466
  01/01/07 to 12/31/07..................................     4.332252        4.486461              355
Morgan Stanley EAFE(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.102261        0.852904              430
  01/01/02 to 12/31/02..................................     0.852904        0.700428              790
  01/01/03 to 12/31/03..................................     0.700428        0.948112              931
  01/01/04 to 12/31/04..................................     0.948112        1.115629            1,104
  01/01/05 to 12/31/05..................................     1.115629        1.243057              930
  01/01/06 to 12/31/06..................................     1.243057        1.538514            1,346
  01/01/07 to 12/31/07..................................     1.538514        1.677449              871
Neuberger Berman Mid Cap Value Sub-Account
  05/01/01* to 12/31/01.................................     1.542542        1.503118               80
  01/01/02 to 12/31/02..................................     1.503118        1.335950              677
  01/01/03 to 12/31/03..................................     1.335950        1.794695              823
  01/01/04 to 12/31/04..................................     1.794695        2.171797            1,209
  01/01/05 to 12/31/05..................................     2.171797        2.398337            1,532
  01/01/06 to 12/31/06..................................     2.398337        2.631226            1,221
  01/01/07 to 12/31/07..................................     2.631226        2.678582              865
Oppenheimer Capital Appreciation Sub-Account
  05/01/05* to 12/31/05.................................     7.964216        8.650849                1
  01/01/06 to 12/31/06..................................     8.650849        9.185190               13
  01/01/07 to 12/31/07..................................     9.185190       10.356153               16


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Oppenheimer Global Equity Sub-Account
  05/01/04* to 12/31/04.................................    12.798623       14.768490                1
  01/01/05 to 12/31/05..................................    14.768490       16.899352                7
  01/01/06 to 12/31/06..................................    16.899352       19.399664               17
  01/01/07 to 12/31/07..................................    19.399664       20.336532               24
PIMCO Inflation Protection Bond Sub-Account
  05/01/06* to 12/31/06.................................    11.011996       11.123317                1
  01/01/07 to 12/31/07..................................    11.123317       12.158272                1
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001108        1.054196            1,690
  01/01/02 to 12/31/02..................................     1.054196        1.136808            8,272
  01/01/03 to 12/31/03..................................     1.136808        1.169859            7,285
  01/01/04 to 12/31/04..................................     1.169859        1.211615            6,170
  01/01/05 to 12/31/05..................................     1.211615        1.222281            4,692
  01/01/06 to 12/31/06..................................     1.222281        1.260416            3,957
  01/01/07 to 12/31/07..................................     1.260416        1.337485            2,999
RCM Technology Sub-Account
  05/01/01* to 12/31/01.................................     0.822604        0.609654              343
  01/01/02 to 12/31/02..................................     0.609654        0.296337              388
  01/01/03 to 12/31/03..................................     0.296337        0.460681            1,379
  01/01/04 to 12/31/04..................................     0.460681        0.434889              741
  01/01/05 to 12/31/05..................................     0.434889        0.476338              525
  01/01/06 to 12/31/06..................................     0.476338        0.495094              330
  01/01/07 to 12/31/07..................................     0.495094        0.642392              334
Russell 2000(R) Index Sub-Account
  01/22/01* to 12/31/01.................................     1.202699        1.186357              745
  01/01/02 to 12/31/02..................................     1.186357        0.929122            1,086
  01/01/03 to 12/31/03..................................     0.929122        1.335704            1,243
  01/01/04 to 12/31/04..................................     1.335704        1.547069            1,268
  01/01/05 to 12/31/05..................................     1.547069        1.592021            1,161
  01/01/06 to 12/31/06..................................     1.592021        1.846872              863
  01/01/07 to 12/31/07..................................     1.846872        1.790916              439
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.119764        1.213800              379
  01/01/05 to 12/31/05..................................     1.213800        1.273345              690
  01/01/06 to 12/31/06..................................     1.273345        1.418156                7
  01/01/07 to 12/31/07..................................     1.418156        1.527073              352


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981160        0.824101              678
  01/01/02 to 12/31/02..................................     0.824101        0.455019            1,467
  01/01/03 to 12/31/03..................................     0.455019        0.613403            2,378
  01/01/04 to 12/31/04..................................     0.613403        0.713018            3,130
  01/01/05 to 12/31/05..................................     0.713018        0.806381            2,310
  01/01/06 to 12/31/06..................................     0.806381        0.844638            3,167
  01/01/07 to 12/31/07..................................     0.844638        0.980220            2,209
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.242603        1.325197               28
  01/01/05 to 12/31/05..................................     1.325197        1.447557               90
  01/01/06 to 12/31/06..................................     1.447557        1.480039              178
  01/01/07 to 12/31/07..................................     1.480039        1.599275              130
Western Asset Management Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.031165        1.158823            1,975
  01/01/96 to 12/31/96..................................     1.158823        1.307292           11,146
  01/01/97 to 12/31/97..................................     1.307292        1.432601           23,303
  01/01/98 to 12/31/98..................................     1.432601        1.442191           34,842
  01/01/99 to 12/31/99..................................     1.442191        1.443394           30,999
  01/01/00 to 12/31/00..................................     1.443394        1.526867           25,512
  01/01/01 to 12/31/01..................................     1.526867        1.609033           22,565
  01/01/02 to 12/31/02..................................     1.609033        1.740077           18,952
  01/01/03 to 12/31/03..................................     1.740077        1.933430           16,461
  01/01/04 to 12/31/04..................................     1.933430        2.033569           13,608
  01/01/05 to 12/31/05..................................     2.033569        2.063218           10,925
  01/01/06 to 12/31/06..................................     2.063218        2.138547            8,683
  01/01/07 to 12/31/07..................................     2.138547        2.194786            6,608
Western Asset Management U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046872        1.139109            2,122
  01/01/96 to 12/31/96..................................     1.139109        1.160957            5,512
  01/01/97 to 12/31/97..................................     1.160957        1.242399            8,346
  01/01/98 to 12/31/98..................................     1.242399        1.318989           15,795
  01/01/99 to 12/31/99..................................     1.318989        1.303556           14,531
  01/01/00 to 12/31/00..................................     1.303556        1.420573           12,155
  01/01/01 to 12/31/01..................................     1.420573        1.495769           13,182
  01/01/02 to 12/31/02..................................     1.495769        1.592943           14,306
  01/01/03 to 12/31/03..................................     1.592943        1.597944           10,010
  01/01/04 to 12/31/04..................................     1.597944        1.623851            7,583
  01/01/05 to 12/31/05..................................     1.623851        1.629753            5,834
  01/01/06 to 12/31/06..................................     1.629753        1.674873            4,314
  01/01/07 to 12/31/07..................................     1.674873        1.724243            3,410


---------------
* Date on which the Sub-Account first became available.

                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Conservative Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.303196                0
  01/01/06 to 12/31/06..................................    10.303196       10.865903                0
  01/01/07 to 12/31/07..................................    10.865903       11.316619               10
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.521194                3
  01/01/06 to 12/31/06..................................    10.521194       11.358570               22
  01/01/07 to 12/31/07..................................    11.358570       11.744566               20
MetLife Moderate Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.752070               33
  01/01/06 to 12/31/06..................................    10.752070       11.864211               50
  01/01/07 to 12/31/07..................................    11.864211       12.212966              191
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       10.978002               23
  01/01/06 to 12/31/06..................................    10.978002       12.370963                6
  01/01/07 to 12/31/07..................................    12.370963       12.674050               14
MetLife Aggressive Sub-Account
  05/01/05* to 12/31/05.................................     9.998890       11.154317                0
  01/01/06 to 12/31/06..................................    11.154317       12.728431                5
  01/01/07 to 12/31/07..................................    12.728431       12.967316                6
Cyclical Growth and Income ETF Sub-Account
  05/01/06* to 12/31/06.................................    10.516543       11.167932                0
  01/01/07 to 12/31/07..................................    11.167932       11.612201                0
Cyclical Growth ETF Sub-Account
  05/01/06* to 12/31/06.................................    10.707472       11.422896                0
  01/01/07 to 12/31/07..................................    11.422896       11.902093                0

                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
American Funds Bond Sub-Account
  05/01/06* to 12/31/06.................................    14.560847       15.263925                4
  01/01/07 to 12/31/07..................................    15.263925       15.520310               37
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.478936        1.345023              406
  01/01/02 to 12/31/02..................................     1.345023        1.071466              620
  01/01/03 to 12/31/03..................................     1.071466        1.618923              767
  01/01/04 to 12/31/04..................................     1.618923        1.925838              864
  01/01/05 to 12/31/05..................................     1.925838        2.375872              908
  01/01/06 to 12/31/06..................................     2.375872        2.900704            1,389
  01/01/07 to 12/31/07..................................     2.900704        3.466071            1,153


---------------
* Date on which the Sub-Account first became available.

                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------------
                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.544177        8.240125              524
  01/01/02 to 12/31/02..................................     8.240125        6.621684              865
  01/01/03 to 12/31/03..................................     6.621684        8.629786            1,100
  01/01/04 to 12/31/04..................................     8.629786        9.373505            1,145
  01/01/05 to 12/31/05..................................     9.373505        9.763169              953
  01/01/06 to 12/31/06..................................     9.763169       11.069431              767
  01/01/07 to 12/31/07..................................    11.069431       11.442093              647
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    13.039200       11.078414              298
  01/01/02 to 12/31/02..................................    11.078414        8.236223              640
  01/01/03 to 12/31/03..................................     8.236223       11.089070              841
  01/01/04 to 12/31/04..................................    11.089070       12.276345              905
  01/01/05 to 12/31/05..................................    12.276345       14.038347              783
  01/01/06 to 12/31/06..................................    14.038347       15.227786              672
  01/01/07 to 12/31/07..................................    15.227786       16.835174              521


------------

* Date on which the Sub-Account first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.


 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio.


 (6) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (7) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.


 (8) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



 (9) On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.



(10) On or about January 7, 2008, Harris Oakmark Large Cap Value Sub-Account of the Metropolitan Fund changed its name to MFS(R) Value Sub-Account.



(11) On or about April 28, 2008, Neuberger Berman Real Estate Sub-Account changed its name to Clarion Global Real Estate Sub-Account.


                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Florida                                                  1.00%           1.00%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%

------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                         FOR THE AMERICAN GROWTH SERIES


                                                                PAGE
                                                                -----
THE COMPANY AND THE VARIABLE ACCOUNT........................    II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................    II-3
INVESTMENT ADVICE...........................................    II-3
DISTRIBUTION OF THE CONTRACTS...............................    II-5
CALCULATION OF PERFORMANCE DATA.............................    II-6
CALCULATION OF YIELDS.......................................    II-7
NET INVESTMENT FACTOR.......................................    II-8
ANNUITY PAYMENTS............................................    II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........    II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........    II-10
THE FIXED ACCOUNT...........................................    II-11
TAX STATUS OF THE CONTRACTS.................................    II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............    II-13
LEGAL MATTERS...............................................    II-13
FINANCIAL STATEMENTS........................................    1


     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number
                                   Address  --------------------------------------
      -------------------------
      Signature                             --------------------------------------
                                                                               Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                 APRIL 28, 2008



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 28, 2008 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
THE COMPANY AND THE VARIABLE ACCOUNT........................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................   II-3
INVESTMENT ADVICE...........................................   II-3
DISTRIBUTION OF THE CONTRACTS...............................   II-5
CALCULATION OF PERFORMANCE DATA.............................   II-6
CALCULATION OF YIELDS.......................................   II-7
NET INVESTMENT FACTOR.......................................   II-8
ANNUITY PAYMENTS............................................   II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........  II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........  II-10
THE FIXED ACCOUNT...........................................  II-11
TAX STATUS OF THE CONTRACTS.................................  II-12
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............  II-13
LEGAL MATTERS...............................................  II-13
FINANCIAL STATEMENTS........................................      1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company (the "Company"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series which was formerly the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.


     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:


     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly known as the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.



     On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio.



     On April 28, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.



     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:



     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. Until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.



     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.



     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.



     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio, which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser, and BlackRock Advisors, LLC became the subadviser on September 28,

2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio). On January 7, 2008, MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser. was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser.



     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.



     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.



     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:


     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.



     The sub-adviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio which was (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.



     The subadviser to the Lazard Mid-Cap Portfolio (formerly, MET/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.



     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly, the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio), was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                                                          AGGREGATE AMOUNT OF
                                                                        COMMISSIONS RETAINED BY
                                                 AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                 COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                         DISTRIBUTOR*           AND SELLING FIRMS
-----------                                      -------------------   --------------------------
2005...........................................      $   771,864                   $0
2006...........................................      $   722,301                   $0
2007...........................................      $   740,497                   $0


---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS WILL BE PROVIDED FOR A SUB-ACCOUNT FOR 1, 5 AND 10 YEARS, OR FOR A SHORTER PERIOD, IF APPLICABLE.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD


     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


     The current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.


     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.


OTHER SUB-ACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.


     The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                                ANNUITY PAYMENTS


     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.



     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.



     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.



     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.



     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.


     The number of annuity units credited under a variable payment option is determined as follows:


          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)



          (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.



     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)



     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.



     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.



     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".



     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.



     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.



     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."



     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.



     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.


     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


     Diversification Requirements.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.



     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of the tax deferral.


     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements of each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



     The consolidated financial statements of New England Life Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



                                 LEGAL MATTERS



     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts as listed in Appendix A as of December 31, 2007, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. We have also audited the statement of operations for the period presented in the year ended December 31, 2007, and the statements of changes in net assets for the periods presented in the two years then ended of the individual Subaccount listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A
MSF BlackRock Bond Income Subaccount
MSF BlackRock Money Market Subaccount
MSF Harris Oakmark Focused Value Subaccount
MSF FI Value Leaders Subaccount
MSF Loomis Sayles Small Cap Subaccount
MSF Western Asset Management U.S. Government Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF MFS Total Return Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF Davis Venture Value Subaccount
MSF Jennison Growth Subaccount
MSF FI International Stock Subaccount
MSF BlackRock Strategic Value Subaccount
MSF FI Mid Cap Opportunities Subaccount
MSF Russell 2000 Index Subaccount
MSF MetLife Stock Index Subaccount
MSF Franklin Templeton Small Cap Growth Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Harris Oakmark Large Cap Value Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Diversified Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Value Equity Subaccount
MIST MFS Research International Subaccount
MIST T. Rowe Price Mid-Cap Growth Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lazard Mid-Cap Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Harris Oakmark International Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount
MIST Neuberger Berman Real Estate Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST Cyclical Growth ETF Subaccount
MIST Cyclical Growth and Income ETF Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST BlackRock Large-Cap Core Subaccount
MIST Janus Forty Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Bond Subaccount

                                   APPENDIX B
MSF BlackRock Large Cap Subaccount

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007


                                                                                 MSF HARRIS
                                            MSF BLACKROCK     MSF BLACKROCK        OAKMARK        MSF FI VALUE        MSF LOOMIS
                                             BOND INCOME      MONEY MARKET      FOCUSED VALUE        LEADERS       SAYLES SMALL CAP
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                           --------------    --------------    --------------    --------------    ----------------
ASSETS:
  Investments at fair value.............   $  188,538,746    $  124,217,365    $  264,884,187    $   79,141,925     $  146,629,371
  Other receivables.....................               --                --                --                --                 --
  Due from New England Life Insurance
     Company............................               --                --                --                --                 --
                                           --------------    --------------    --------------    --------------     --------------
     Total Assets.......................      188,538,746       124,217,365       264,884,187        79,141,925        146,629,371
                                           --------------    --------------    --------------    --------------     --------------
LIABILITIES:
  Other payables........................               --                --                --                --                 --
  Due to New England Life Insurance
     Company............................              567               418               776               869                983
                                           --------------    --------------    --------------    --------------     --------------
     Total Liabilities..................              567               418               776               869                983
                                           --------------    --------------    --------------    --------------     --------------
NET ASSETS..............................   $  188,538,179    $  124,216,947    $  264,883,411    $   79,141,056     $  146,628,388
                                           ==============    ==============    ==============    ==============     ==============
  Units outstanding.....................       37,848,416        51,919,410        71,713,206        24,137,044         40,696,231
  Unit value (accumulation).............   $3.99 to $5.21    $1.94 to $2.54    $3.19 to $3.80    $2.84 to $3.35     $3.16 to $3.69
                                           MSF WESTERN ASSET
                                               MANAGEMENT
                                            U.S. GOVERNMENT
                                               SUBACCOUNT
                                           -----------------
ASSETS:
  Investments at fair value.............     $  135,933,539
  Other receivables.....................                 --
  Due from New England Life Insurance
     Company............................                 --
                                             --------------
     Total Assets.......................        135,933,539
                                             --------------
LIABILITIES:
  Other payables........................                 --
  Due to New England Life Insurance
     Company............................                897
                                             --------------
     Total Liabilities..................                897
                                             --------------
NET ASSETS..............................     $  135,932,642
                                             ==============
  Units outstanding.....................         80,492,341
  Unit value (accumulation).............     $1.49 to $1.73





   The accompanying notes are an integral part of these financial statements.

        MSF WESTERN ASSET                          MSF BLACKROCK
      MANAGEMENT STRATEGIC        MSF MFS        LEGACY LARGE CAP       MSF DAVIS       MSF JENNISON            MSF FI
       BOND OPPORTUNITIES       TOTAL RETURN          GROWTH          VENTURE VALUE        GROWTH        INTERNATIONAL STOCK
           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
      --------------------    ---------------    ----------------    --------------    --------------    -------------------

         $  170,797,314       $   102,700,967     $  146,248,307     $  499,205,306    $   13,382,484       $  114,873,485
                     --                    --                 --                 --                --                   --
                     --                    --                 --                 --                --                   --
         --------------       ---------------     --------------     --------------    --------------       --------------
            170,797,314           102,700,967        146,248,307        499,205,306        13,382,484          114,873,485
         --------------       ---------------     --------------     --------------    --------------       --------------

                     --                    --                 --                 --                --                   --
                    474                   476                911                472             1,151                1,149
         --------------       ---------------     --------------     --------------    --------------       --------------
                    474                   476                911                472             1,151                1,149
         --------------       ---------------     --------------     --------------    --------------       --------------
         $  170,796,840       $   102,700,491     $  146,247,396     $  499,204,834    $   13,381,333       $  114,872,336
         ==============       ===============     ==============     ==============    ==============       ==============
             79,377,079            14,896,511         44,525,146        126,513,025        24,416,455           57,370,727
         $1.90 to $2.21       $3.89 to $47.90     $1.67 to $3.34     $3.48 to $4.05    $0.51 to $0.56       $1.70 to $2.06
       MSF BLACKROCK     MSF FI MID CAP      MSF RUSSELL       MSF METLIFE
      STRATEGIC VALUE     OPPORTUNITIES      2000 INDEX        STOCK INDEX
         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
      ---------------    --------------    --------------    --------------
       $  165,742,964    $   29,351,853    $   59,051,653    $   89,260,571
                   --                --                --                --
                   --                --                --                --
       --------------    --------------    --------------    --------------
          165,742,964        29,351,853        59,051,653        89,260,571
       --------------    --------------    --------------    --------------

                   --                --                --                --
                  925               506               626               526
       --------------    --------------    --------------    --------------
                  925               506               626               526
       --------------    --------------    --------------    --------------
       $  165,742,039    $   29,351,347    $   59,051,027    $   89,260,045
       ==============    ==============    ==============    ==============
           80,963,253        14,356,332        32,970,251        19,936,170
       $1.91 to $2.08    $1.87 to $2.09    $1.66 to $1.82    $3.86 to $4.65





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                                DECEMBER 31, 2007


                                    MSF FRANKLIN       MSF NEUBERGER       MSF HARRIS                             MSF LEHMAN
                                      TEMPLETON           BERMAN            OAKMARK         MSF BLACKROCK     BROTHERS AGGREGATE
                                  SMALL CAP GROWTH     MID CAP VALUE    LARGE CAP VALUE    LARGE CAP VALUE        BOND INDEX
                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                  ----------------    --------------    ---------------    ---------------    ------------------
ASSETS:
  Investments at fair value....    $   33,803,221     $  107,357,009     $   70,657,042     $   46,696,267      $   86,857,252
  Other receivables............                --                 --                 --                 --                  --
  Due from New England Life
     Insurance Company.........                --                 --                 --                 --                  --
                                   --------------     --------------     --------------     --------------      --------------
     Total Assets..............        33,803,221        107,357,009         70,657,042         46,696,267          86,857,252
                                   --------------     --------------     --------------     --------------      --------------
LIABILITIES:
  Other payables...............                --                 --                 --                 --                  --
  Due to New England Life
     Insurance Company.........               603                427                868                947                 666
                                   --------------     --------------     --------------     --------------      --------------
     Total Liabilities.........               603                427                868                947                 666
                                   --------------     --------------     --------------     --------------      --------------
NET ASSETS.....................    $   33,802,618     $  107,356,582     $   70,656,174     $   46,695,320      $   86,856,586
                                   ==============     ==============     ==============     ==============      ==============
  Units outstanding............        30,101,390         40,063,936         50,012,916         31,646,231          62,549,911
  Unit value (accumulation)....    $1.06 to $1.14     $2.48 to $2.73     $1.30 to $1.44     $1.40 to $1.50      $1.28 to $1.41
                                    MSF MORGAN
                                   STANLEY EAFE
                                       INDEX
                                    SUBACCOUNT
                                  --------------
ASSETS:
  Investments at fair value....   $   71,930,249
  Other receivables............               --
  Due from New England Life
     Insurance Company.........               --
                                  --------------
     Total Assets..............       71,930,249
                                  --------------
LIABILITIES:
  Other payables...............               --
  Due to New England Life
     Insurance Company.........              296
                                  --------------
     Total Liabilities.........              296
                                  --------------
NET ASSETS.....................   $   71,929,953
                                  ==============
  Units outstanding............       42,853,330
  Unit value (accumulation)....   $1.55 to $1.71





   The accompanying notes are an integral part of these financial statements.

        MSF METLIFE
          MID CAP       MSF T. ROWE PRICE    MSF T. ROWE PRICE     MSF OPPENHEIMER      MSF BLACKROCK        MSF BLACKROCK
        STOCK INDEX      LARGE CAP GROWTH     SMALL CAP GROWTH      GLOBAL EQUITY     AGGRESSIVE GROWTH       DIVERSIFIED
        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
      --------------    -----------------    -----------------    ----------------    -----------------    ----------------

      $   52,572,323      $   43,402,550       $   12,270,862     $     23,385,674     $     12,455,332    $     10,524,527
                  --                  --                   --                   --                   --                  --
                  --                  --                   --                   --                   --                  --
      --------------      --------------       --------------     ----------------     ----------------    ----------------
          52,572,323          43,402,550           12,270,862           23,385,674           12,455,332          10,524,527
      --------------      --------------       --------------     ----------------     ----------------    ----------------

                  --                  --                   --                   --                   --                  --
                 467                 434                  487                  471                  389                 446
      --------------      --------------       --------------     ----------------     ----------------    ----------------
                 467                 434                  487                  471                  389                 446
      --------------      --------------       --------------     ----------------     ----------------    ----------------
      $   52,571,856      $   43,402,116       $   12,270,375     $     23,385,203     $     12,454,943    $     10,524,081
      ==============      ==============       ==============     ================     ================    ================
          31,636,578          28,363,939            7,671,338            1,150,197              248,220             241,306
      $1.56 to $1.69      $1.41 to $1.56       $1.46 to $1.63     $18.55 to $20.78     $43.10 to $52.99    $36.85 to $46.18
                             MSF METLIFE
         MSF METLIFE       CONSERVATIVE TO       MSF METLIFE
        CONSERVATIVE          MODERATE            MODERATE
         ALLOCATION          ALLOCATION          ALLOCATION
         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
      ----------------    ----------------    ----------------
      $     21,992,884    $     99,530,402    $    363,880,518
                    --                  --                  --
                    --                  --                  --
      ----------------    ----------------    ----------------
            21,992,884          99,530,402         363,880,518
      ----------------    ----------------    ----------------

                    --                  --                  --
                   342                 238                 168
      ----------------    ----------------    ----------------
                   342                 238                 168
      ----------------    ----------------    ----------------
      $     21,992,542    $     99,530,164    $    363,880,350
      ================    ================    ================
             1,945,907           8,478,778          29,780,745
      $11.06 to $11.38    $11.48 to $11.81    $11.94 to $12.28





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                                DECEMBER 31, 2007


                                  MSF METLIFE
                                  MODERATE TO        MSF METLIFE                           MIST LEGG        MIST MFS
                                  AGGRESSIVE         AGGRESSIVE           MSF FI             MASON          RESEARCH
                                  ALLOCATION         ALLOCATION          LARGE CAP       VALUE EQUITY     INTERNATIONAL
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                               ----------------   ----------------   ----------------   --------------   --------------
ASSETS:
  Investments at fair
     value..................   $    570,282,187   $     32,853,155   $      1,248,156   $   28,592,987   $   79,573,173
  Other receivables.........                 --                 --                 --               --               --
  Due from New England Life
     Insurance Company......                 --                 --                 --               --               --
                               ----------------   ----------------   ----------------   --------------   --------------
     Total Assets...........        570,282,187         32,853,155          1,248,156       28,592,987       79,573,173
                               ----------------   ----------------   ----------------   --------------   --------------
LIABILITIES:
  Other payables............                 --                 --                 --               --               --
  Due to New England Life
     Insurance Company......                264                318                440              881              556
                               ----------------   ----------------   ----------------   --------------   --------------
     Total Liabilities......                264                318                440              881              556
                               ----------------   ----------------   ----------------   --------------   --------------
NET ASSETS..................   $    570,281,923   $     32,852,837   $      1,247,716   $   28,592,106   $   79,572,617
                               ================   ================   ================   ==============   ==============
  Units outstanding.........         44,958,120          2,531,910             70,106       27,291,345       43,741,192
  Unit value
     (accumulation).........   $12.39 to $12.74   $12.68 to $13.04   $16.15 to $18.19   $0.88 to $9.51   $1.70 to $1.84
                               MIST T. ROWE PRICE     MIST PIMCO
                                 MID-CAP GROWTH      TOTAL RETURN
                                   SUBACCOUNT         SUBACCOUNT
                               ------------------   --------------
ASSETS:
  Investments at fair
     value..................     $   83,494,545     $  280,766,754
  Other receivables.........                 --                 --
  Due from New England Life
     Insurance Company......                 --                 --
                                 --------------     --------------
     Total Assets...........         83,494,545        280,766,754
                                 --------------     --------------
LIABILITIES:
  Other payables............                 --                 --
  Due to New England Life
     Insurance Company......                515                365
                                 --------------     --------------
     Total Liabilities......                515                365
                                 --------------     --------------
NET ASSETS..................     $   83,494,030     $  280,766,389
                                 ==============     ==============
  Units outstanding.........         85,048,961        209,783,022
  Unit value
     (accumulation).........     $0.92 to $0.99     $1.26 to $1.36





   The accompanying notes are an integral part of these financial statements.

                                                                                  MIST HARRIS         MIST LEGG
         MIST RCM     MIST LORD ABBETT      MIST LAZARD       MIST MET/AIM          OAKMARK         MASON PARTNERS
        TECHNOLOGY     BOND DEBENTURE         MID-CAP       SMALL CAP GROWTH     INTERNATIONAL    AGGRESSIVE GROWTH
        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
      --------------  ----------------    --------------    ----------------    --------------    -----------------

      $   22,137,603   $  116,833,852     $   31,373,595     $   13,286,196     $  157,263,170      $   12,852,896
                  --               --                 --                 --                 --                  --
                  --               --                 --                 --                 --                  --
      --------------   --------------     --------------     --------------     --------------      --------------
          22,137,603      116,833,852         31,373,595         13,286,196        157,263,170          12,852,896
      --------------   --------------     --------------     --------------     --------------      --------------

                  --               --                 --                 --                 --                  --
                 554              386                553                424                562                 555
      --------------   --------------     --------------     --------------     --------------      --------------
                 554              386                553                424                562                 555
      --------------   --------------     --------------     --------------     --------------      --------------
      $   22,137,049   $  116,833,466     $   31,373,042     $   13,285,772     $  157,262,608      $   12,852,341
      ==============   ==============     ==============     ==============     ==============      ==============
          34,434,376       60,864,412         19,911,171          8,263,536         80,210,908          16,184,284
      $0.61 to $0.65   $1.75 to $1.96     $1.49 to $1.59     $1.53 to $1.63     $1.85 to $1.99      $0.75 to $0.81
       MIST NEUBERGER     MIST OPPENHEIMER                          MIST CYCLICAL
           BERMAN              CAPITAL          MIST CYCLICAL        GROWTH AND
         REAL ESTATE        APPRECIATION         GROWTH ETF          INCOME ETF
         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
      ----------------    ----------------    ----------------    ----------------
      $     96,647,109     $     6,441,439    $      1,753,990    $      1,849,560
                    --                  --                  --                  --
                    --                  --                  --                  --
      ----------------     ---------------    ----------------    ----------------
            96,647,109           6,441,439           1,753,990           1,849,560
      ----------------     ---------------    ----------------    ----------------

                    --                  --                  --                  --
                   383                 494                 244                 323
      ----------------     ---------------    ----------------    ----------------
                   383                 494                 244                 323
      ----------------     ---------------    ----------------    ----------------
      $     96,646,726     $     6,440,945    $      1,753,746    $      1,849,237
      ================     ===============    ================    ================
             5,915,463             622,067             147,182             158,978
      $15.83 to $16.45     $9.77 to $13.12    $11.68 to $11.96    $11.39 to $11.66





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                                DECEMBER 31, 2007


                                 MIST PIMCO
                                  INFLATION     MIST BLACKROCK      MIST JANUS       AMERICAN FUNDS    AMERICAN FUNDS
                               PROTECTED BOND   LARGE-CAP CORE         FORTY             GROWTH        GROWTH-INCOME
                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                              ----------------  --------------  ------------------  ----------------  ---------------
ASSETS:
  Investments at fair
     value..................  $      9,183,789  $   15,768,129  $       10,721,141  $    521,504,518  $   345,795,076
  Other receivables.........                --              --                  --                --               --
  Due from New England Life
     Insurance Company......                --              --                  --                --               --
                              ----------------  --------------  ------------------  ----------------  ---------------
     Total Assets...........         9,183,789      15,768,129          10,721,141       521,504,518      345,795,076
                              ----------------  --------------  ------------------  ----------------  ---------------
LIABILITIES:
  Other payables............                --              --                  --                --               --
  Due to New England Life
     Insurance Company......               382             546                 548               370              415
                              ----------------  --------------  ------------------  ----------------  ---------------
     Total Liabilities......               382             546                 548               370              415
                              ----------------  --------------  ------------------  ----------------  ---------------
NET ASSETS..................  $      9,183,407  $   15,767,583  $       10,720,593  $    521,504,148  $   345,794,661
                              ================  ==============  ==================  ================  ===============
  Units outstanding.........           756,401       1,980,892              60,615        30,902,914       30,234,841
  Unit value
     (accumulation).........  $11.68 to $12.27  $6.47 to $8.38  $145.54 to $190.82  $13.74 to $17.66  $9.34 to $12.00
                              AMERICAN FUNDS
                               GLOBAL SMALL    AMERICAN FUNDS
                              CAPITALIZATION        BOND
                                SUBACCOUNT       SUBACCOUNT
                              --------------  ----------------
ASSETS:
  Investments at fair
     value..................  $  208,203,732  $     42,389,522
  Other receivables.........              --                --
  Due from New England Life
     Insurance Company......              --                --
                              --------------  ----------------
     Total Assets...........     208,203,732        42,389,522
                              --------------  ----------------
LIABILITIES:
  Other payables............              --                --
  Due to New England Life
     Insurance Company......             437               461
                              --------------  ----------------
     Total Liabilities......             437               461
                              --------------  ----------------
NET ASSETS..................  $  208,203,295  $     42,389,061
                              ==============  ================
  Units outstanding.........      60,105,854         2,725,211
  Unit value
     (accumulation).........  $3.19 to $3.53  $14.17 to $15.86





   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                   MSF BLACKROCK   MSF BLACKROCK   MSF HARRIS OAKMARK       MSF FI      MSF LOOMIS SAYLES
                                    BOND INCOME     MONEY MARKET      FOCUSED VALUE     VALUE LEADERS       SMALL CAP
                                     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   -------------   -------------   ------------------   -------------   -----------------
INVESTMENT INCOME:
  Dividends.....................     $6,078,536      $5,514,317       $  1,410,904       $   812,317       $    62,723
EXPENSES:
  Mortality and expense risk
     charges....................      2,589,049       1,579,992          4,144,081         1,161,158         1,982,629
  Administrative charges........         57,905          30,641             86,831            61,870            74,704
                                     ----------      ----------       ------------       -----------       -----------
     Total expenses.............      2,646,954       1,610,633          4,230,912         1,223,028         2,057,333
                                     ----------      ----------       ------------       -----------       -----------
  Net investment income (loss)..      3,431,582       3,903,684         (2,820,008)         (410,711)       (1,994,610)
                                     ----------      ----------       ------------       -----------       -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
  Realized gain distributions...             --              --         39,898,284         8,190,099        16,956,232
  Realized gains (losses) on
     sale of investments........        541,424              --         19,058,347         1,482,427         8,083,391
                                     ----------      ----------       ------------       -----------       -----------
     Net realized gains
       (losses).................        541,424              --         58,956,631         9,672,526        25,039,623
  Change in unrealized gains
     (losses) on investments....      4,779,050              --        (79,381,518)       (6,437,697)       (8,652,081)
                                     ----------      ----------       ------------       -----------       -----------
  Net realized and unrealized
     gains (losses) on
     investments................      5,320,474              --        (20,424,887)        3,234,829        16,387,542
                                     ----------      ----------       ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................     $8,752,056      $3,903,684       $(23,244,895)      $ 2,824,118       $14,392,932
                                     ==========      ==========       ============       ===========       ===========

                                   MSF WESTERN ASSET
                                       MANAGEMENT
                                    U.S. GOVERNMENT
                                       SUBACCOUNT
                                   -----------------
INVESTMENT INCOME:
  Dividends.....................       $3,720,914
EXPENSES:
  Mortality and expense risk
     charges....................        1,893,121
  Administrative charges........           28,117
                                       ----------
     Total expenses.............        1,921,238
                                       ----------
  Net investment income (loss)..        1,799,676
                                       ----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
  Realized gain distributions...               --
  Realized gains (losses) on
     sale of investments........            2,184
                                       ----------
     Net realized gains
       (losses).................            2,184
  Change in unrealized gains
     (losses) on investments....        2,010,309
                                       ----------
  Net realized and unrealized
     gains (losses) on
     investments................        2,012,493
                                       ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................       $3,812,169
                                       ==========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

        MSF WESTERN ASSET
      MANAGEMENT STRATEGIC           MSF               MSF BLACKROCK           MSF DAVIS      MSF JENNISON           MSF FI
       BOND OPPORTUNITIES     MFS TOTAL RETURN    LEGACY LARGE CAP GROWTH    VENTURE VALUE       GROWTH       INTERNATIONAL STOCK
           SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
      --------------------    ----------------    -----------------------    -------------    ------------    -------------------

           $4,395,948            $ 2,134,363            $   231,949           $ 3,607,279      $   45,872         $ 1,158,990

            2,276,109              1,435,231              1,951,382             6,959,346         181,143           1,569,356
               41,617                 42,913                101,047               181,555           5,914              42,179
           ----------            -----------            -----------           -----------      ----------         -----------
            2,317,726              1,478,144              2,052,429             7,140,901         187,057           1,611,535
           ----------            -----------            -----------           -----------      ----------         -----------
            2,078,222                656,219             (1,820,480)           (3,533,622)       (141,185)           (452,545)
           ----------            -----------            -----------           -----------      ----------         -----------

              160,106              3,572,309                     --                    --         501,735           6,282,474
            1,718,309              2,733,012             (3,541,363)           25,310,853         692,483          12,995,776
           ----------            -----------            -----------           -----------      ----------         -----------
            1,878,415              6,305,321             (3,541,363)           25,310,853       1,194,218          19,278,250
              200,757             (3,954,322)            28,796,659            (5,496,498)        248,506          (8,632,296)
           ----------            -----------            -----------           -----------      ----------         -----------
            2,079,172              2,350,999             25,255,296            19,814,355       1,442,724          10,645,954
           ----------            -----------            -----------           -----------      ----------         -----------

           $4,157,394            $ 3,007,218            $23,434,816           $16,280,733      $1,301,539         $10,193,409
           ==========            ===========            ===========           ===========      ==========         ===========

       MSF BLACKROCK             MSF FI
      STRATEGIC VALUE    MID CAP OPPORTUNITIES
         SUBACCOUNT            SUBACCOUNT
      ---------------    ---------------------

        $    304,160          $        --

           2,506,698              403,390
              33,283                5,559
        ------------          -----------
           2,539,981              408,949
        ------------          -----------
          (2,235,821)            (408,949)
        ------------          -----------

          22,439,802                   --
           8,658,299            3,514,880
        ------------          -----------
          31,098,101            3,514,880
         (36,952,220)          (1,163,196)
        ------------          -----------
          (5,854,119)           2,351,684
        ------------          -----------
        $ (8,089,940)         $ 1,942,735
        ============          ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                MSF RUSSELL    MSF METLIFE    MSF FRANKLIN TEMPLETON    MSF NEUBERGER BERMAN    MSF HARRIS OAKMARK
                                2000 INDEX     STOCK INDEX       SMALL CAP GROWTH           MID CAP VALUE         LARGE CAP VALUE
                                SUBACCOUNT      SUBACCOUNT          SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                               ------------    -----------    ----------------------    --------------------    ------------------
INVESTMENT INCOME:
  Dividends................    $    466,698    $   813,893          $        --              $   339,646            $   474,971
EXPENSES:
  Mortality and expense
     risk charges..........         877,458      1,301,283              471,438                1,455,527              1,025,500
  Administrative charges...           7,943         12,689                3,715                   13,772                  4,538
                               ------------    -----------          -----------              -----------            -----------
     Total expenses........         885,401      1,313,972              475,153                1,469,299              1,030,038
                               ------------    -----------          -----------              -----------            -----------
  Net investment income
     (loss)................        (418,703)      (500,079)            (475,153)              (1,129,653)              (555,067)
                               ------------    -----------          -----------              -----------            -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions.........       5,057,992      2,026,753            2,472,863                3,212,080              2,134,697
  Realized gains (losses)
     on sale of
     investments...........       3,821,260      8,485,727            2,252,040                3,980,758              3,757,333
                               ------------    -----------          -----------              -----------            -----------
     Net realized gains
       (losses)............       8,879,252     10,512,480            4,724,903                7,192,838              5,892,030
  Change in unrealized
     gains (losses) on
     investments...........     (10,208,715)    (6,429,625)          (3,157,719)              (4,287,035)            (9,149,410)
                               ------------    -----------          -----------              -----------            -----------
  Net realized and
     unrealized gains
     (losses) on
     investments...........      (1,329,463)     4,082,855            1,567,184                2,905,803             (3,257,380)
                               ------------    -----------          -----------              -----------            -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS...............    $ (1,748,166)   $ 3,582,776          $ 1,092,031              $ 1,776,150            $(3,812,447)
                               ============    ===========          ===========              ===========            ===========

                                MSF BLACKROCK
                               LARGE CAP VALUE
                                  SUBACCOUNT
                               ---------------
INVESTMENT INCOME:
  Dividends................      $   363,084
EXPENSES:
  Mortality and expense
     risk charges..........          595,543
  Administrative charges...            2,694
                                 -----------
     Total expenses........          598,237
                                 -----------
  Net investment income
     (loss)................         (235,153)
                                 -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions.........        1,648,320
  Realized gains (losses)
     on sale of
     investments...........        1,760,832
                                 -----------
     Net realized gains
       (losses)............        3,409,152
  Change in unrealized
     gains (losses) on
     investments...........       (2,572,538)
                                 -----------
  Net realized and
     unrealized gains
     (losses) on
     investments...........          836,614
                                 -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS...............      $   601,461
                                 ===========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

       MSF LEHMAN BROTHERS    MSF MORGAN STANLEY        MSF METLIFE        MSF BLACKROCK    MSF T. ROWE PRICE    MSF T. ROWE PRICE
      AGGREGATE BOND INDEX        EAFE INDEX        MID CAP STOCK INDEX      LARGE CAP       LARGE CAP GROWTH     SMALL CAP GROWTH
           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT        SUBACCOUNT(A)        SUBACCOUNT           SUBACCOUNT
      --------------------    ------------------    -------------------    -------------    -----------------    -----------------

           $3,869,468             $ 1,230,023           $   300,937         $   199,216         $   72,044           $      --

            1,167,728                 930,846               742,458              73,536            515,275             149,639
               11,695                   8,966                 5,769                 458              2,759               1,057
           ----------             -----------           -----------         -----------         ----------           ---------
            1,179,423                 939,812               748,227              73,994            518,034             150,696
           ----------             -----------           -----------         -----------         ----------           ---------
            2,690,045                 290,211              (447,290)            125,222           (445,990)           (150,696)
           ----------             -----------           -----------         -----------         ----------           ---------


                   --                 744,487             2,303,601                  --            332,331                  --
             (922,124)              7,936,795             3,870,098           4,202,034            498,520             245,878
           ----------             -----------           -----------         -----------         ----------           ---------
             (922,124)              8,681,282             6,173,699           4,202,034            830,851             245,878

            2,685,864              (3,204,900)           (2,425,902)         (3,536,252)         2,265,093             660,928
           ----------             -----------           -----------         -----------         ----------           ---------

            1,763,740               5,476,382             3,747,797             665,782          3,095,944             906,806
           ----------             -----------           -----------         -----------         ----------           ---------

           $4,453,785             $ 5,766,593           $ 3,300,507         $   791,004         $2,649,954           $ 756,110
           ==========             ===========           ===========         ===========         ==========           =========

      MSF OPPENHEIMER      MSF BLACKROCK
       GLOBAL EQUITY     AGGRESSIVE GROWTH
         SUBACCOUNT          SUBACCOUNT
      ---------------    -----------------
         $  177,783          $       --

            284,068             128,224
              1,744                 263
         ----------          ----------
            285,812             128,487
         ----------          ----------
           (108,029)           (128,487)
         ----------          ----------

            294,775                  --
            768,737             647,277
         ----------          ----------
          1,063,512             647,277
           (160,247)            841,304
         ----------          ----------
            903,265           1,488,581
         ----------          ----------
         $  795,236          $1,360,094
         ==========          ==========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                                 MSF METLIFE        MSF METLIFE                                    MSF METLIFE
                               MSF BLACKROCK    CONSERVATIVE      CONSERVATIVE TO          MSF METLIFE             MODERATE TO
                                DIVERSIFIED      ALLOCATION     MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                 SUBACCOUNT      SUBACCOUNT          SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                               -------------    ------------    -------------------    -------------------    ---------------------
INVESTMENT INCOME:
  Dividends.................      $207,801        $      --          $       --            $    17,677             $    94,195
EXPENSES:
  Mortality and expense risk
     charges................       123,973          192,136             995,969              3,425,549               5,004,359
  Administrative charges....           427            1,112               3,161                  6,368                   4,819
                                  --------        ---------          ----------            -----------             -----------
     Total expenses.........       124,400          193,248             999,130              3,431,917               5,009,178
                                  --------        ---------          ----------            -----------             -----------
  Net investment income
     (loss).................        83,401         (193,248)           (999,130)            (3,414,240)             (4,914,983)
                                  --------        ---------          ----------            -----------             -----------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions..........            --            6,692             109,633                318,194                 376,781
  Realized gains (losses) on
     sale of investments....       183,959          342,412             393,621                 20,112                 391,613
                                  --------        ---------          ----------            -----------             -----------
     Net realized gains
       (losses).............       183,959          349,104             503,254                338,306                 768,394
  Change in unrealized gains
     (losses) on
     investments............        45,002          441,326           2,374,492              6,888,620               3,912,728
                                  --------        ---------          ----------            -----------             -----------
  Net realized and
     unrealized gains
     (losses) on
     investments............       228,961          790,430           2,877,746              7,226,926               4,681,122
                                  --------        ---------          ----------            -----------             -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................      $312,362        $ 597,182          $1,878,616            $ 3,812,686             $  (233,861)
                                  ========        =========          ==========            ===========             ===========

                                    MSF METLIFE
                               AGGRESSIVE ALLOCATION
                                     SUBACCOUNT
                               ---------------------
INVESTMENT INCOME:
  Dividends.................         $  14,163
EXPENSES:
  Mortality and expense risk
     charges................           350,981
  Administrative charges....               472
                                     ---------
     Total expenses.........           351,453
                                     ---------
  Net investment income
     (loss).................          (337,290)
                                     ---------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
  Realized gain
     distributions..........            40,718
  Realized gains (losses) on
     sale of investments....           939,086
                                     ---------
     Net realized gains
       (losses).............           979,804
  Change in unrealized gains
     (losses) on
     investments............          (499,181)
                                     ---------
  Net realized and
     unrealized gains
     (losses) on
     investments............           480,623
                                     ---------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................         $ 143,333
                                     =========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


        MSF FI      MIST LEGG MASON           MIST MFS           MIST T. ROWE PRICE     MIST PIMCO      MIST RCM
       LARGE CAP      VALUE EQUITY     RESEARCH INTERNATIONAL      MID-CAP GROWTH      TOTAL RETURN    TECHNOLOGY
      SUBACCOUNT       SUBACCOUNT            SUBACCOUNT              SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
      ----------    ---------------    ----------------------    ------------------    ------------    ----------

       $     --       $     1,139            $   868,815             $       758        $ 9,107,092    $       --

         12,024           439,457                933,414               1,027,552          3,674,212       219,469
             47            18,103                  6,472                   8,611             26,953         1,482
       --------       -----------            -----------             -----------        -----------    ----------
         12,071           457,560                939,886               1,036,163          3,701,165       220,951
       --------       -----------            -----------             -----------        -----------    ----------
        (12,071)         (456,421)               (71,071)             (1,035,405)         5,405,927      (220,951)
       --------       -----------            -----------             -----------        -----------    ----------

         55,503            38,415              9,836,117               3,465,217                 --       592,290
         15,897           560,602              4,156,404               4,752,960          1,829,954     1,025,057
       --------       -----------            -----------             -----------        -----------    ----------
         71,400           599,017             13,992,521               8,218,177          1,829,954     1,617,347

        (51,246)       (2,241,733)            (6,332,020)              3,878,981          9,192,947     2,951,407
       --------       -----------            -----------             -----------        -----------    ----------

         20,154        (1,642,716)             7,660,501              12,097,158         11,022,901     4,568,754
       --------       -----------            -----------             -----------        -----------    ----------

       $  8,083       $(2,099,137)           $ 7,589,430             $11,061,753        $16,428,828    $4,347,803
       ========       ===========            ===========             ===========        ===========    ==========

      MIST LORD ABBETT    MIST LAZARD      MIST MET/AIM      MIST HARRIS OAKMARK
       BOND DEBENTURE       MID-CAP      SMALL CAP GROWTH       INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
      ----------------    -----------    ----------------    -------------------

         $5,780,285       $   106,652       $       --           $  1,324,022

          1,524,078           415,472          180,523              2,192,400
             11,411             2,662              675                 17,149
         ----------       -----------       ----------           ------------
          1,535,489           418,134          181,198              2,209,549
         ----------       -----------       ----------           ------------
          4,244,796          (311,482)        (181,198)              (885,527)
         ----------       -----------       ----------           ------------


            139,422         2,660,092          185,882             13,007,859
          1,705,316           382,734          722,353              8,925,014
         ----------       -----------       ----------           ------------
          1,844,738         3,042,826          908,235             21,932,873
           (558,051)       (4,364,259)         461,979            (25,709,200)
         ----------       -----------       ----------           ------------
          1,286,687        (1,321,433)       1,370,214             (3,776,327)
         ----------       -----------       ----------           ------------
         $5,531,483       $(1,632,915)      $1,189,016           $ (4,661,854)
         ==========       ===========       ==========           ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENT OF OPERATIONS -- (CONCLUDED)
                      FOR THE YEAR ENDED DECEMBER 31, 2007


                                     MIST                MIST
                             LEGG MASON PARTNERS   NEUBERGER BERMAN     MIST OPPENHEIMER     MIST CYCLICAL       MIST CYCLICAL
                              AGGRESSIVE GROWTH       REAL ESTATE     CAPITAL APPRECIATION     GROWTH ETF    GROWTH AND INCOME ETF
                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                             -------------------   ----------------   --------------------   -------------   ---------------------
INVESTMENT INCOME:
  Dividends...............       $        --         $  1,062,758           $     --            $     --            $      6
EXPENSES:
  Mortality and expense
     risk charges.........           186,960            1,542,915             66,652              16,412              17,954
  Administrative charges..             2,115                8,801                619                  29                  53
                                 -----------         ------------           --------            --------            --------
     Total expenses.......           189,075            1,551,716             67,271              16,441              18,007
                                 -----------         ------------           --------            --------            --------
  Net investment income
     (loss)...............          (189,075)            (488,958)           (67,271)            (16,441)            (18,001)
                                 -----------         ------------           --------            --------            --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Realized gain
     distributions........         1,276,302           10,277,297            283,649                  --                  90
  Realized gains (losses)
     on sale of
     investments..........           607,816            7,148,015            143,332              39,739              41,270
                                 -----------         ------------           --------            --------            --------
     Net realized gains
       (losses)...........         1,884,118           17,425,312            426,981              39,739              41,360
  Change in unrealized
     gains (losses) on
     investments..........        (1,542,084)         (36,628,097)           147,240               4,364               1,992
                                 -----------         ------------           --------            --------            --------
  Net realized and
     unrealized gains
     (losses) on
     investments..........           342,034          (19,202,785)           574,221              44,103              43,352
                                 -----------         ------------           --------            --------            --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS.........       $   152,959         $(19,691,743)          $506,950            $ 27,662            $ 25,351
                                 ===========         ============           ========            ========            ========

                                    MIST PIMCO
                             INFLATION PROTECTED BOND
                                    SUBACCOUNT
                             ------------------------
INVESTMENT INCOME:
  Dividends...............           $ 75,240
EXPENSES:
  Mortality and expense
     risk charges.........             66,531
  Administrative charges..                280
                                     --------
     Total expenses.......             66,811
                                     --------
  Net investment income
     (loss)...............              8,429
                                     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Realized gain
     distributions........                 --
  Realized gains (losses)
     on sale of
     investments..........             31,114
                                     --------
     Net realized gains
       (losses)...........             31,114
  Change in unrealized
     gains (losses) on
     investments..........            496,552
                                     --------
  Net realized and
     unrealized gains
     (losses) on
     investments..........            527,666
                                     --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS.........           $536,095
                                     ========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


MIST BLACKROCK         MIST        AMERICAN FUNDS    AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
LARGE-CAP CORE     JANUS FORTY         GROWTH         GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION         BOND
 SUBACCOUNT(B)    SUBACCOUNT(B)      SUBACCOUNT        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
--------------    -------------    --------------    --------------    ---------------------------    --------------

   $      --         $     --       $  4,036,645      $  5,359,721             $ 5,649,309              $ 2,615,880
     139,334           18,609          8,189,214         5,702,903               3,038,625                  444,607
         855              105             59,599            45,910                  21,742                    2,515
   ---------         --------       ------------      ------------             -----------              -----------
     140,189           18,714          8,248,813         5,748,813               3,060,367                  447,122
   ---------         --------       ------------      ------------             -----------              -----------
    (140,189)         (18,714)        (4,212,168)         (389,092)              2,588,942                2,168,758
   ---------         --------       ------------      ------------             -----------              -----------


          --               --         35,266,482        11,643,822              14,351,676                       --
      18,164            2,674         30,518,425        19,452,877              20,817,982                   39,077
   ---------         --------       ------------      ------------             -----------              -----------
      18,164            2,674         65,784,907        31,096,699              35,169,658                   39,077
     141,432          483,416        (10,535,203)      (18,548,240)             (8,172,517)              (1,838,242)
   ---------         --------       ------------      ------------             -----------              -----------
     159,596          486,090         55,249,704        12,548,459              26,997,141               (1,799,165)
   ---------         --------       ------------      ------------             -----------              -----------
   $  19,407         $467,376       $ 51,037,536      $ 12,159,367             $29,586,083              $   369,593
   =========         ========       ============      ============             ===========              ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     MSF BLACKROCK                   MSF BLACKROCK                MSF HARRIS OAKMARK
                                      BOND INCOME                    MONEY MARKET                    FOCUSED VALUE
                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                             ----------------------------    ----------------------------    ----------------------------
                                 2007            2006            2007            2006            2007            2006
                             ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $  3,431,582    $  8,658,592    $  3,903,684    $  3,443,526    $ (2,820,008)   $ (3,805,924)
     Net realized gains
       (losses)............       541,424        (357,069)             --              --      58,956,631      52,758,425
     Change in unrealized
       gains (losses) on
       investments.........     4,779,050      (2,682,332)             --              --     (79,381,518)    (15,287,522)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............     8,752,056       5,619,191       3,903,684       3,443,526     (23,244,895)     33,664,979
                             ------------    ------------    ------------    ------------    ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     7,645,895      12,391,332      18,915,967      20,552,267       9,854,888      16,272,563
     Net transfers
       (including fixed
       account)............    (2,769,398)     (1,940,166)     27,518,957      15,369,889     (16,645,923)    (17,881,794)
     Contract charges......      (400,247)       (368,710)       (222,600)       (206,161)       (649,605)       (639,780)
     Transfers for contract
       benefits and
       terminations........   (26,166,995)    (24,107,661)    (34,094,251)    (35,017,868)    (38,483,608)    (36,886,371)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (21,690,745)    (14,025,205)     12,118,073         698,127     (45,924,248)    (39,135,382)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
     in net assets.........   (12,938,689)     (8,406,014)     16,021,757       4,141,653     (69,169,143)     (5,470,403)
NET ASSETS:
     Beginning of period...   201,476,868     209,882,882     108,195,190     104,053,537     334,052,554     339,522,957
                             ------------    ------------    ------------    ------------    ------------    ------------
     End of period.........  $188,538,179    $201,476,868    $124,216,947    $108,195,190    $264,883,411    $334,052,554
                             ============    ============    ============    ============    ============    ============

                                        MSF FI
                                     VALUE LEADERS
                                      SUBACCOUNT
                             ----------------------------
                                 2007            2006
                             ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $   (410,711)   $   (285,217)
     Net realized gains
       (losses)............     9,672,526       1,854,984
     Change in unrealized
       gains (losses) on
       investments.........    (6,437,697)      7,897,525
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............     2,824,118       9,467,292
                             ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     3,037,893       4,458,699
     Net transfers
       (including fixed
       account)............    (2,743,789)        459,938
     Contract charges......       (92,076)        (81,331)
     Transfers for contract
       benefits and
       terminations........   (18,828,346)    (16,656,342)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (18,626,318)    (11,819,036)
                             ------------    ------------
  Net increase (decrease)
     in net assets.........   (15,802,200)     (2,351,744)
NET ASSETS:
     Beginning of period...    94,943,256      97,295,000
                             ------------    ------------
     End of period.........  $ 79,141,056    $ 94,943,256
                             ============    ============





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

                                                                            MSF WESTERN ASSET
            MSF LOOMIS SAYLES               MSF WESTERN ASSET           MANAGEMENT STRATEGIC BOND                  MSF
                SMALL CAP              MANAGEMENT U.S. GOVERNMENT             OPPORTUNITIES                 MFS TOTAL RETURN
               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
      ----------------------------    ----------------------------    ----------------------------    ----------------------------
          2007            2006            2007            2006            2007            2006            2007            2006
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      $ (1,994,610)   $ (1,947,477)   $  1,799,676    $  2,735,435    $  2,078,222    $  5,928,921    $    656,219    $  2,098,657
        25,039,623      14,902,588           2,184          56,098       1,878,415       3,312,070       6,305,321       4,043,374

        (8,652,081)      6,824,640       2,010,309         963,242         200,757      (3,447,948)     (3,954,322)      4,308,944
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        14,392,932      19,779,751       3,812,169       3,754,775       4,157,394       5,793,043       3,007,218      10,450,975
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         9,376,862       9,056,216       5,933,048      11,574,892      10,229,502      13,200,172       5,613,354       6,291,846
         3,042,092       1,482,494        (253,804)         57,979       9,857,960       3,739,913       3,503,005         546,734
          (251,104)       (197,343)       (327,065)       (311,814)       (369,689)       (309,117)       (184,176)       (162,010)

       (24,932,417)    (20,194,581)    (19,154,451)    (15,178,659)    (21,107,175)    (21,110,414)    (16,627,438)    (14,566,998)
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       (12,764,567)     (9,853,214)    (13,802,272)     (3,857,602)     (1,389,402)     (4,479,446)     (7,695,255)     (7,890,428)
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
         1,628,365       9,926,537      (9,990,103)       (102,827)      2,767,992       1,313,597      (4,688,037)      2,560,547

       145,000,023     135,073,486     145,922,745     146,025,572     168,028,848     166,715,251     107,388,528     104,827,981
      ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      $146,628,388    $145,000,023    $135,932,642    $145,922,745    $170,796,840    $168,028,848    $102,700,491    $107,388,528
      ============    ============    ============    ============    ============    ============    ============    ============

              MSF BLACKROCK
         LEGACY LARGE CAP GROWTH
               SUBACCOUNT
      ----------------------------
          2007            2006
      ------------    ------------


      $ (1,820,480)   $ (2,093,301)
        (3,541,363)     (8,269,759)

        28,796,659      14,242,709
      ------------    ------------

        23,434,816       3,879,649
      ------------    ------------

         4,558,802       4,463,430
        (6,714,574)     (9,474,561)
          (185,287)       (188,560)

       (27,186,224)    (26,378,271)
      ------------    ------------

       (29,527,283)    (31,577,962)
      ------------    ------------
        (6,092,467)    (27,698,313)

       152,339,863     180,038,176
      ------------    ------------
      $146,247,396    $152,339,863
      ============    ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       MSF DAVIS                    MSF JENNISON                      MSF FI
                                     VENTURE VALUE                     GROWTH                   INTERNATIONAL STOCK
                                      SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                             ----------------------------    --------------------------    ----------------------------
                                 2007            2006            2007           2006           2007            2006
                             ------------    ------------    -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $ (3,533,622)   $ (3,026,082)   $  (141,185)   $  (178,353)   $   (452,545)   $     19,066
     Net realized gains
       (losses)............    25,310,853      16,054,066      1,194,218        389,593      19,278,250       8,243,977
     Change in unrealized
       gains (losses) on
       investments.........    (5,496,498)     48,055,324        248,506        (58,037)     (8,632,296)      7,350,592
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............    16,280,733      61,083,308      1,301,539        153,203      10,193,409      15,613,635
                             ------------    ------------    -----------    -----------    ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....    30,744,060      39,963,697        840,067      1,127,733       5,816,454      10,583,641
     Net transfers
       (including fixed
       account)............    (3,984,876)     12,066,531       (561,317)       275,793      (3,863,548)       (364,805)
     Contract charges......    (1,034,664)       (840,972)       (21,685)       (18,915)       (250,363)       (209,100)
     Transfers for contract
       benefits and
       terminations........   (70,018,548)    (62,117,116)    (1,641,174)    (1,184,724)    (17,142,105)    (12,214,120)
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (44,294,028)    (10,927,860)    (1,384,109)       199,887     (15,439,562)     (2,204,384)
                             ------------    ------------    -----------    -----------    ------------    ------------
  Net increase (decrease)
     in net assets.........   (28,013,295)     50,155,448        (82,570)       353,090      (5,246,153)     13,409,251
NET ASSETS:
     Beginning of period...   527,218,129     477,062,681     13,463,903     13,110,813     120,118,489     106,709,238
                             ------------    ------------    -----------    -----------    ------------    ------------
     End of period.........  $499,204,834    $527,218,129    $13,381,333    $13,463,903    $114,872,336    $120,118,489
                             ============    ============    ===========    ===========    ============    ============

                                     MSF BLACKROCK
                                    STRATEGIC VALUE
                                      SUBACCOUNT
                             ----------------------------
                                 2007            2006
                             ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..............  $ (2,235,821)   $ (2,282,253)
     Net realized gains
       (losses)............    31,098,101      47,646,490
     Change in unrealized
       gains (losses) on
       investments.........   (36,952,220)    (17,465,606)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     operations............    (8,089,940)     27,898,631
                             ------------    ------------
  Contract Transactions:
     Purchase payments
       received from
       contract owners.....     5,616,975       8,328,550
     Net transfers
       (including fixed
       account)............   (12,492,198)    (12,978,155)
     Contract charges......      (466,194)       (463,367)
     Transfers for contract
       benefits and
       terminations........   (19,341,712)    (19,653,272)
                             ------------    ------------
  Net increase (decrease)
     in net assets
     resulting from
     contract
     transactions..........   (26,683,129)    (24,766,244)
                             ------------    ------------
  Net increase (decrease)
     in net assets.........   (34,773,069)      3,132,387
NET ASSETS:
     Beginning of period...   200,515,108     197,382,721
                             ------------    ------------
     End of period.........  $165,742,039    $200,515,108
                             ============    ============





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

                MSF FI                      MSF RUSSELL                    MSF METLIFE              MSF FRANKLIN TEMPLETON
         MID CAP OPPORTUNITIES               2000 INDEX                    STOCK INDEX                 SMALL CAP GROWTH
              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
      --------------------------    ---------------------------    ---------------------------    --------------------------
          2007           2006           2007            2006           2007            2006           2007           2006
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------


      $  (408,949)   $  (375,074)   $   (418,703)   $  (450,786)   $   (500,079)   $   340,192    $  (475,153)   $  (450,160)
        3,514,880      1,282,495       8,879,252      6,398,131      10,512,480      5,473,839      4,724,903      3,013,792

       (1,163,196)     1,747,863     (10,208,715)     3,066,877      (6,429,625)     6,079,213     (3,157,719)        68,072
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

        1,942,735      2,655,284      (1,748,166)     9,014,222       3,582,776     11,893,244      1,092,031      2,631,704
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

        1,833,584      2,079,526       2,984,240      5,271,371       4,284,297      7,763,766      2,284,966      3,370,088
         (448,076)      (683,992)     (1,371,079)       209,289      (5,079,009)    (3,644,043)    (1,575,081)      (162,184)
          (80,871)       (70,770)       (177,324)      (158,805)       (229,877)      (216,150)       (98,010)       (85,374)

       (2,980,065)    (2,021,056)     (6,443,597)    (4,626,070)    (11,353,889)    (6,751,694)    (2,773,299)    (2,240,400)
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------

       (1,675,428)      (696,292)     (5,007,760)       695,785     (12,378,478)    (2,848,121)    (2,161,424)       882,130
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------
          267,307      1,958,992      (6,755,926)     9,710,007      (8,795,702)     9,045,123     (1,069,393)     3,513,834

       29,084,040     27,125,048      65,806,953     56,096,946      98,055,747     89,010,624     34,872,011     31,358,177
      -----------    -----------    ------------    -----------    ------------    -----------    -----------    -----------
      $29,351,347    $29,084,040    $ 59,051,027    $65,806,953    $ 89,260,045    $98,055,747    $33,802,618    $34,872,011
      ===========    ===========    ============    ===========    ============    ===========    ===========    ===========

          MSF NEUBERGER BERMAN
              MID CAP VALUE
               SUBACCOUNT
      ----------------------------
          2007            2006
      ------------    ------------


      $ (1,129,653)   $ (1,019,041)
         7,192,838      11,086,835

        (4,287,035)     (1,426,425)
      ------------    ------------

         1,776,150       8,641,369
      ------------    ------------

         8,654,636      11,032,161
         4,117,706       9,129,103
          (277,873)       (215,827)

       (10,398,799)     (7,902,286)
      ------------    ------------

         2,095,670      12,043,151
      ------------    ------------
         3,871,820      20,684,520

       103,484,762      82,800,242
      ------------    ------------
      $107,356,582    $103,484,762
      ============    ============






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MSF HARRIS OAKMARK               MSF BLACKROCK              MSF LEHMAN BROTHERS
                                      LARGE CAP VALUE               LARGE CAP VALUE             AGGREGATE BOND INDEX
                                        SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                --------------------------    --------------------------    ---------------------------
                                    2007           2006           2007           2006           2007            2006
                                -----------    -----------    -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss).................  $  (555,067)   $  (527,133)   $  (235,153)   $   (77,988)   $  2,690,045    $ 2,428,465
     Net realized gains
       (losses)...............    5,892,030      2,787,605      3,409,152      2,911,796        (922,124)      (277,301)
     Change in unrealized
       gains (losses) on
       investments............   (9,149,410)     8,911,381     (2,572,538)     2,247,740       2,685,864        (53,839)
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations...............   (3,812,447)    11,171,853        601,461      5,081,548       4,453,785      2,097,325
                                -----------    -----------    -----------    -----------    ------------    -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners.................    3,684,654      5,223,596      5,770,104      3,962,130       3,498,702      7,073,692
     Net transfers (including
       fixed account).........   (1,924,080)      (864,738)     6,231,726      5,232,215       2,472,532      3,680,597
     Contract charges.........     (244,858)      (218,734)      (121,503)       (81,901)       (214,361)      (194,734)
     Transfers for contract
       benefits and
       terminations...........   (6,252,606)    (4,516,532)    (4,367,002)    (2,632,253)    (10,735,303)    (7,598,145)
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions....   (4,736,890)      (376,408)     7,513,325      6,480,191      (4,978,430)     2,961,410
                                -----------    -----------    -----------    -----------    ------------    -----------
  Net increase (decrease) in
     net assets...............   (8,549,337)    10,795,445      8,114,786     11,561,739        (524,645)     5,058,735
NET ASSETS:
     Beginning of period......   79,205,511     68,410,066     38,580,534     27,018,795      87,381,231     82,322,496
                                -----------    -----------    -----------    -----------    ------------    -----------
     End of period............  $70,656,174    $79,205,511    $46,695,320    $38,580,534    $ 86,856,586    $87,381,231
                                ===========    ===========    ===========    ===========    ============    ===========

                                    MSF MORGAN STANLEY
                                        EAFE INDEX
                                        SUBACCOUNT
                                --------------------------
                                    2007           2006
                                -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss).................  $   290,211    $   115,017
     Net realized gains
       (losses)...............    8,681,282      2,761,913
     Change in unrealized
       gains (losses) on
       investments............   (3,204,900)     9,158,976
                                -----------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations...............    5,766,593     12,035,906
                                -----------    -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners.................    5,058,222      4,187,300
     Net transfers (including
       fixed account).........    3,179,049      4,063,660
     Contract charges.........     (191,715)      (147,302)
     Transfers for contract
       benefits and
       terminations...........   (7,209,042)    (4,370,872)
                                -----------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions....      836,514      3,732,786
                                -----------    -----------
  Net increase (decrease) in
     net assets...............    6,603,107     15,768,692
NET ASSETS:
     Beginning of period......   65,326,846     49,558,154
                                -----------    -----------
     End of period............  $71,929,953    $65,326,846
                                ===========    ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

              MSF METLIFE                  MSF BLACKROCK                MSF T. ROWE PRICE            MSF T. ROWE PRICE
          MID CAP STOCK INDEX                LARGE CAP                  LARGE CAP GROWTH              SMALL CAP GROWTH
              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
      --------------------------    ---------------------------    --------------------------    -------------------------
          2007           2006          2007(A)          2006           2007           2006           2007          2006
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------


      $  (447,290)   $  (214,570)   $    125,222    $   (47,543)   $  (445,990)   $  (338,053)   $  (150,696)   $ (105,586)
        6,173,699      5,447,278       4,202,034      1,830,332        830,851        275,131        245,878       161,460
       (2,425,902)    (1,271,679)     (3,536,252)       226,238      2,265,093      3,235,175        660,928       (73,105)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

        3,300,507      3,961,029         791,004      2,009,027      2,649,954      3,172,253        756,110       (17,231)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

        2,931,880      3,410,061         109,419        633,680      4,610,886      5,745,459      1,761,017     2,214,797
         (291,243)     1,533,159     (17,342,869)    (1,641,831)     5,618,430      4,043,304        996,215     3,413,108
         (145,992)      (129,488)        (14,372)       (45,652)      (111,690)       (73,719)       (31,873)      (18,479)
       (5,573,615)    (3,490,159)       (491,691)    (1,624,864)    (2,474,994)    (1,880,712)      (715,414)     (377,683)
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------

       (3,078,970)     1,323,573     (17,739,513)    (2,678,667)     7,642,632      7,834,332      2,009,945     5,231,743
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------
          221,537      5,284,602     (16,948,509)      (669,640)    10,292,586     11,006,585      2,766,055     5,214,512

       52,350,319     47,065,717      16,948,509     17,618,149     33,109,530     22,102,945      9,504,320     4,289,808
      -----------    -----------    ------------    -----------    -----------    -----------    -----------    ----------
      $52,571,856    $52,350,319    $         --    $16,948,509    $43,402,116    $33,109,530    $12,270,375    $9,504,320
      ===========    ===========    ============    ===========    ===========    ===========    ===========    ==========

            MSF OPPENHEIMER
             GLOBAL EQUITY
              SUBACCOUNT
      --------------------------
          2007           2006
      -----------    -----------


      $  (108,029)   $    67,407
        1,063,512        408,773
         (160,247)     1,339,061
      -----------    -----------

          795,236      1,815,241
      -----------    -----------

        3,143,825      4,226,091
        3,670,458      6,050,818
          (59,696)       (26,844)
       (1,867,596)      (697,162)
      -----------    -----------

        4,886,991      9,552,903
      -----------    -----------
        5,682,227     11,368,144

       17,702,976      6,334,832
      -----------    -----------
      $23,385,203    $17,702,976
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                                        MSF METLIFE
                                                                                                                         CONSERVA-
                                                                                                                          TIVE TO
                                       MSF BLACKROCK                MSF BLACKROCK                 MSF METLIFE             MODERATE
                                     AGGRESSIVE GROWTH               DIVERSIFIED            CONSERVATIVE ALLOCATION      ALLOCATION
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                                 -------------------------    -------------------------    -------------------------    -----------
                                     2007          2006           2007          2006           2007          2006           2007
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..................  $  (128,487)   $  (68,516)   $    83,401    $   78,309    $  (193,248)   $   63,330    $  (999,130)
     Net realized gains
       (losses)................      647,277       431,331        183,959       366,377        349,104        36,758        503,254
     Change in unrealized gains
       (losses) on
       investments.............      841,304        51,515         45,002       166,661        441,326       130,740      2,374,492
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets resulting from
     operations................    1,360,094       414,330        312,362       611,347        597,182       230,828      1,878,616
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Contract Transactions:
     Purchase payments received
       from contract owners....    1,568,069     1,527,143        873,038     1,834,246      5,477,528     3,073,792     37,986,918
     Net transfers (including
       fixed account)..........    4,142,394     1,309,742      3,111,552       449,764      9,681,576     2,785,127     21,146,297
     Contract charges..........      (24,948)      (11,861)       (18,994)      (11,546)       (34,888)      (11,934)      (192,934)
     Transfers for contract
       benefits and
       terminations............     (332,344)     (276,763)      (451,235)     (536,193)    (1,512,681)     (312,788)    (4,116,730)
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions.....    5,353,171     2,548,261      3,514,361     1,736,271     13,611,535     5,534,197     54,823,551
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
  Net increase (decrease) in
     net assets................    6,713,265     2,962,591      3,826,723     2,347,618     14,208,717     5,765,025     56,702,167
NET ASSETS:
     Beginning of period.......    5,741,678     2,779,087      6,697,358     4,349,740      7,783,825     2,018,800     42,827,997
                                 -----------    ----------    -----------    ----------    -----------    ----------    -----------
     End of period.............  $12,454,943    $5,741,678    $10,524,081    $6,697,358    $21,992,542    $7,783,825    $99,530,164
                                 ===========    ==========    ===========    ==========    ===========    ==========    ===========

                                 MSF METLIFE
                                  CONSERVA-
                                   TIVE TO
                                   MODERATE
                                  ALLOCATION
                                  SUBACCOUNT
                                 -----------
                                     2006
                                 -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)..................  $   121,458
     Net realized gains
       (losses)................      365,498
     Change in unrealized gains
       (losses) on
       investments.............    1,689,518
                                 -----------
  Net increase (decrease) in
     net assets resulting from
     operations................    2,176,474
                                 -----------
  Contract Transactions:
     Purchase payments received
       from contract owners....   19,947,160
     Net transfers (including
       fixed account)..........   11,670,422
     Contract charges..........      (45,421)
     Transfers for contract
       benefits and
       terminations............     (997,519)
                                 -----------
  Net increase (decrease) in
     net assets resulting from
     contract transactions.....   30,574,642
                                 -----------
  Net increase (decrease) in
     net assets................   32,751,116
NET ASSETS:
     Beginning of period.......   10,076,881
                                 -----------
     End of period.............  $42,827,997
                                 ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


                                               MSF METLIFE
               MSF METLIFE               MODERATE TO AGGRESSIVE               MSF METLIFE                   MSF FI
           MODERATE ALLOCATION                 ALLOCATION                AGGRESSIVE ALLOCATION             LARGE CAP
               SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
      ----------------------------    ----------------------------    --------------------------    ----------------------
          2007            2006            2007            2006            2007           2006          2007        2006(B)
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------


      $ (3,414,240)   $     72,882    $ (4,914,983)   $   (418,903)   $  (337,290)   $   (65,450)   $  (12,071)   $ (2,078)
           338,306       1,620,491         768,394       1,742,131        979,804        292,137        71,400       7,519
         6,888,620       6,844,977       3,912,728      10,627,423       (499,181)     1,222,430       (51,246)     34,860
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

         3,812,686       8,538,350        (233,861)     11,950,651        143,333      1,449,117         8,083      40,301
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

       137,621,181      71,275,688     289,868,747     104,719,771     11,498,503      7,448,174       438,358     115,634
        90,463,451      38,749,644     106,836,930      52,247,920      4,394,541      7,216,949       281,227     484,499
          (740,857)       (155,725)     (1,130,324)       (149,391)       (77,174)       (14,611)       (1,677)        (46)
       (10,676,877)     (3,440,984)    (12,450,791)     (3,632,171)      (859,671)      (135,655)      (33,129)    (85,534)
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------

       216,666,898     106,428,623     383,124,562     153,186,129     14,956,199     14,514,857       684,779     514,553
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------
       220,479,584     114,966,973     382,890,701     165,136,780     15,099,532     15,963,974       692,862     554,854

       143,400,766      28,433,793     187,391,222      22,254,442     17,753,305      1,789,331       554,854          --
      ------------    ------------    ------------    ------------    -----------    -----------    ----------    --------
      $363,880,350    $143,400,766    $570,281,923    $187,391,222    $32,852,837    $17,753,305    $1,247,716    $554,854
      ============    ============    ============    ============    ===========    ===========    ==========    ========

            MIST LEGG MASON
             VALUE EQUITY
              SUBACCOUNT
      --------------------------
          2007         2006(B)
      -----------    -----------


      $  (456,421)   $  (281,952)
          599,017        592,006
       (2,241,733)     1,915,387
      -----------    -----------

       (2,099,137)     2,225,441
      -----------    -----------

        1,354,144        915,657
         (788,227)    35,292,109
          (52,914)       (31,916)
       (5,450,151)    (2,772,900)
      -----------    -----------

       (4,937,148)    33,402,950
      -----------    -----------
       (7,036,285)    35,628,391

       35,628,391             --
      -----------    -----------
      $28,592,106    $35,628,391
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                        MIST MFS               MIST T. ROWE PRICE               MIST PIMCO             MIST RCM
                                 RESEARCH INTERNATIONAL          MID-CAP GROWTH                TOTAL RETURN           TECHNOLOGY
                                       SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                               -------------------------   -------------------------   ---------------------------   -----------
                                   2007          2006          2007          2006          2007           2006           2007
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)................  $   (71,071)  $   149,126   $(1,035,405)  $  (839,587)  $  5,405,927   $  3,329,423   $  (220,951)
     Net realized gains
       (losses)..............   13,992,521     5,978,320     8,218,177     4,171,737      1,829,954      1,379,160     1,617,347
     Change in unrealized
       gains (losses) on
       investments...........   (6,332,020)    5,504,016     3,878,981      (397,832)     9,192,947      3,642,508     2,951,407
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets resulting
     from operations.........    7,589,430    11,631,462    11,061,753     2,934,318     16,428,828      8,351,091     4,347,803
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners................    7,055,087     6,100,271     6,726,481     7,964,322     13,312,814     22,521,356       935,269
     Net transfers (including
       fixed account)........    8,723,101     4,997,802     3,729,351     6,240,458      6,651,247      6,711,917     3,588,323
     Contract charges........     (185,563)     (132,103)     (213,257)     (155,989)      (724,622)      (658,063)      (48,762)
     Transfers for contract
       benefits and
       terminations..........   (6,989,689)   (3,839,289)   (6,660,270)   (4,449,149)   (28,167,879)   (21,286,690)   (1,626,056)
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets resulting
     from contract
     transactions............    8,602,936     7,126,681     3,582,305     9,599,642     (8,928,440)     7,288,520     2,848,774
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
  Net increase (decrease) in
     net assets..............   16,192,366    18,758,143    14,644,058    12,533,960      7,500,388     15,639,611     7,196,577
NET ASSETS:
     Beginning of period.....   63,380,251    44,622,108    68,849,972    56,316,012    273,266,001    257,626,390    14,940,472
                               -----------   -----------   -----------   -----------   ------------   ------------   -----------
     End of period...........  $79,572,617   $63,380,251   $83,494,030   $68,849,972   $280,766,389   $273,266,001   $22,137,049
                               ===========   ===========   ===========   ===========   ============   ============   ===========

                                 MIST RCM
                                TECHNOLOGY
                                SUBACCOUNT
                               -----------
                                   2006
                               -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)................  $  (195,749)
     Net realized gains
       (losses)..............      353,595
     Change in unrealized
       gains (losses) on
       investments...........      379,673
                               -----------
  Net increase (decrease) in
     net assets resulting
     from operations.........      537,519
                               -----------
  Contract Transactions:
     Purchase payments
       received from contract
       owners................      680,097
     Net transfers (including
       fixed account)........     (438,350)
     Contract charges........      (42,137)
     Transfers for contract
       benefits and
       terminations..........     (977,782)
                               -----------
  Net increase (decrease) in
     net assets resulting
     from contract
     transactions............     (778,172)
                               -----------
  Net increase (decrease) in
     net assets..............     (240,653)
NET ASSETS:
     Beginning of period.....   15,181,125
                               -----------
     End of period...........  $14,940,472
                               ===========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.


            MIST LORD ABBETT                  MIST LAZARD                  MIST MET/AIM                MIST HARRIS OAKMARK
             BOND DEBENTURE                     MID-CAP                  SMALL CAP GROWTH                 INTERNATIONAL
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
      ----------------------------    --------------------------    --------------------------    ----------------------------
          2007            2006            2007           2006           2007           2006           2007            2006
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------


      $  4,244,796    $  4,926,462    $  (311,482)   $  (255,036)   $  (181,198)   $  (168,427)   $   (885,527)   $  1,215,035
         1,844,738         880,218      3,042,826      3,538,560        908,235      2,513,955      21,932,873      10,126,366

          (558,051)      1,490,294     (4,364,259)      (162,368)       461,979       (840,697)    (25,709,200)     17,136,312
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------

         5,531,483       7,296,974     (1,632,915)     3,121,156      1,189,016      1,504,831      (4,661,854)     28,477,713
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------


         8,229,784       9,499,941      3,525,672      1,670,325        711,956        732,595      16,657,629      16,754,219
         7,935,219       7,049,635      4,866,205       (356,439)      (368,698)      (819,198)      9,107,168      20,561,383
          (293,793)       (238,322)       (92,027)       (76,835)       (41,163)       (37,802)       (440,643)       (305,075)
       (10,270,948)     (6,794,749)    (2,331,064)    (1,306,194)      (990,125)      (702,401)    (13,649,909)     (6,872,981)
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------

         5,600,262       9,516,505      5,968,786        (69,143)      (688,030)      (826,806)     11,674,245      30,137,546
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------
        11,131,745      16,813,479      4,335,871      3,052,013        500,986        678,025       7,012,391      58,615,259

       105,701,721      88,888,242     27,037,171     23,985,158     12,784,786     12,106,761     150,250,217      91,634,958
      ------------    ------------    -----------    -----------    -----------    -----------    ------------    ------------
      $116,833,466    $105,701,721    $31,373,042    $27,037,171    $13,285,772    $12,784,786    $157,262,608    $150,250,217
      ============    ============    ===========    ===========    ===========    ===========    ============    ============

       MIST LEGG MASON PARTNERS
           AGGRESSIVE GROWTH
              SUBACCOUNT
      --------------------------
          2007           2006
      -----------    -----------


      $  (189,075)   $  (186,042)
        1,884,118      1,657,720

       (1,542,084)    (1,930,843)
      -----------    -----------

          152,959       (459,165)
      -----------    -----------


          466,840      1,836,511
         (379,592)     1,238,460
          (36,435)       (33,340)
       (1,094,251)    (1,526,142)
      -----------    -----------
       (1,043,438)     1,515,489
      -----------    -----------
         (890,479)     1,056,324

       13,742,820     12,686,496
      -----------    -----------
      $12,852,341    $13,742,820
      ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                                            MIST
                                                                                                                          CYCLICAL
                                       MIST NEUBERGER BERMAN           MIST OPPENHEIMER             MIST CYCLICAL        GROWTH AND
                                            REAL ESTATE              CAPITAL APPRECIATION            GROWTH ETF          INCOME ETF
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT
                                   ----------------------------    ------------------------    ----------------------    ----------
                                       2007            2006           2007          2006          2007        2006(B)       2007
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)....................  $   (488,958)   $   (371,561)   $  (67,271)   $  (32,418)   $  (16,441)   $  5,040    $  (18,001)
     Net realized gains
       (losses)..................    17,425,312       6,569,175       426,981        24,355        39,739       5,715        41,360
     Change in unrealized gains
       (losses) on investments...   (36,628,097)     19,648,867       147,240       190,481         4,364      46,860         1,992
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets resulting from
     operations..................   (19,691,743)     25,846,481       506,950       182,418        27,662      57,615        25,351
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Contract Transactions:
     Purchase payments received
       from contract owners......    16,380,251      19,376,177     1,076,275     1,060,760       430,706     585,055     1,050,093
     Net transfers (including
       fixed account)............   (12,932,669)     26,996,728     1,393,672     1,342,962       423,593     276,775       161,844
     Contract charges............      (325,366)       (224,834)      (12,096)       (5,058)       (5,223)        (57)       (2,311)
     Transfers for contract
       benefits and
       terminations..............    (8,111,153)     (5,402,076)     (280,661)      (73,928)      (38,408)     (3,972)      (42,753)
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets resulting from
     contract transactions.......    (4,988,937)     40,745,995     2,177,190     2,324,736       810,668     857,801     1,166,873
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
  Net increase (decrease) in net
     assets......................   (24,680,680)     66,592,476     2,684,140     2,507,154       838,330     915,416     1,192,224
NET ASSETS:
     Beginning of period.........   121,327,406      54,734,930     3,756,805     1,249,651       915,416          --       657,013
                                   ------------    ------------    ----------    ----------    ----------    --------    ----------
     End of period...............  $ 96,646,726    $121,327,406    $6,440,945    $3,756,805    $1,753,746    $915,416    $1,849,237
                                   ============    ============    ==========    ==========    ==========    ========    ==========

                                     MIST
                                   CYCLICAL
                                    GROWTH
                                      AND
                                    INCOME
                                      ETF
                                    SUBAC-
                                     COUNT
                                   --------
                                    2006(B)
                                   --------
INCREASE (DECREASE) IN NET
  ASSETS:
  From Operations:
     Net investment income
       (loss)....................  $  4,868
     Net realized gains
       (losses)..................     1,103
     Change in unrealized gains
       (losses) on investments...    33,943
                                   --------
  Net increase (decrease) in net
     assets resulting from
     operations..................    39,914
                                   --------
  Contract Transactions:
     Purchase payments received
       from contract owners......   465,074
     Net transfers (including
       fixed account)............   157,720
     Contract charges............       (20)
     Transfers for contract
       benefits and
       terminations..............    (5,675)
                                   --------
  Net increase (decrease) in net
     assets resulting from
     contract transactions.......   617,099
                                   --------
  Net increase (decrease) in net
     assets......................   657,013
NET ASSETS:
     Beginning of period.........        --
                                   --------
     End of period...............  $657,013
                                   ========





(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.



   The accompanying notes are an integral part of these financial statements.

             MIST PIMCO           MIST BLACKROCK        MIST              AMERICAN FUNDS                  AMERICAN FUNDS
      INFLATION PROTECTED BOND    LARGE-CAP CORE    JANUS FORTY               GROWTH                       GROWTH-INCOME
             SUBACCOUNT             SUBACCOUNT       SUBACCOUNT             SUBACCOUNT                      SUBACCOUNT
      ------------------------    --------------    -----------    ----------------------------    ----------------------------
         2007         2006(B)         2007(C)         2007(C)          2007            2006            2007            2006
      ----------    ----------    --------------    -----------    ------------    ------------    ------------    ------------


      $    8,429    $  (13,163)     $  (140,189)    $   (18,714)   $ (4,212,168)   $ (3,460,235)   $   (389,092)   $    (99,649)
          31,114         3,383           18,164           2,674      65,784,907      12,260,883      31,096,699      12,718,631
         496,552        (3,001)         141,432         483,416     (10,535,203)     28,092,100     (18,548,240)     28,980,870
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
         536,095       (12,781)          19,407         467,376      51,037,536      36,892,748      12,159,367      41,599,852
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------

       1,314,119       939,539          493,742       1,278,795      37,655,172      49,380,454      20,342,200      26,440,284
       4,787,994     1,905,216       16,459,271       9,081,404        (823,601)     14,981,418      (3,075,522)      1,599,919
         (10,932)         (523)         (28,552)         (4,960)     (1,398,220)     (1,125,238)       (941,623)       (823,997)
        (225,362)      (49,958)      (1,176,285)       (102,022)    (47,371,364)    (36,046,048)    (33,541,541)    (28,704,253)
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------

       5,865,819     2,794,274       15,748,176      10,253,217     (11,938,013)     27,190,586     (17,216,486)     (1,488,047)
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
       6,401,914     2,781,493       15,767,583      10,720,593      39,099,523      64,083,334      (5,057,119)     40,111,805

       2,781,493            --               --              --     482,404,625     418,321,291     350,851,780     310,739,975
      ----------    ----------      -----------     -----------    ------------    ------------    ------------    ------------
      $9,183,407    $2,781,493      $15,767,583     $10,720,593    $521,504,148    $482,404,625    $345,794,661    $350,851,780
      ==========    ==========      ===========     ===========    ============    ============    ============    ============

             AMERICAN FUNDS                 AMERICAN FUNDS
       GLOBAL SMALL CAPITALIZATION               BOND
               SUBACCOUNT                     SUBACCOUNT
      ----------------------------    --------------------------
          2007            2006            2007         2006(B)
      ------------    ------------    -----------    -----------


      $  2,588,942    $ (1,522,111)   $ 2,168,758    $   (16,134)
        35,169,658      18,403,405         39,077           (437)
        (8,172,517)      8,946,525     (1,838,242)       227,389
      ------------    ------------    -----------    -----------
        29,586,083      25,827,819        369,593        210,818
      ------------    ------------    -----------    -----------

        19,853,870      19,120,078     11,966,573      3,640,023
        15,239,315      14,746,336     21,457,242      6,949,306
          (519,047)       (332,526)       (53,212)        (4,096)
       (15,365,658)     (9,003,492)    (1,913,205)      (233,981)
      ------------    ------------    -----------    -----------

        19,208,480      24,530,396     31,457,398     10,351,252
      ------------    ------------    -----------    -----------
        48,794,563      50,358,215     31,826,991     10,562,070

       159,408,732     109,050,517     10,562,070             --
      ------------    ------------    -----------    -----------
      $208,203,295    $159,408,732    $42,389,061    $10,562,070
      ============    ============    ===========    ===========






   The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                        NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Metropolitan Series Fund, Inc. ("MSF")
Met Investors Series Trust ("MIST")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007:

MSF BlackRock Bond Income Subaccount            MSF MetLife Conservative
MSF BlackRock Money Market Subaccount*          Allocation Subaccount
MSF Harris Oakmark Focused Value Subaccount*    MSF MetLife Conservative to
MSF FI Value Leaders Subaccount*                Moderate Allocation Subaccount
MSF Loomis Sayles Small Cap Subaccount*         MSF MetLife Moderate
MSF Western Asset Management U.S. Government    Allocation Subaccount
Subaccount*                                     MSF MetLife Moderate to
MSF Western Asset Management Strategic Bond     Aggressive Allocation
Opportunities Subaccount*                       Subaccount
MSF MFS Total Return Subaccount*                MSF MetLife Aggressive
MSF BlackRock Legacy Large Cap Growth           Allocation Subaccount
Subaccount*                                     MSF FI Large Cap Subaccount
MSF Davis Venture Value Subaccount*             MIST Legg Mason Value Equity
MSF Jennison Growth Subaccount*                 Subaccount*
MSF FI International Stock Subaccount*          MIST MFS Research
MSF BlackRock Strategic Value Subaccount*       International Subaccount
MSF FI Mid Cap Opportunities Subaccount         MIST T. Rowe Price Mid-Cap
MSF Russell 2000 Index Subaccount               Growth Subaccount
MSF MetLife Stock Index Subaccount              MIST PIMCO Total Return
MSF Franklin Templeton Small Cap Growth         Subaccount
Subaccount                                      MIST RCM Technology Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount   MIST Lord Abbett Bond
MSF Harris Oakmark Large Cap Value Subaccount*  Debenture Subaccount
MSF BlackRock Large Cap Value Subaccount*       MIST Lazard Mid-Cap Subaccount
MSF Lehman Brothers Aggregate Bond Index        MIST Met/AIM Small Cap Growth
Subaccount                                      Subaccount
MSF Morgan Stanley EAFE Index Subaccount        MIST Harris Oakmark
MSF MetLife Mid Cap Stock Index Subaccount      International Subaccount*
MSF T. Rowe Price Large Cap Growth Subaccount   MIST Legg Mason Partners
MSF T. Rowe Price Small Cap Growth Subaccount   Aggressive Growth Subaccount
MSF Oppenheimer Global Equity Subaccount        MIST Neuberger Berman Real
MSF BlackRock Aggressive Growth Subaccount      Estate Subaccount
MSF BlackRock Diversified Subaccount            MIST Oppenheimer Capital
                                                Appreciation Subaccount
                                                MIST Cyclical Growth ETF
                                                Subaccount
                                                MIST Cyclical Growth and
                                                Income ETF Subaccount
                                                MIST PIMCO Inflation Protected
                                                Bond Subaccount
                                                MIST BlackRock Large-Cap Core
                                                Subaccount
                                                MIST Janus Forty Subaccount
                                                American Funds Growth
                                                Subaccount
                                                American Funds Growth-Income
                                                Subaccount
                                                American Funds Global Small
                                                Capitalization Subaccount
                                                American Funds Bond Subaccount


* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



1.  ORGANIZATION -- (CONTINUED)


The following Subaccount ceased operations during the year ended December 31, 2007:

MSF BlackRock Large Cap Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:
Old Name                                   New Name
RCM Global Technology Portfolio            RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio     Legg Mason Partners Aggressive Growth
                                           Portfolio

MERGERS:
Old Name                                   New Name
BlackRock Large Cap Portfolio              BlackRock Large-Cap Core Portfolio


This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS
Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from
3.5 to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS
The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

-------------------------------------------------
Mortality and Expense Risk    1.15% - 2.20%
-------------------------------------------------
Administrative                0.10%
-------------------------------------------------


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .50% to 1.50% of your account value and are deducted monthly. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  STATEMENT OF INVESTMENTS


                                                                          FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                         ------------------------   -----------------------------
                                                                       COST OF      PROCEEDS FROM
                                           SHARES       COST ($)    PURCHASES ($)     SALES ($)
                                         ----------   -----------   -------------   -------------
MSF BlackRock Bond Income Subaccount...   1,702,411   186,472,158     19,038,570      37,297,167
MSF BlackRock Money Market Subaccount..   1,242,171   124,217,365     68,554,825      52,532,661
MSF Harris Oakmark Focused Value
  Subaccount...........................   1,221,233   267,472,348     56,359,051      65,204,247
MSF FI Value Leaders Subaccount........     403,964    75,226,415     14,108,085      24,954,145
MSF Loomis Sayles Small Cap
  Subaccount...........................     596,206   127,948,684     38,118,189      35,920,152
MSF Western Asset Management U.S.
  Government Subaccount................  10,922,995   133,080,703     17,501,017      29,502,716
MSF Western Asset Management Strategic
  Bond Opportunities Subaccount........  13,469,111   165,714,091     25,127,711      24,278,312
MSF MFS Total Return Subaccount........     669,807    94,174,715     15,426,681      18,892,932
MSF BlackRock Legacy Large Cap Growth
  Subaccount...........................   5,491,705   129,386,722      8,946,679      40,293,532
MSF Davis Venture Value Subaccount.....  13,755,571   371,327,976     36,669,731      84,496,909
MSF Jennison Growth Subaccount.........     985,081    10,952,264      2,368,553       3,390,961
MSF FI International Stock Subaccount..   7,216,409    78,718,771     16,601,385      26,209,870
MSF BlackRock Strategic Value
  Subaccount...........................  11,029,437   179,180,853     30,937,967      37,416,191
MSF FI Mid Cap Opportunities
  Subaccount...........................   1,420,709    23,421,068      7,911,419       9,995,291
MSF Russell 2000 Index Subaccount......   4,233,093    55,688,805     15,886,427      16,254,270
MSF MetLife Stock Index Subaccount.....   2,474,648    74,396,426     17,179,140      28,030,417
MSF Franklin Templeton Small Cap Growth
  Subaccount...........................   3,222,423    30,616,572      8,203,815       8,366,927
MSF Neuberger Berman Mid Cap Value
  Subaccount...........................   5,104,946   100,878,875     27,954,977      23,776,454
MSF Harris Oakmark Large Cap Value
  Subaccount...........................   4,979,260    64,441,371     12,486,825      15,643,217
MSF BlackRock Large Cap Value
  Subaccount...........................   3,445,468    43,766,420     18,446,276       9,518,838
MSF Lehman Brothers Aggregate Bond
  Index Subaccount.....................   8,034,899    85,080,130     21,047,396      23,335,113
MSF Morgan Stanley EAFE Index
  Subaccount...........................   4,251,197    51,861,806     19,924,769      18,053,259
MSF MetLife Mid Cap Stock Index
  Subaccount...........................   3,525,977    45,659,087     11,510,132      12,732,323
MSF BlackRock Large Cap Subaccount(a)..          --            --        398,636      18,012,924
MSF T. Rowe Price Large Cap Growth
  Subaccount...........................   2,646,497    36,131,272      9,341,692       1,812,285
MSF T. Rowe Price Small Cap Growth
  Subaccount...........................     726,516    11,298,023      3,023,519       1,163,784
MSF Oppenheimer Global Equity
  Subaccount...........................   1,340,922    21,593,301      8,331,949       3,257,740
MSF BlackRock Aggressive Growth
  Subaccount...........................     452,757    11,289,755      9,457,215       4,232,144
MSF BlackRock Diversified Subaccount...     582,109    10,099,421      6,174,919       2,576,711
MSF MetLife Conservative Allocation
  Subaccount...........................   1,977,777    21,416,764     19,942,732       6,517,411

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  STATEMENT OF INVESTMENTS -- (CONTINUED)



                                                                          FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                         ------------------------   -----------------------------
                                                                       COST OF      PROCEEDS FROM
                                           SHARES       COST ($)    PURCHASES ($)     SALES ($)
                                         ----------   -----------   -------------   -------------
MSF MetLife Conservative to Moderate
  Allocation Subaccount................   8,632,298    95,338,543     58,395,289       4,460,996
MSF MetLife Moderate Allocation
  Subaccount...........................  30,424,792   349,694,060    213,728,985         157,965
MSF MetLife Moderate to Aggressive
  Allocation Subaccount................  46,064,797   555,164,591    381,136,582       2,549,960
MSF MetLife Aggressive Allocation
  Subaccount...........................   2,605,326    32,086,051     22,287,227       7,627,283
MSF FI Large Cap Subaccount............      85,784     1,264,542        894,700         166,050
MSF Legg Mason Value Equity
  Subaccount...........................   2,725,038    28,919,333      2,850,287       8,204,560
MSF MFS Research International
  Subaccount...........................   5,556,785    69,086,435     32,967,638      14,599,100
MIST T. Rowe Price Mid-Cap Growth
  Subaccount...........................   8,643,328    67,853,083     22,127,567      16,114,936
MIST PIMCO Total Return Subaccount.....  23,070,399   265,104,031     50,107,031      53,629,179
MIST RCM Technology Subaccount.........   3,294,286    17,384,382      8,750,807       5,530,141
MIST Lord Abbett Bond Debenture
  Subaccount...........................   9,316,894   112,708,237     31,700,102      21,715,235
MIST Lazard Mid-Cap Subaccount.........   2,592,859    33,923,475     13,779,347       5,461,398
MIST Met/AIM Small Cap Growth
  Subaccount...........................     906,289    11,794,918      2,822,051       3,504,974
MIST Harris Oakmark International
  Subaccount...........................   9,195,444   149,466,608     59,545,731      35,748,593
MIST Legg Mason Partners Aggressive
  Growth Subaccount....................   1,732,196    13,172,228      4,242,218       4,197,874
MIST Neuberger Berman Real Estate
  Subaccount...........................   6,898,437   106,716,784     31,995,190      27,195,403
MIST Oppenheimer Capital Appreciation
  Subaccount...........................     653,290     6,079,255      3,616,100       1,222,039
MIST Cyclical Growth ETF Subaccount....     145,801     1,702,766      1,055,342         260,871
MIST Cyclical Growth and Income ETF
  Subaccount...........................     157,678     1,813,625      1,435,118         285,832
MIST PIMCO Inflation Protected Bond
  Subaccount...........................     839,469     8,690,238      6,627,085         752,455
MIST BlackRock Large-Cap Core
  Subaccount(b)........................   1,432,164    15,626,697     17,936,631       2,328,097
MIST Janus Forty Subaccount(b).........     132,262    10,237,725     10,267,975          32,924
American Funds Growth Subaccount.......   7,816,315   391,550,743    107,954,900      88,838,228
American Funds Growth-Income
  Subaccount...........................   8,182,562   279,996,525     64,328,237      70,289,578
American Funds Global Small
  Capitalization Subaccount............   7,725,556   173,967,795     86,250,910      50,101,376
American Funds Bond Subaccount.........   3,843,112    44,000,375     34,959,581       1,332,964



(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                       (This page intentionally left blank)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  SCHEDULES OF UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                   MSF BLACKROCK               MSF BLACKROCK             MSF HARRIS OAKMARK
                                                    BOND INCOME                 MONEY MARKET               FOCUSED VALUE
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................    42,257,238    45,218,518    46,380,195    46,087,366    82,907,605    93,231,200
Units issued and transferred from other
  funding options.........................     5,581,341     6,043,570    43,732,025    40,402,741     7,486,884     9,357,139
Units redeemed and transferred to other
  funding options.........................    (9,990,163)   (9,004,850)  (38,192,810)  (40,109,912)  (18,681,283)  (19,680,734)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................    37,848,416    42,257,238    51,919,410    46,380,195    71,713,206    82,907,605
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                     MSF DAVIS                  MSF JENNISON                   MSF FI
                                                   VENTURE VALUE                   GROWTH               INTERNATIONAL STOCK
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................   137,481,362   140,200,104    27,016,307    26,629,896    65,111,023    66,228,550
Units issued and transferred from other
  funding options.........................    15,900,586    21,968,378     4,168,585     5,734,509     7,913,551    13,074,799
Units redeemed and transferred to other
  funding options.........................   (26,868,923)  (24,687,120)   (6,768,437)   (5,348,098)  (15,653,847)  (14,192,326)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................   126,513,025   137,481,362    24,416,455    27,016,307    57,370,727    65,111,023
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                 MSF HARRIS OAKMARK            MSF BLACKROCK            MSF LEHMAN BROTHERS
                                                  LARGE CAP VALUE             LARGE CAP VALUE           AGGREGATE BOND INDEX
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................    53,120,960    53,370,053    26,619,382    21,910,359    66,223,739    63,952,454
Units issued and transferred from other
  funding options.........................     7,084,704     9,726,629    12,351,984     9,165,415    10,070,032    15,008,440
Units redeemed and transferred to other
  funding options.........................   (10,192,748)   (9,975,722)   (7,325,135)   (4,456,392)  (13,743,860)  (12,737,155)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................    50,012,916    53,120,960    31,646,231    26,619,382    62,549,911    66,223,739
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                   MSF BLACKROCK               MSF BLACKROCK                MSF METLIFE
                                                 AGGRESSIVE GROWTH              DIVERSIFIED           CONSERVATIVE ALLOCATION
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   -------------------------   -------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units beginning of year...................       133,800        68,226       158,866       112,218       717,767       195,921
Units issued and transferred from other
  funding options.........................       227,295       160,532       161,340       170,024     1,932,945       638,702
Units redeemed and transferred to other
  funding options.........................      (112,875)      (94,958)      (78,900)     (123,376)     (704,805)     (116,856)
                                             -----------   -----------   -----------   -----------   -----------   -----------
Units end of year.........................       248,220       133,800       241,306       158,866     1,945,907       717,767
                                             ===========   ===========   ===========   ===========   ===========   ===========




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

                                                                      MSF WESTERN ASSET             MSF WESTERN ASSET
                MSF FI                  MSF LOOMIS SAYLES              MANAGEMENT U.S.          MANAGEMENT STRATEGIC BOND
             VALUE LEADERS                  SMALL CAP                    GOVERNMENT                   OPPORTUNITIES
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       29,699,459     33,513,120     44,260,169    47,344,581     88,715,827     91,018,060     79,919,273     81,967,316
        2,609,074      4,045,081      8,978,497     6,608,126     13,281,328     17,898,205     15,754,775     17,354,837
       (8,171,489)    (7,858,742)   (12,542,435)   (9,692,538)   (21,504,814)   (20,200,438)   (16,296,969)   (19,402,880)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       24,137,044     29,699,459     40,696,231    44,260,169     80,492,341     88,715,827     79,377,079     79,919,273
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


             MSF BLACKROCK                    MSF FI                     MSF RUSSELL                   MSF METLIFE
            STRATEGIC VALUE           MID CAP OPPORTUNITIES              2000 INDEX                    STOCK INDEX
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       93,167,774    105,506,622     15,171,119    15,576,296     35,649,948     35,268,839     22,687,923     23,431,135
        7,818,359      9,643,425      2,339,772     2,734,768      4,869,488      8,280,265      2,037,564      3,830,436
      (20,022,880)   (21,982,273)    (3,154,559)   (3,139,945)    (7,549,185)    (7,899,156)    (4,789,317)    (4,573,648)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       80,963,253     93,167,774     14,356,332    15,171,119     32,970,251     35,649,948     19,936,170     22,687,923
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


          MSF MORGAN STANLEY               MSF METLIFE                  MSF BLACKROCK               MSF T. ROWE PRICE
              EAFE INDEX               MID CAP STOCK INDEX                LARGE CAP                 LARGER CAP GROWTH
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006         2007(A)          2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       42,458,018     39,868,094     33,421,255    32,563,033      2,242,162      2,619,297     23,285,519     17,311,727
       10,932,657      9,483,607      4,957,016     6,553,330         66,357        480,719      8,670,008      8,781,320
      (10,537,345)    (6,893,683)    (6,741,693)   (5,695,108)    (2,308,519)      (857,854)    (3,591,589)    (2,807,528)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
       42,853,330     42,458,018     31,636,578    33,421,255             --      2,242,162     28,363,939     23,285,519
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========


              MSF METLIFE                                                MSF METLIFE
       CONSERVATIVE TO  MODERATE           MSF METLIFE             MODERATE TO AGGRESSIVE              MSF METLIFE
              ALLOCATION               MODERATE ALLOCATION               ALLOCATION               AGGRESSIVE ALLOCATION
              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
      --------------------------    -------------------------    --------------------------    --------------------------
          2007           2006           2007          2006           2007           2006           2007           2006
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
        3,775,244        958,316     12,086,733     2,644,540     15,152,269      2,027,542      1,395,125        160,561
        5,759,032      3,237,379     19,595,117    10,227,746     32,085,118     13,832,251      1,840,861      1,392,345
       (1,055,498)      (420,451)    (1,901,105)     (785,553)    (2,279,267)      (707,524)      (704,076)      (157,781)
      -----------    -----------    -----------    ----------    -----------    -----------    -----------    -----------
        8,478,778      3,775,244     29,780,745    12,086,733     44,958,120     15,152,269      2,531,910      1,395,125
      ===========    ===========    ===========    ==========    ===========    ===========    ===========    ===========

                 MSF                     MSF BLACKROCK
          MFS TOTAL RETURN          LEGACY LARGE CAP GROWTH
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
      14,713,464    14,111,655     54,228,166     65,761,834
       3,138,723     3,379,602      4,683,329      3,394,022
      (2,955,676)   (2,777,793)   (14,386,349)   (14,927,690)
      ----------    ----------    -----------    -----------
      14,896,511    14,713,464     44,525,146     54,228,166
      ==========    ==========    ===========    ===========


       MSF FRANKLIN TEMPLETON        MSF NEUBERGER BERMAN
          SMALL CAP GROWTH               MID CAP VALUE
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
      31,977,049    31,149,246     39,366,520     34,556,886
       4,561,466     6,880,473      9,125,383     12,272,111
      (6,437,125)   (6,052,670)    (8,427,967)    (7,462,477)
      ----------    ----------    -----------    -----------
      30,101,390    31,977,049     40,063,936     39,366,520
      ==========    ==========    ===========    ===========


          MSF T. ROWE PRICE             MSF OPPENHEIMER
          SMALL CAP GROWTH               GLOBAL EQUITY
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
       6,427,171     2,973,325        912,996        375,535
       2,694,867     5,024,766        534,262        679,470
      (1,450,700)   (1,570,920)      (297,061)      (142,009)
      ----------    ----------    -----------    -----------
       7,671,338     6,427,171      1,150,197        912,996
      ==========    ==========    ===========    ===========


               MSF FI                   MIST LEGG MASON
              LARGE CAP                  VALUE EQUITY
             SUBACCOUNT                   SUBACCOUNT
      ------------------------    --------------------------
         2007          2006           2007           2006
      ----------    ----------    -----------    -----------
          31,931            --     32,872,234             --
          49,692        37,627      2,427,560     38,339,574
         (11,517)       (5,696)    (8,008,449)    (5,467,340)
      ----------    ----------    -----------    -----------
          70,106        31,931     27,291,345     32,872,234
      ==========    ==========    ===========    ===========


                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  SCHEDULES OF UNITS -- (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                      MIST MFS              MIST T. ROWE PRICE              MIST PIMCO
                                               RESEARCH INTERNATIONAL         MID-CAP GROWTH               TOTAL RETURN
                                                     SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                              -----------------------   -------------------------   -------------------------
                                                 2007         2006          2007          2006          2007          2006
                                              ----------   ----------   -----------   -----------   -----------   -----------
Units beginning of year....................   38,932,409   34,239,628    81,429,878    69,803,213   216,752,565   210,820,747
Units issued and transferred from other
  funding options..........................   14,781,533   11,572,562    20,168,728    25,074,216    31,771,397    39,377,365
Units redeemed and transferred to other
  funding options..........................   (9,972,750)  (6,879,781)  (16,549,645)  (13,447,551)  (38,740,940)  (33,445,547)
                                              ----------   ----------   -----------   -----------   -----------   -----------
Units end of year..........................   43,741,192   38,932,409    85,048,961    81,429,878   209,783,022   216,752,565
                                              ==========   ==========   ===========   ===========   ===========   ===========





                                                    MIST NEUBERGER
                                                        BERMAN                    MIST OPPENHEIMER              MIST CYCLICAL
                                                     REAL ESTATE                CAPITAL APPRECIATION             GROWTH ETF
                                                      SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                             ---------------------------       ----------------------       --------------------
                                                2007             2006            2007           2006          2007         2006
                                             ----------       ----------       --------       -------       -------       ------
Units beginning of year...................    6,231,776        3,814,151        410,133       145,044        80,092           --
Units issued and transferred from other
  funding options.........................    2,249,242        3,489,776        380,603       308,039        90,598       84,555
Units redeemed and transferred to other
  funding options.........................   (2,565,555)      (1,072,151)      (168,669)      (42,950)      (23,508)      (4,463)
                                             ----------       ----------       --------       -------       -------       ------
Units end of year.........................    5,915,463        6,231,776        622,067       410,133       147,182       80,092
                                             ==========       ==========       ========       =======       =======       ======




                                                AMERICAN FUNDS
                                                     BOND
                                                  SUBACCOUNT
                                             --------------------
                                                2007        2006
                                                ----      -------
Units beginning of year....................    691,327         --
Units issued and transferred from other
  funding options..........................  2,414,568    720,868
Units redeemed and transferred to other
  funding options..........................   (380,684)   (29,541)
                                             ---------    -------
Units end of year..........................  2,725,211    691,327
                                             =========    =======




(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

               MIST RCM                  MIST LORD ABBETT                 MIST LAZARD                   MIST MET/AIM
              TECHNOLOGY                  BOND DEBENTURE                    MID-CAP                   SMALL CAP GROWTH
              SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
      -------------------------     --------------------------     -------------------------     -------------------------
         2007           2006            2007           2006           2007           2006           2007           2006
      ----------     ----------     -----------     ----------     ----------     ----------     ----------     ----------
      30,122,137     31,828,960      57,939,732     52,529,155     16,479,796     16,549,360      8,709,215      9,294,098
      14,307,952      4,739,606      14,423,974     14,509,184      6,942,600      2,469,422      1,914,702      1,560,785
      (9,995,713)    (6,446,429)    (11,499,294)    (9,098,607)    (3,511,225)    (2,538,986)    (2,360,381)    (2,145,668)
      ----------     ----------     -----------     ----------     ----------     ----------     ----------     ----------
      34,434,376     30,122,137      60,864,412     57,939,732     19,911,171     16,479,796      8,263,536      8,709,215
      ==========     ==========     ===========     ==========     ==========     ==========     ==========     ==========

          MIST HARRIS OAKMARK         MIST LEGG MASON PARTNERS
             INTERNATIONAL               AGGRESSIVE GROWTH
              SUBACCOUNT                     SUBACCOUNT
      --------------------------     -------------------------
          2007           2006           2007           2006
      -----------     ----------     ----------     ----------
       74,777,561     57,995,311     17,470,599     15,638,200
       23,528,282     26,129,703      2,315,050      6,387,875
      (18,094,935)    (9,347,453)    (3,601,365)    (4,555,476)
      -----------     ----------     ----------     ----------
       80,210,908     74,777,561     16,184,284     17,470,599
      ===========     ==========     ==========     ==========





                                                                                                                AMERICAN
        MIST CYCLICAL           MIST PIMCO                                                                        FUNDS
          GROWTH AND       INFLATION PROTECTED    MIST BLACKROCK        MIST            AMERICAN FUNDS           GROWTH-
          INCOME ETF               BOND           LARGE-CAP CORE    JANUS FORTY             GROWTH               INCOME
          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
      -----------------    -------------------    --------------    -----------    ------------------------    ----------
        2007      2006       2007        2006         2007(B)         2007(B)         2007          2006          2007
        ----     ------    --------    -------    --------------    -----------    ----------    ----------    ----------
       58,833        --     249,805         --              --             --      31,638,062    29,810,527    31,733,983
      129,565    60,832     628,085    270,955       2,296,474         63,370       4,350,941     6,403,540     3,662,180
      (29,420)   (1,999)   (121,489)   (21,150)       (315,582)        (2,755)     (5,086,089)   (4,576,005)   (5,161,322)
      -------    ------    --------    -------       ---------         ------      ----------    ----------    ----------
      158,978    58,833     756,401    249,805       1,980,892         60,615      30,902,914    31,638,062    30,234,841
      =======    ======    ========    =======       =========         ======      ==========    ==========    ==========

       AMERICAN
         FUNDS            AMERICAN FUNDS
        GROWTH-            GLOBAL SMALL
        INCOME            CAPITALIZATION
      SUBACCOUNT            SUBACCOUNT
      ----------    --------------------------
         2006           2007           2006
      ----------    -----------    -----------
      31,898,073     54,970,964     45,942,033
       4,705,291     22,435,637     22,261,291
      (4,869,381)   (17,300,747)   (13,232,360)
      ----------    -----------    -----------
      31,733,983     60,105,854     54,970,964
      ==========    ===========    ===========


                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF BlackRock Bond Income
  Subaccount               2007   37,848,416      3.99 - 5.21   188,538,179       3.13         1.15 - 2.20          3.70 - 4.86
                           2006   42,257,238      3.85 - 4.97   201,476,868       5.58         1.15 - 2.20          1.88 - 3.02
                           2005   45,218,518      3.78 - 4.83   209,882,882       3.90         1.15 - 2.20        (0.06) - 1.00
                           2004   44,993,259      3.78 - 4.78   207,437,002       4.04         1.15 - 2.20          2.00 - 3.00
                           2003   45,291,455      3.71 - 4.64   203,908,696       3.08         1.15 - 2.20          1.00 - 4.00
MSF BlackRock Money
  Market Subaccount        2007   51,919,410      1.94 - 2.54   124,216,947       4.77         1.15 - 2.20          2.52 - 3.66
                           2006   46,380,195      1.90 - 2.45   108,195,190       4.53         1.15 - 2.20          2.28 - 3.41
                           2005   46,087,366      1.85 - 2.37   104,053,537       2.65         1.15 - 2.20          0.41 - 2.00
                           2004   50,349,362      1.85 - 2.33   112,382,687       0.79         1.15 - 2.20       (1.00) - (0.37)
                           2003   60,533,284      1.87 - 2.34   136,176,420       0.73         1.15 - 2.20       (2.00) - (1.00)
MSF Harris Oakmark
  Focused Value
  Subaccount               2007   71,713,206      3.19 - 3.80   264,883,411       0.46         1.15 - 2.20      (10.66) - (8.05)
                           2006   82,907,605      3.51 - 4.14   334,052,554       0.21         1.15 - 2.20         2.07 - 11.01
                           2005   93,231,200      3.20 - 3.73   339,522,957       0.02         1.15 - 2.20          7.00 - 9.00
                           2004   95,575,137      3.04 - 3.43   321,834,651       0.02         1.15 - 2.20          7.00 - 9.00
                           2003   87,715,145      2.83 - 3.16   273,121,961       0.11         1.15 - 2.20        27.00 - 31.00
MSF FI Value Leaders
  Subaccount               2007   24,137,044      2.84 - 3.35    79,141,056       0.92         1.15 - 2.20        (3.88) - 2.85
                           2006   29,699,459      2.79 - 3.26    94,943,256       1.08         1.15 - 2.20         2.32 - 10.49
                           2005   33,513,120      2.55 - 2.95    97,295,000       1.12         1.15 - 2.20          8.00 - 9.00
                           2004   37,897,876      2.39 - 2.70   100,974,594       1.28         1.15 - 2.20        11.00 - 12.00
                           2003   43,099,151      2.15 - 2.40   102,454,465       0.72         1.15 - 2.20        22.00 - 25.00
MSF Loomis Sayles Small
  Cap Subaccount           2007   40,696,231      3.16 - 3.69   146,628,388       0.04         1.15 - 2.20         1.80 - 10.45
                           2006   44,260,169      2.90 - 3.34   145,000,023         --         1.15 - 2.20         1.79 - 15.18
                           2005   47,344,581      2.54 - 2.90   135,073,486         --         1.15 - 2.20          4.00 - 6.00
                           2004   50,286,846      2.45 - 2.75   136,249,705         --         1.15 - 2.20        14.00 - 15.00
                           2003   51,557,705      2.16 - 2.39   121,880,806         --         1.15 - 2.20        30.00 - 35.00
MSF Western Asset
  Management U.S.
  Government Subaccount    2007   80,492,341      1.49 - 1.73   135,932,642       2.62         1.15 - 2.20          1.19 - 2.95
                           2006   88,715,827      1.47 - 1.69   145,922,745       3.21         1.15 - 2.20          0.04 - 2.79
                           2005   91,018,060      1.44 - 1.64   146,025,572       1.27         1.15 - 2.20        (1.00) - 0.04
                           2004   82,913,392      1.47 - 1.63   132,938,322       1.19         1.15 - 2.20          1.00 - 2.00
                           2003   79,758,965      1.46 - 1.61   126,214,516       0.66         1.15 - 2.20        (1.00) - 0.00
MSF Western Asset
  Management Strategic
  Bond Opportunities
  Subaccount               2007   79,377,079      1.90 - 2.21   170,796,840       2.58         1.15 - 2.20          0.74 - 2.69
                           2006   79,919,273      1.88 - 2.15   168,028,848       4.88         1.15 - 2.20          0.28 - 3.66
                           2005   81,967,316      1.83 - 2.08   166,715,251       3.02         1.15 - 2.20          0.34 - 2.00
                           2004   75,594,297      1.84 - 2.05   151,992,764       3.00         1.15 - 2.20          4.00 - 5.00
                           2003   66,823,408      1.77 - 1.94   128,146,809       1.89         1.15 - 2.20         4.00 - 11.00
MSF MFS Total Return
  Subaccount               2007   14,896,511     3.89 - 47.90   102,700,491       2.00         1.15 - 2.20          1.84 - 2.92
                           2006   14,713,464     3.82 - 46.59   107,388,528       3.36         1.15 - 2.20         9.50 - 11.12
                           2005   14,111,655     3.49 - 42.14   104,827,981       1.55         1.15 - 2.20          1.00 - 2.00
                           2004   11,708,310            41.49   100,940,583       0.00         1.15 - 2.20          8.00 - 9.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF BlackRock Legacy
  Large Cap Growth
  Subaccount               2007   44,525,146      1.67 - 3.34   146,247,396       0.16         1.15 - 2.20        15.84 - 17.18
                           2006   54,228,166      1.41 - 2.85   152,339,863       0.09         1.15 - 2.20          0.07 - 2.81
                           2005   65,761,834      2.45 - 2.77   180,038,176       0.37         1.15 - 2.20          4.00 - 6.00
                           2004   78,254,608      2.36 - 2.63   203,136,465         --         1.15 - 2.20          6.00 - 7.00
                           2003   86,957,914      2.22 - 2.45   210,553,921       0.05         1.15 - 2.20        23.00 - 33.00
MSF Davis Venture Value
  Subaccount               2007  126,513,025      3.48 - 4.05   499,204,834       0.69         1.15 - 2.20        (1.31) - 3.23
                           2006  137,481,362      3.41 - 3.92   527,218,129       0.75         1.15 - 2.20         2.96 - 13.10
                           2005  140,200,104      3.05 - 3.47   477,062,681       0.60         1.15 - 2.20          8.00 - 9.00
                           2004  136,906,890      2.86 - 3.18   429,391,004       0.55         1.15 - 2.20        10.00 - 11.00
                           2003  127,926,933      2.61 - 2.87   363,050,936       0.34         1.15 - 2.20        25.00 - 29.00
MSF Jennison Growth
  Subaccount               2007   24,416,455      0.51 - 0.56    13,381,333       0.34         1.15 - 2.20         5.87 - 10.26
                           2006   27,016,307      0.47 - 0.50    13,463,903         --         1.15 - 2.20          0.30 - 1.78
                           2005   26,629,896      0.47 - 0.50    13,110,813         --         1.15 - 2.20        19.00 - 20.00
MSF FI International
  Stock Subaccount         2007   57,370,727      1.70 - 2.06   114,872,336       0.97         1.15 - 2.20          0.56 - 8.94
                           2006   65,111,023      1.58 - 1.89   120,118,489       1.35         1.15 - 2.20         4.66 - 14.93
                           2005   66,228,550      1.39 - 1.65   106,709,238       0.54         1.15 - 2.20        15.00 - 16.00
                           2004   67,545,837      1.22 - 1.41    93,761,597       1.24         1.15 - 2.20        15.00 - 17.00
                           2003   70,846,952      1.06 - 1.21    84,486,367       0.64         1.15 - 2.20        25.00 - 26.00
MSF BlackRock Strategic
  Value Subaccount         2007   80,963,253      1.91 - 2.08   165,742,039       0.16         1.15 - 2.20       (9.18) - (4.69)
                           2006   93,167,774      2.02 - 2.18   200,515,108       0.19         1.15 - 2.20         2.31 - 15.31
                           2005  105,506,622      1.78 - 1.89   197,382,721         --         1.15 - 2.20          2.00 - 3.00
                           2004  109,834,064      1.75 - 1.84   200,342,899         --         1.15 - 2.20        13.00 - 14.00
                           2003   88,949,893      1.56 - 1.62   142,779,216         --         1.15 - 2.20        46.00 - 48.00
MSF FI Mid Cap
  Opportunities
  Subaccount               2007   14,356,332      1.87 - 2.09    29,351,347         --         1.15 - 2.20          5.75 - 6.87
                           2006   15,171,119      1.76 - 1.96    29,084,040         --         1.15 - 2.20         9.14 - 10.29
                           2005   15,576,296      1.62 - 1.77    27,125,048         --         1.15 - 2.20          4.00 - 5.00
                           2004   16,500,481      1.55 - 1.69    27,295,473       0.43         1.15 - 2.20        14.00 - 18.00
                           2003    8,400,088      1.36 - 1.46    12,047,382         --         1.15 - 2.20        25.00 - 33.00
MSF Russell 2000 Index
  Subaccount               2007   32,970,251      1.66 - 1.82    59,051,027       0.72         1.15 - 2.20       (3.86) - (2.83)
                           2006   35,649,948      1.72 - 1.88    65,806,953       0.62         1.15 - 2.20        15.03 - 16.24
                           2005   35,268,839      1.50 - 1.61    56,096,946       0.55         1.15 - 2.20          2.00 - 3.00
                           2004   33,536,971      1.47 - 1.57    51,804,659       0.33         1.15 - 2.20        15.00 - 16.00
                           2003   24,725,479      1.28 - 1.35    32,968,444       0.40         1.15 - 2.20        38.00 - 44.00
MSF MetLife Stock Index
  Subaccount               2007   19,936,170      3.86 - 4.65    89,260,045       0.85         1.15 - 2.20          2.68 - 3.77
                           2006   22,687,923      3.76 - 4.48    98,055,747       1.73         1.15 - 2.20        12.69 - 13.87
                           2005   23,431,135      3.34 - 3.93    89,010,624       1.41         1.15 - 2.20          2.00 - 3.00
                           2004   22,996,082      3.27 - 3.81    84,856,304       0.74         1.15 - 2.20          8.00 - 9.00
                           2003   18,667,980      3.03 - 3.50    63,223,046       1.31         1.15 - 2.20        21.00 - 26.00
MSF Franklin Templeton
  Small Cap Growth
  Subaccount               2007   30,101,390      1.06 - 1.14    33,802,618         --         1.15 - 2.20          2.03 - 3.12
                           2006   31,977,049      1.04 - 1.10    34,872,011         --         1.15 - 2.20          7.34 - 8.47
                           2005   31,149,246      0.97 - 1.02    31,358,177         --         1.15 - 2.20          2.00 - 3.00
                           2004   28,526,271      0.95 - 0.98    27,881,814         --         1.15 - 2.20         9.00 - 10.00
                           2003   23,037,252      0.87 - 0.90    20,526,510         --         1.15 - 2.20        37.00 - 43.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF Neuberger Berman Mid
  Cap Value Subaccount     2007   40,063,936      2.48 - 2.73   107,356,582       0.31         1.15 - 2.20          0.93 - 2.00
                           2006   39,366,520      2.46 - 2.67   103,484,762       0.26         1.15 - 2.20          8.78 - 9.93
                           2005   34,556,886      2.27 - 2.43    82,800,242       0.11         1.15 - 2.20         9.00 - 11.00
                           2004   24,917,123      2.06 - 2.20    54,048,512       0.10         1.15 - 2.20        20.00 - 21.00
                           2003   12,944,294      1.72 - 1.81    23,208,122       0.19         1.15 - 2.20        30.00 - 35.00
MSF Harris Oakmark Large
  Cap Value Subaccount     2007   50,012,916      1.30 - 1.44    70,656,174       0.62         1.15 - 2.20       (9.52) - (5.03)
                           2006   53,120,960      1.38 - 1.52    79,205,511       0.60         1.15 - 2.20         3.39 - 16.59
                           2005   53,370,053      1.20 - 1.30    68,410,066       0.53         1.15 - 2.20       (4.00) - (3.00)
                           2004   43,079,971      1.25 - 1.34    56,879,685       0.39         1.15 - 2.20         9.00 - 10.00
                           2003   28,296,527      1.15 - 1.22    34,051,522       0.00         1.15 - 2.20        19.00 - 24.00
MSF BlackRock Large Cap
  Value Subaccount         2007   31,646,231      1.40 - 1.50    46,695,320       0.82         1.15 - 2.20          0.87 - 2.08
                           2006   26,619,382      1.39 - 1.47    38,580,534       1.07         1.15 - 2.20        16.54 - 17.84
                           2005   21,910,359      1.19 - 1.24    27,018,795       0.81         1.15 - 2.20          3.00 - 4.00
                           2004   19,190,206      1.16 - 1.19    22,711,723         --         1.15 - 2.20        11.00 - 12.00
                           2003    8,100,935      1.04 - 1.06     8,575,075       1.21         1.15 - 2.20        28.00 - 34.00
MSF Lehman Brothers
  Aggregate Bond Index
  Subaccount               2007   62,549,911      1.28 - 1.41    86,856,586       4.43         1.15 - 2.20          4.33 - 5.43
                           2006   66,223,739      1.23 - 1.34    87,381,231       4.19         1.15 - 2.20          1.56 - 2.63
                           2005   63,952,454      1.21 - 1.31    82,322,496       3.71         1.15 - 2.20        (0.36) - 1.00
                           2004   57,321,323      1.22 - 1.30    73,408,063       2.87         1.15 - 2.20          2.00 - 3.00
                           2003   51,282,301      1.20 - 1.26    64,080,721       5.38         1.15 - 2.20          0.00 - 2.00
MSF Morgan Stanley EAFE
  Index Subaccount         2007   42,853,330      1.55 - 1.71    71,929,953       1.76         1.15 - 2.20          8.10 - 9.25
                           2006   42,458,018      1.44 - 1.56    65,236,846       1.54         1.15 - 2.20        22.72 - 24.02
                           2005   39,868,094      1.17 - 1.26    49,558,154       1.43         1.15 - 2.20        10.00 - 12.00
                           2004   35,846,285      1.06 - 1.13    39,984,382       0.53         1.15 - 2.20        17.00 - 18.00
                           2003   25,458,782      0.91 - 0.96    24,126,357       1.10         1.15 - 2.20        34.00 - 36.00
MSF MetLife Mid Cap Stock
  Index Subaccount         2007   31,636,578      1.56 - 1.69    52,571,856       0.55         1.15 - 2.20          5.16 - 6.28
                           2006   33,421,255      1.48 - 1.59    52,350,319       0.92         1.15 - 2.20          7.44 - 8.57
                           2005   32,563,033      1.38 - 1.46    47,065,717       0.47         1.15 - 2.20        10.00 - 11.00
                           2004   29,833,495      1.26 - 1.32    39,021,115       0.33         1.15 - 2.20        13.00 - 14.00
                           2003   23,561,073      1.11 - 1.15    26,977,950       0.28         1.15 - 2.20        30.00 - 33.00
MSF BlackRock Large Cap
  Subaccount(a)            2007           --               --            --       1.20         1.15 - 2.20          4.60 - 4.96
                           2006    2,242,162      6.22 - 7.96    16,948,509       1.09         1.15 - 2.20        11.36 - 12.54
                           2005    2,619,297      5.71 - 7.08    17,618,149       0.90         1.15 - 2.20          1.00 - 2.00
                           2004    2,691,296      5.53 - 6.93    17,810,142       0.57         1.15 - 2.20          8.00 - 9.00
                           2003    2,209,153      5.11 - 6.34    13,364,005       0.57         1.15 - 2.20        21.00 - 28.00
MSF T. Rowe Price Large
  Cap Growth Subaccount    2007   28,363,939      1.41 - 1.56    43,402,116       0.18         1.15 - 2.20          6.76 - 7.90
                           2006   23,285,519      1.32 - 1.44    33,109,530       0.10         1.15 - 2.20        10.43 - 11.59
                           2005   17,311,727      1.20 - 1.29    22,102,945       0.31         1.15 - 2.20          4.00 - 5.00
                           2004    4,692,612      1.15 - 1.23     5,701,677         --         1.15 - 2.20          8.00 - 9.00
MSF T. Rowe Price Small
  Cap Growth Subaccount    2007    7,671,338      1.46 - 1.63    12,270,375         --         1.15 - 2.20          7.14 - 8.27
                           2006    6,427,171      1.36 - 1.51     9,504,320         --         1.15 - 2.20          1.38 - 2.45
                           2005    2,973,325      1.34 - 1.47     4,289,808         --         1.15 - 2.20          8.00 - 9.00
                           2004      640,239      1.24 - 1.35       845,549         --         1.15 - 2.20          6.00 - 7.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MSF Oppenheimer Global
  Equity Subaccount        2007    1,150,197    18.55 - 20.78    23,385,203       0.85         1.15 - 2.20          3.94 - 5.04
                           2006      912,996    17.84 - 19.78    17,702,976       1.91         1.15 - 2.20        13.83 - 15.02
                           2005      375,535    15.68 - 17.20     6,334,832       0.21         1.15 - 2.20        13.00 - 15.00
                           2004       47,608    13.82 - 15.00       700,070         --         1.15 - 2.20        15.00 - 16.00
MSF BlackRock Aggressive
  Growth Subaccount        2007      248,220    43.10 - 52.99    12,454,943         --         1.15 - 2.20        17.61 - 18.85
                           2006      133,800    36.64 - 44.59     5,741,678         --         1.15 - 2.20          4.16 - 5.25
                           2005       68,226    35.18 - 42.36     2,779,087         --         1.15 - 2.20          8.00 - 9.00
                           2004       24,122    33.95 - 38.80       901,186         --         1.15 - 2.20        10.00 - 11.00
MSF BlackRock Diversified
  Subaccount               2007      241,306    36.85 - 46.18    10,524,081       2.33         1.15 - 2.20          3.31 - 4.40
                           2006      158,866    35.67 - 44.23     6,697,358       2.46         1.15 - 2.20          7.85 - 8.99
                           2005      112,218    33.07 - 40.58     4,349,740       1.27         1.15 - 2.20          1.00 - 2.00
                           2004       61,952    32.88 - 39.92     2,385,190         --         1.15 - 2.20          7.00 - 8.00
MSF MetLife Conservative
  Allocation Subaccount    2007    1,945,907    11.06 - 11.38    21,992,542         --         1.15 - 2.20          3.26 - 4.36
                           2006      717,767    10.71 - 10.90     7,783,825       3.00         1.15 - 2.20          4.57 - 5.67
                           2005      195,921    10.27 - 10.32     2,018,800       0.49         1.15 - 2.20                 3.00
MSF MetLife Conservative
  to Moderate Allocation
  Subaccount               2007    8,478,778    11.48 - 11.81    99,530,164         --         1.15 - 2.20          2.52 - 3.61
                           2006    3,775,244    11.20 - 11.40    42,827,997       1.93         1.15 - 2.20          7.05 - 8.17
                           2005      958,316    10.48 - 10.54    10,076,881       0.66         1.15 - 2.20                 5.00
MSF MetLife Moderate
  Allocation Subaccount    2007   29,780,745    11.94 - 12.28   363,880,350       0.01         1.15 - 2.20          2.06 - 3.15
                           2006   12,086,733    11.70 - 11.90   143,400,766       1.41         1.15 - 2.20         9.41 - 10.56
                           2005    2,644,540    10.69 - 10.77    28,433,793       0.70         1.15 - 2.20          7.00 - 8.00
MSF MetLife Moderate to
  Aggressive Allocation
  Subaccount               2007   44,958,120    12.39 - 12.74   570,281,923       0.03         1.15 - 2.20          1.58 - 2.66
                           2006   15,152,269    12.20 - 12.41   187,391,222       0.81         1.15 - 2.20        11.74 - 12.91
                           2005    2,027,542    10.93 - 10.99    22,254,442       0.66         1.15 - 2.20         9.00 - 10.00
MSF MetLife Aggressive
  Allocation Subaccount    2007    2,531,910    12.68 - 13.04    32,852,837       0.05         1.15 - 2.10          1.01 - 2.08
                           2006    1,395,125    12.55 - 12.77    17,753,305       0.57         1.15 - 2.20        13.15 - 14.34
                           2005      160,561    11.10 - 11.17     1,789,331       0.60         1.15 - 2.20        11.00 - 12.00
MSF FI Large Cap
  Subaccount               2007       70,106    16.15 - 18.19     1,247,716         --         1.15 - 2.05          1.45 - 2.53
                           2006       31,931    15.92 - 17.74       554,854         --         1.15 - 2.20          0.63 - 1.33
MIST Legg Mason Value
  Equity Subaccount        2007   27,291,345      0.88 - 9.51    28,592,106         --         1.15 - 2.20       (7.97) - (6.89)
                           2006   32,872,234     0.99 - 10.22    35,628,391       0.14         1.15 - 2.20         2.32 - 11.88
MIST MFS Research
  International
  Subaccount               2007   43,741,192      1.70 - 1.84    79,572,617       1.22         1.15 - 2.20        10.81 - 11.99
                           2006   38,932,409      1.53 - 1.65    63,380,251       1.59         1.15 - 2.20        23.82 - 25.12
                           2005   34,239,628      1.24 - 1.32    44,622,108       0.38         1.15 - 2.20        14.00 - 15.00
                           2004   28,191,777      1.08 - 1.14    31,972,020       0.00         1.15 - 2.20        17.00 - 18.00
                           2003   20,674,024      0.93 - 0.97    19,896,042       0.77         1.15 - 2.20        29.00 - 31.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MIST T. Rowe Price Mid-
  Cap Growth Subaccount    2007   85,048,961      0.92 - 0.99    83,494,030         --         1.15 - 2.20        15.06 - 16.29
                           2006   81,429,878      0.80 - 0.85    68,849,972         --         1.15 - 2.20          3.86 - 4.95
                           2005   69,803,213      0.77 - 0.81    56,316,012         --         1.15 - 2.20        12.00 - 13.00
                           2004   54,969,872      0.69 - 0.72    39,188,825         --         1.15 - 2.20        15.00 - 16.00
                           2003   30,180,576      0.60 - 0.62    18,501,012         --         1.15 - 2.20        28.00 - 35.00
MIST PIMCO Total Return
  Subaccount               2007  209,783,022      1.26 - 1.36   280,766,389       3.31         1.15 - 2.20          5.21 - 6.33
                           2006  216,752,565      1.20 - 1.28   273,266,001       2.59         1.15 - 2.20          2.25 - 3.33
                           2005  210,820,747      1.17 - 1.23   257,626,390         --         1.15 - 2.20          0.03 - 1.00
                           2004  182,734,888      1.17 - 1.22   221,330,485       7.02         1.15 - 2.20          3.00 - 4.00
                           2003  150,685,908      1.14 - 1.18   176,162,888       1.33         1.15 - 2.20          0.00 - 3.00
MIST RCM Technology
  Subaccount               2007   34,434,376      0.61 - 0.65    22,137,049         --         1.15 - 2.20        28.65 - 30.01
                           2006   30,122,137      0.47 - 0.50    14,940,472         --         1.15 - 2.20          3.06 - 4.15
                           2005   31,828,960      0.46 - 0.48    15,181,125         --         1.15 - 2.20         9.00 - 10.00
                           2004   35,118,790      0.42 - 0.44    15,288,973         --         1.15 - 2.20       (6.00) - (5.00)
                           2003   26,678,635      0.45 - 0.46    12,291,935         --         1.15 - 2.20        38.00 - 56.00
MIST Lord Abbett Bond
  Debenture Subaccount     2007   60,864,412      1.75 - 1.96   116,833,466       5.13         1.15 - 2.20          4.22 - 5.33
                           2006   57,939,732      1.68 - 1.86   105,701,721       6.42         1.15 - 2.20          6.78 - 7.90
                           2005   52,529,155      1.57 - 1.73    88,888,242       4.61         1.15 - 2.20        (1.00) - 0.34
                           2004   43,720,031      1.59 - 1.72    73,819,376       3.80         1.15 - 2.20          6.00 - 7.00
                           2003   30,137,893      1.50 - 1.61    47,625,962       2.38         1.15 - 2.20         9.00 - 18.00
MIST Lazard Mid-Cap
  Subaccount               2007   19,911,171      1.49 - 1.59    31,373,042       0.34         1.15 - 2.20       (4.84) - (3.83)
                           2006   16,479,796      1.57 - 1.66    27,037,171       0.30         1.15 - 2.20        12.19 - 13.37
                           2005   16,549,360      1.40 - 1.46    23,985,158       0.06         1.15 - 2.20          6.00 - 7.00
                           2004   15,605,352      1.32 - 1.37    21,208,753         --         1.15 - 2.20        12.00 - 13.00
                           2003    9,721,097      1.18 - 1.21    11,706,542         --         1.15 - 2.20        23.00 - 25.00
MIST Met/AIM Small Cap
  Growth Subaccount        2007    8,263,536      1.53 - 1.63    13,285,772         --         1.15 - 2.20          8.64 - 9.79
                           2006    8,709,215      1.40 - 1.48    12,784,786         --         1.15 - 2.20        11.70 - 12.88
                           2005    9,294,098      1.26 - 1.31    12,106,761         --         1.15 - 2.20          6.00 - 7.00
                           2004    9,147,262      1.19 - 1.23    11,152,104         --         1.15 - 2.20          4.00 - 5.00
                           2003    6,954,088      1.14 - 1.17     8,077,277         --         1.15 - 2.20        33.00 - 37.00
MIST Harris Oakmark
  International
  Subaccount               2007   80,210,908      1.85 - 1.99   157,262,608       0.81         1.15 - 2.20       (3.28) - (2.14)
                           2006   74,777,561      1.92 - 2.04   150,250,217       2.34         1.15 - 2.20        26.05 - 27.51
                           2005   57,995,311      1.52 - 1.60    91,634,958       0.02         1.15 - 2.20        12.00 - 13.00
                           2004   37,453,483      1.36 - 1.41    52,523,310       0.01         1.15 - 2.20        17.00 - 21.00
                           2003   13,499,394      1.15 - 1.18    15,911,308       1.51         1.15 - 2.20        32.00 - 35.00
MIST Legg Mason Partners
  Aggressive Growth
  Subaccount               2007   16,184,284      0.75 - 0.81    12,852,341         --         1.15 - 2.20          0.03 - 1.09
                           2006   17,470,599      0.75 - 0.80    13,742,820         --         1.15 - 2.20       (3.87) - (2.86)
                           2005   15,637,700      0.78 - 0.82    12,686,496         --         1.15 - 2.20        11.00 - 12.00
                           2004   15,257,228      0.70 - 0.73    11,042,031         --         1.15 - 2.20          6.00 - 7.00
                           2003   14,238,378      0.66 - 0.68     9,638,815         --         1.15 - 2.20        21.00 - 28.00
MIST Neuberger Berman
  Real Estate Subaccount   2007    5,915,463    15.83 - 16.45    96,646,726       0.93         1.15 - 2.20     (16.87) - (15.98)
                           2006    6,231,776    19.04 - 19.58   121,327,406       0.91         1.15 - 2.20        34.60 - 36.01
                           2005    3,814,151    14.15 - 14.40    54,734,930         --         1.15 - 2.20        11.00 - 12.00
                           2004    1,302,652    12.76 - 12.86    16,723,124       3.07         1.15 - 2.20        28.00 - 29.00

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------  --------------------------------------------------
                                               UNIT VALUE(1)                 INVESTMENT(2)  EXPENSE RATIOS(3)   TOTAL RETURN(4)
                                                 LOWEST TO          NET          INCOME         LOWEST TO          LOWEST TO
                                    UNITS       HIGHEST (%)      ASSETS ($)    RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                 -----------  ---------------   -----------  -------------  -----------------  ----------------
MIST Oppenheimer Capital
  Appreciation Subaccount  2007      622,067     9.77 - 13.12     6,440,945         --         1.15 - 2.20        11.79 - 13.05
                           2006      410,133     8.74 - 11.60     3,756,805       0.07         1.15 - 2.20          5.28 - 6.35
                           2005      145,044      8.44 - 8.74     1,249,651         --         1.15 - 2.20          8.00 - 9.00
MIST Cyclical Growth ETF
  Subaccount               2007      147,182    11.68 - 11.96     1,753,746         --         1.15 - 1.95          3.31 - 4.40
                           2006       80,092    11.30 - 11.45       915,416       3.02         1.15 - 2.20          6.08 - 6.82
MIST Cyclical Growth and
  Income ETF Subaccount    2007      158,978    11.39 - 11.66     1,849,237         --         1.15 - 1.95          3.09 - 4.19
                           2006       58,833    11.05 - 11.20       657,013       3.47         1.15 - 2.20          5.60 - 6.33
MIST PIMCO Inflation
  Protected Bond
  Subaccount               2007      756,401    11.68 - 12.27     9,183,407       1.52         1.15 - 2.10          8.37 - 9.52
                           2006      249,805    10.78 - 11.21     2,781,493         --         1.15 - 2.20          0.44 - 1.14
MIST BlackRock Large-Cap
  Core Subaccount(b)       2007    1,980,892      6.47 - 8.38    15,767,583         --         1.15 - 2.20        (0.62) - 0.10
MIST Janus Forty
  Subaccount(b)            2007       60,615  145.54 - 190.82    10,720,593         --         1.15 - 1.95        19.81 - 20.67
American Funds Growth
  Subaccount               2007   30,902,914    13.74 - 17.66   521,504,148       0.78         1.40 - 2.20         9.61 - 10.83
                           2006   31,638,062    12.54 - 15.94   482,404,625       0.82         1.40 - 2.45          7.56 - 8.69
                           2005   29,810,527    11.65 - 14.67   418,321,291       0.72         1.40 - 2.45        13.00 - 15.00
                           2004   25,525,016    10.28 - 12.80   312,819,697       0.19         1.40 - 2.45        10.00 - 11.00
                           2003   17,878,051     9.36 - 11.54   197,729,840       0.13         1.40 - 2.45        24.00 - 35.00
American Funds Growth-
  Income Subaccount        2007   30,234,841     9.34 - 12.00   345,794,661       1.50         1.40 - 2.20          2.49 - 3.63
                           2006   31,733,983     9.11 - 11.59   350,851,780       1.57         1.40 - 2.45        12.42 - 13.61
                           2005   31,898,073     8.11 - 10.20   310,739,976       1.37         1.40 - 2.45          3.00 - 4.00
                           2004   28,521,427      7.85 - 9.77   266,272,411       0.97         1.40 - 2.45          8.00 - 9.00
                           2003   20,819,388      7.29 - 8.98   178,810,013       1.22         1.40 - 2.45        24.00 - 31.00
American Funds Global
  Small Capitalization
  Subaccount               2007   60,105,854      3.19 - 3.53   208,203,295       2.97         1.40 - 2.20        18.47 - 19.79
                           2006   54,970,964      2.69 - 2.95   159,408,732       0.46         1.40 - 2.45        21.06 - 22.33
                           2005   45,942,033      2.23 - 2.41   109,050,517       0.91         1.40 - 2.45        22.00 - 24.00
                           2004   33,864,888      1.82 - 1.95    65,210,742         --         1.40 - 2.45        18.00 - 19.00
                           2003   20,950,064      1.54 - 1.64    33,904,717       0.50         1.40 - 2.45        46.00 - 51.00
American Funds Bond
  Subaccount               2007    2,725,211    14.17 - 15.86    42,389,061       9.30         1.40 - 2.20          0.81 - 1.88
                           2006      691,327    14.06 - 15.56    10,562,070       0.88         1.40 - 2.45          4.24 - 4.97


  (1.) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

  (2.) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



6.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


  (3.) These amounts represent the annualized contract expenses of the Separate
       Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

  (4.) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

   (a) For the period January 1, 2007 to April 27, 2007.

   (b) For the period April 30, 2007 to December 31, 2007.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2008

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2007      2006
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $814 and $880,
     respectively)............................................  $   821   $   886
  Equity securities available-for-sale, at estimated fair
     value (cost: $0 and $7, respectively)....................       --         7
  Mortgage loans on real estate...............................        2         2
  Policy loans................................................      411       357
  Other limited partnership interests.........................       14        18
  Short-term investments......................................      123       141
                                                                -------   -------
     Total investments........................................    1,371     1,411
Cash..........................................................       51        12
Accrued investment income.....................................       20        21
Premiums and other receivables................................      302       286
Deferred policy acquisition costs.............................    1,349     1,310
Current income tax recoverable................................       13        --
Other assets..................................................       66        58
Separate account assets.......................................   10,904    10,490
                                                                -------   -------
     Total assets.............................................  $14,076   $13,588
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   594   $   541
  Policyholder account balances...............................      813       922
  Other policyholder funds....................................      433       400
  Policyholder dividends payable..............................        5         4
  Current income tax payable..................................       --         3
  Deferred income tax liability...............................       69        59
  Other liabilities...........................................      179       215
  Separate account liabilities................................   10,904    10,490
                                                                -------   -------
     Total liabilities........................................   12,997    12,634
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDER'S EQUITY:
Common stock, par value $125 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding............        3         3
Additional paid-in capital....................................      458       458
Retained earnings.............................................      627       503
Accumulated other comprehensive loss..........................       (9)      (10)
                                                                -------   -------
     Total stockholder's equity...............................    1,079       954
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $14,076   $13,588
                                                                =======   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                               2007   2006   2005
                                                               ----   ----   ----
REVENUES
Premiums.....................................................  $ 80   $ 96   $106
Universal life and investment-type product policy fees.......   546    521    481
Net investment income........................................    71     71     66
Other revenues...............................................   121     92     88
Net investment gains (losses)................................     7     (4)    (4)
                                                               ----   ----   ----
     Total revenues..........................................   825    776    737
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................   142    142    153
Interest credited to policyholder account balances...........    30     34     32
Policyholder dividends.......................................     8      7      6
Other expenses...............................................   507    486    461
                                                               ----   ----   ----
     Total expenses..........................................   687    669    652
                                                               ----   ----   ----
Income before provision for income tax.......................   138    107     85
Provision for income tax.....................................    27      9     29
                                                               ----   ----   ----
Net income...................................................  $111   $ 98   $ 56
                                                               ====   ====   ====




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                                           ACCUMULATED OTHER
                                                                           COMPREHENSIVE LOSS
                                                                      ---------------------------
                                                                            NET          DEFINED
                                              ADDITIONAL                UNREALIZED       BENEFIT
                                     COMMON     PAID-IN    RETAINED     INVESTMENT        PLANS
                                     STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENT    TOTAL
                                    -------   ----------   --------   --------------   ----------   -------
Balance at January 1, 2005........  $     3         $458       $349             $ 14         $ --    $  824
Comprehensive income:
  Net income......................                               56                                      56
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                               (11)                   (11)
                                                                                                    -------
  Comprehensive income............                                                                       45
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2005......        3          458        405                3           --       869
Comprehensive income:
  Net income......................                               98                                      98
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                                (3)                    (3)
                                                                                                    -------
  Comprehensive income............                                                                       95
                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax...................                                                            (10)      (10)
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2006......        3          458        503               --          (10)      954
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1).............                               13                                      13
                                    -------    ---------   --------             ----   ----------   -------
Balance at January 1, 2007........        3          458        516               --          (10)      967
Comprehensive income:
  Net income......................                              111                                     111
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.....                                                 1                      1
                                                                                                    -------
  Comprehensive income............                                                                      112
                                    -------    ---------   --------             ----   ----------   -------
Balance at December 31, 2007......       $3    $     458   $    627             $  1   $      (10)  $ 1,079
                                    =======    =========   ========             ====   ==========   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   111   $    98   $    56
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses.............        3         3         6
     Amortization of premiums and accretion of discounts
       associated with investments, net.................       (1)       --         2
     (Gains) losses from sales of investments and
       businesses, net..................................       (7)        4         4
     Interest credited to policyholder account
       balances.........................................       30        34        32
     Universal life and investment-type product policy
       fees.............................................     (546)     (521)     (481)
     Change in premiums and other receivables...........        7       (30)      (69)
     Change in deferred policy acquisition costs, net...      (40)      (22)      (32)
     Change in insurance-related liabilities............       52        39        78
     Change in income tax payable.......................       (7)       12        26
     Change in other assets.............................      108       124        86
     Change in other liabilities........................      206       209       184
     Other, net.........................................        1        (4)       (4)
                                                          -------   -------   -------
Net cash used in operating activities...................      (83)      (54)     (112)
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................      283       196       470
     Mortgage loans on real estate......................       --         7        --
     Other limited partnership interests................        3         2         2
  Purchases of:
     Fixed maturity securities..........................     (219)     (286)     (460)
  Payment to participating common stock shareholders
     upon dissolution of subsidiary (Note 2)............      (16)       --        --
  Net change in short-term investments..................       18       (89)      (22)
  Net change in policy loans............................      (54)      (30)      (19)
  Other, net............................................       (1)        8        (2)
                                                          -------   -------   -------
Net cash provided by (used in) investing activities.....       14      (192)      (31)
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................    1,771     1,626     1,366
     Withdrawals........................................   (1,663)   (1,374)   (1,117)
  Redemption of shares subject to mandatory redemption..       --        --      (100)
                                                          -------   -------   -------
Net cash provided by financing activities...............      108       252       149
                                                          -------   -------   -------
Change in cash..........................................       39         6         6
Cash, beginning of year.................................       12         6        --
                                                          -------   -------   -------
CASH, END OF YEAR.......................................  $    51   $    12   $     6
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...........................................  $    --   $    --   $     3
                                                          =======   =======   =======
     Income tax.........................................  $    22   $    (7)  $     4
                                                          =======   =======   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

     The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage. The Company is licensed to conduct business in 50 states and the District of Columbia.

     NELICO owned 100% of the voting common stock of Omega Reinsurance Corporation ("Omega"), which was dissolved in October 2007. Omega is included in the accompanying consolidated financial statements until its date of dissolution. See Note 2.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES") and a majority interest in MetLife Advisors, LLC ("Advisors").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation.

     The Company had no minority interest related to consolidated entities at December 31, 2007. Minority interest related to consolidated entities included in other liabilities was $7 million at December 31, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          i) the fair value of investments in the absence of quoted market values;

          ii)   investment impairments;

          iii)  the recognition of income on certain investments;

          iv) the application of the consolidation rules to certain investments;

          v)    the fair value of and accounting for derivatives;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          vi) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          vii)  the liability for future policyholder benefits;

          viii) accounting for income taxes and the valuation of deferred tax assets;

          ix)   accounting for reinsurance transactions;

          x)    accounting for employee benefit plans; and

          xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, other limited partnerships and short-term investments. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company may use credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2007, 2006 and 2005.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was less than $1 million at both December 31, 2007 and 2006. Related depreciation and amortization expense was $1 million, less than $1 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $35 million at both December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $32 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $1 million, $2 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC related to variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is 6%.

     Participating business represented approximately 3% of the Company's life insurance in-force, and 9% of the number of life insurance policies in-force, at both December 31, 2007 and 2006. Participating policies represented approximately 42% and 59%, 43% and 51%, and 45% and 47%, of gross and net life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 10% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

     Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive loss. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million. See also Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's consolidated financial statements.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive loss, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in an increase of $10 million, net of income tax, to accumulated other comprehensive loss, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 11.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $3 million to $7 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FSP No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On October 31, 2006, the board of directors of Omega approved the adoption of a restructuring plan (the "Restructuring Plan"). On November 20, 2006, the board of directors of NELICO, as Omega's sole voting shareholder, and Omega's participating common stock ("PCS") shareholders, also approved the Restructuring Plan. Under the Restructuring Plan: (i) all reinsurance arrangements were terminated effective December 31, 2006; (ii) all outstanding shares of PCS were redeemed effective December 31, 2006; and (iii) payments totaling $16 million were made on June 29, 2007 to the PCS shareholders. Payments consisted of former shareholders' outstanding redemption payment balance plus an additional 40 percent of such balance. In connection with the Restructuring Plan, Omega was dissolved in October 2007 and its remaining assets and liabilities were assumed by NELICO. Total assets and total liabilities of Omega at December 31, 2006 were $7 million and $1 million, respectively. Total revenues of Omega included in the Company's consolidated revenues were less than $1 million, $12 million and $33 million for the years ended December 31, 2007, 2006 and 2005, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................     $407      $11    $ 7      $411       50.1%
Foreign corporate securities.............      177        2      4       175       21.3
Residential mortgage-backed securities...      144        1     --       145       17.7
U.S. Treasury/agency securities..........       56        4     --        60        7.3
Commercial mortgage-backed securities....       15       --     --        15        1.8
Foreign government securities............       15       --     --        15        1.8
Asset-backed securities..................       --       --     --        --        0.0
State and political subdivision
  securities.............................       --       --     --        --        0.0
                                              ----      ---    ---      ----      -----
  Total fixed maturity securities........     $814      $18    $11      $821      100.0%
                                              ====      ===    ===      ====      =====
Non-redeemable preferred stock...........     $ --      $--    $--      $ --        0.0%
                                              ----      ---    ---      ----      -----
  Total equity securities................     $ --      $--    $--      $ --        0.0%
                                              ====      ===    ===      ====      =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................     $445      $12    $ 4      $453       51.1%
Foreign corporate securities.............      150        1      4       147       16.6
Residential mortgage-backed securities...      175        1      1       175       19.8
U.S. Treasury/agency securities..........       93        1     --        94       10.6
Commercial mortgage-backed securities....        1       --     --         1        0.1
Foreign government securities............       12       --     --        12        1.4
Asset-backed securities..................        3       --     --         3        0.3
State and political subdivision
  securities.............................        1       --     --         1        0.1
                                              ----      ---    ---      ----      -----
  Total fixed maturity securities........     $880      $15    $ 9      $886      100.0%
                                              ====      ===    ===      ====      =====
Non-redeemable preferred stock...........     $  7      $--    $--      $  7      100.0%
                                              ----      ---    ---      ----      -----
  Total equity securities................     $  7      $--    $--      $  7      100.0%
                                              ====      ===    ===      ====      =====



     The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2007 and 2006.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

U.S. government corporations and agencies. The Company had no fixed maturity securities backed by sub-prime mortgages at both December 31, 2007 and 2006.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $39 million and $36 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2007 and 2006, respectively. There were no non-income producing fixed maturity securities at both December 31, 2007 and 2006.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................     $ 35        $ 36         $ 46        $ 46
Due after one year through five years...      340         351          279         285
Due after five years through ten years..      157         153          257         254
Due after ten years.....................      123         121          119         122
                                             ----        ----         ----        ----
  Subtotal..............................      655         661          701         707
Mortgage-backed and asset-backed
  securities............................      159         160          179         179
                                             ----        ----         ----        ----
  Total fixed maturity securities.......     $814        $821         $880        $886
                                             ====        ====         ====        ====



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Proceeds...............................................  $229   $117   $377
Gross investment gains.................................  $  1   $ --   $  1
Gross investment losses................................  $ (3)  $ (2)  $ (5)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                 DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.........     $ 89          $ 3         $111          $ 4         $200          $ 7
Foreign corporate securities......       28           --           72            4          100            4
Residential mortgage-backed
  securities......................       27           --            1           --           28           --
U.S. Treasury/agency securities...       --           --           --           --           --           --
Commercial mortgage-backed
  securities......................       --           --           --           --           --           --
Foreign government securities.....       --           --           10           --           10           --
Asset-backed securities...........       --           --           --           --           --           --
                                       ----          ---         ----          ---         ----          ---
  Total fixed maturity
     securities...................     $144          $ 3         $194          $ 8         $338          $11
                                       ====          ===         ====          ===         ====          ===
Equity securities.................     $ --          $--         $ --          $--         $ --          $--
                                       ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position........       63                        55
                                       ====                      ====




                                                                 DECEMBER 31, 2006
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.........     $124          $ 1         $122          $ 3         $246          $ 4
Foreign corporate securities......       20            1           84            3          104            4
Residential mortgage-backed
  securities......................       37           --           45            1           82            1
U.S. Treasury/agency securities...       35           --           15           --           50           --
Commercial mortgage-backed
  securities......................       --           --            1           --            1           --
Foreign government securities.....       10           --           --           --           10           --
Asset-backed securities...........        1           --            1           --            2           --
                                       ----          ---         ----          ---         ----          ---
  Total fixed maturity
     securities...................     $227          $ 2         $268          $ 7         $495          $ 9
                                       ====          ===         ====          ===         ====          ===
Equity securities.................     $ --          $--         $  7          $--         $  7          $--
                                       ====          ===         ====          ===         ====          ===
Total number of securities in an
  unrealized loss position........      101                       126
                                       ====                      ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2007
                                         ------------------------------------------------------------
                                          COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                COST                 LOSS              SECURITIES
                                         ------------------   ------------------   ------------------
                                           LESS       20%       LESS       20%       LESS       20%
                                         THAN 20%   OR MORE   THAN 20%   OR MORE   THAN 20%   OR MORE
                                         --------   -------   --------   -------   --------   -------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...................    $ 87       $ 3        $ 1       $ 1        31          2
Six months or greater but less than
  nine months..........................      36        --          2        --        24         --
Nine months or greater but less than
  twelve months........................      21        --         --        --         7         --
Twelve months or greater...............     202        --          7        --        55         --
                                           ----       ---        ---       ---
  Total................................    $346       $ 3        $10       $ 1
                                           ====       ===        ===       ===




                                                               DECEMBER 31, 2006
                                         ------------------------------------------------------------
                                          COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                COST                 LOSS              SECURITIES
                                         ------------------   ------------------   ------------------
                                           LESS       20%       LESS       20%       LESS       20%
                                         THAN 20%   OR MORE   THAN 20%   OR MORE   THAN 20%   OR MORE
                                         --------   -------   --------   -------   --------   -------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...................    $175       $--        $ 1       $--         59        --
Six months or greater but less than
  nine months..........................       5        --         --        --          8        --
Nine months or greater but less than
  twelve months........................      49        --          1        --         34        --
Twelve months or greater...............     282        --          7        --        126        --
                                           ----       ---        ---       ---
  Total................................    $511       $--        $ 9       $--
                                           ====       ===        ===       ===



     At December 31, 2007 and 2006, $10 million and $9 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $11 million and $9 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    64%    45%
  Foreign corporate securities...............................    36     44
  Residential mortgage-backed securities.....................    --     11
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Finance....................................................    58%    35%
  Industrial.................................................    24     28
  Utility....................................................     7      7
  Consumer...................................................     7     16
  Mortgage-backed............................................    --     11
  Other......................................................     4      3
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $3 million at both December 31, 2007 and 2006, consisting primarily of fixed maturity securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................    $ 2      100%      $ 2      100%
                                                  ---      ===       ---      ===
Less: Valuation allowances....................     --                 --
                                                  ---                ---
  Total mortgage loans on real estate.........    $ 2                $ 2
                                                  ===                ===



     At December 31, 2007, 100% of the Company's mortgage loans on real estate were collateralized by property located in California. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $14 million and $18 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities.............................   $48       $46       $44
Mortgage loans on real estate.........................    --         1        --
Policy loans..........................................    21        19        18
Other limited partnership interests...................    (1)        3         3
Cash and short-term investments.......................     5         3         2
Other.................................................     1         2         2
                                                         ---       ---       ---
  Total investment income.............................    74        74        69
Less: Investment expenses.............................     3         3         3
                                                         ---       ---       ---
  Net investment income...............................   $71       $71       $66
                                                         ===       ===       ===



     For each of the years ended December 31, 2007, 2006 and 2005, affiliated investment income of $1 million is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $1 million are included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                         -----------------------
                                                         2007     2006      2005
                                                         ----     ----      ----
                                                              (IN MILLIONS)
Fixed maturity securities..............................   $(2)     $(3)      $(4)
Derivatives............................................     8       (1)        1
Other..................................................     1       --        (1)
                                                          ---      ---       ---
  Net investment gains (losses)........................   $ 7      $(4)      $(4)
                                                          ===      ===       ===



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $17 million, ($5) million and ($1) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................   $ 7       $ 6       $11
Derivatives..........................................    (2)       (3)       (3)
Other................................................    (1)       (1)       (1)
                                                        ---       ---       ---
  Subtotal...........................................     4         2         7
                                                        ---       ---       ---
Amounts allocated from DAC...........................    (2)       (2)       (2)
Deferred income tax..................................    (1)       --        (2)
                                                        ---       ---       ---
  Subtotal...........................................    (3)       (2)       (4)
                                                        ---       ---       ---
Net unrealized investment gains (losses).............   $ 1       $--       $ 3
                                                        ===       ===       ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2007      2006      2005
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance, January 1,..................................   $--       $ 3      $ 14
Unrealized investment gains (losses) during the
  year...............................................     2        (5)      (19)
Unrealized gains (losses) relating to:
  DAC................................................    --        --         2
  Deferred income tax................................    (1)        2         6
                                                        ---       ---      ----
Balance, December 31,................................   $ 1       $--      $  3
                                                        ===       ===      ====
Net change in unrealized investment gains (losses)...   $ 1       $(3)     $(11)
                                                        ===       ===      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Trust preferred securities(3)..........................    $1,250        $20
                                                           ------        ---
  Total................................................    $1,250        $20
                                                           ======        ===



--------

   (1) The assets of the trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $117 million and $125 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $5 million, $3 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                        ---------------------
                                                         2007    2006    2005
                                                        -----   -----   -----
                                                            (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates..........................................  $  --   $   1   $   3
Amortized cost of assets transferred to affiliates....    $--     $ 1     $ 3
Net investment gains (losses) recognized on
  transfers...........................................    $--     $--     $--
Estimated fair value of assets transferred from
  affiliates..........................................    $--     $--     $ 4


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                               DECEMBER 31, 2007                 DECEMBER 31, 2006
                                        -------------------------------   -------------------------------
                                                      CURRENT MARKET                    CURRENT MARKET
                                                       OR FAIR VALUE                     OR FAIR VALUE
                                        NOTIONAL   --------------------   NOTIONAL   --------------------
                                         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                        --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Foreign currency swaps................     $10       $--        $ 5          $10       $--        $ 4
Credit default swaps..................      20        --         --           20        --         --
                                           ---       ---        ---          ---       ---        ---
  Total...............................     $30       $--        $ 5          $30       $--        $ 4
                                           ===       ===        ===          ===       ===        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 500 equity variance swaps. Fair values of equity variance swaps were insignificant and were not included in the preceding table.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                               REMAINING LIFE
                            -----------------------------------------------------------------------------------
                                                 AFTER ONE YEAR      AFTER FIVE YEARS
                            ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                            ----------------   ------------------   -----------------   ---------------   -----
                                                               (IN MILLIONS)
Foreign currency swaps....         $--                 $10                 $--                $--          $10
Credit default swaps......          --                  20                  --                 --           20
                                   ---                 ---                 ---                ---          ---
  Total...................         $--                 $30                 $--                $--          $30
                                   ===                 ===                 ===                ===          ===



     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Non-qualifying.....................     $30       $--         $5          $30       $--         $4
                                        ---       ---         --          ---       ---         --
  Total............................     $30       $--         $5          $30       $--         $4
                                        ===       ===         ==          ===       ===         ==



     The Company did not have any qualifying hedges for the years ended December 31, 2007 and 2006. The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the year ended December 31, 2005.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2007, 2006 and 2005.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses) related to the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at the
  beginning of the year...............................   $(3)      $(3)      $(5)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................    --        --         2
Amounts reclassified to net investment gains
  (losses)............................................     1        --        --
                                                         ---       ---       ---
Other comprehensive income (loss) balance at the end
  of the year.........................................   $(2)      $(3)      $(3)
                                                         ===       ===       ===



     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to minimize its exposure to adverse movements in credit; and (iii) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.........................................   $--       $(1)      $--


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................   $ 9    $--
Embedded derivatives liabilities.............................   $--    $--


     The following table presents changes in fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment gains (losses).........................   $9        $--       $--

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2007 and 2006, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2005....................................      $1,254
  Capitalizations.............................................         131
                                                                    ------
     Subtotal.................................................       1,385
                                                                    ------
  Less: Amortization related to:
     Unrealized investment gains (losses).....................          (2)
     Other expenses...........................................          99
                                                                    ------
       Total amortization.....................................          97
                                                                    ------
Balance at December 31, 2005..................................       1,288
  Capitalizations.............................................         118
                                                                    ------
     Subtotal.................................................       1,406
                                                                    ------
  Less: Amortization related to:
     Other expenses...........................................          93
                                                                    ------
       Total amortization.....................................          93
                                                                    ------
  Less: Dispositions and other................................           3
                                                                    ------
Balance at December 31, 2006..................................       1,310
  Capitalizations.............................................         136
                                                                    ------
     Subtotal.................................................       1,446
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................           2
     Other expenses...........................................          95
                                                                    ------
       Total amortization.....................................          97
                                                                    ------
Balance at December 31, 2007..................................      $1,349
                                                                    ======



     Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES that would have been amortized if such gains and losses had been recognized; and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                               ---------------------------------------
                                                               POLICY-        OTHER
                                                  FUTURE        HOLDER       POLICY-
                                                  POLICY       ACCOUNT        HOLDER
                                                 BENEFITS      BALANCES       FUNDS
                                               -----------   -----------   -----------
                                               2007   2006   2007   2006   2007   2006
                                               ----   ----   ----   ----   ----   ----
                                                            (IN MILLIONS)
Retirement & savings.........................  $ --   $ --   $ 19   $ 26   $ --   $ --
Non-medical health & other...................    55     53     --     --      2      4
Traditional life.............................   451    405     --     --      9      5
Universal variable life......................    61     61    483    588    421    389
Annuities....................................    27     22    265    259      1      2
Other........................................    --     --     46     49     --     --
                                               ----   ----   ----   ----   ----   ----
  Total......................................  $594   $541   $813   $922   $433   $400
                                               ====   ====   ====   ====   ====   ====



     Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. There were no affiliated other policyholder funds at December 31, 2007. Affiliated other policyholder funds, included in the table above, were less than $1 million at December 31, 2006.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $39    $33    $27
Capitalization...........................................     9      8      8
Amortization.............................................    (6)    (2)    (2)
                                                            ---    ---    ---
Balance at December 31,..................................   $42    $39    $33
                                                            ===    ===    ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $10,904 million and $10,490 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $357 million, $348 million and $349 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $   3,659             N/A        $   2,915             N/A
Net amount at risk(2)...........     $       7(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      59 years             N/A         59 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $   2,869       $   2,886        $   2,882       $   2,501
Net amount at risk(2)...........     $      61(3)    $      34(4)     $      30(3)    $       6(4)
Average attained age of
  contractholders...............      60 years        58 years         59 years        57 years



                                                           DECEMBER 31,
                                        -------------------------------------------------
                                                  2007                      2006
                                        -----------------------   -----------------------
                                         SECONDARY     PAID UP     SECONDARY     PAID UP
                                        GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                        ----------   ----------   ----------   ----------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS(1)
Account value (general and separate
  account)............................   $   2,860       N/A       $   2,859       N/A
Net amount at risk(2).................   $  27,377(3)    N/A       $  29,152(3)    N/A
Average attained age of
  policyholders.......................    47 years       N/A        46 years       N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                                                        CONTRACTS
                                                                      -------------
                                              ANNUITY CONTRACTS
                                         --------------------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $ 2           $--             $--         $ 2
Incurred guaranteed benefits...........       --            --               1           1
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        2            --               1           3
Incurred guaranteed benefits...........       (1)           --              --          (1)
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2006...........        1            --               1           2
Incurred guaranteed benefits...........       --             3              --           3
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 1           $ 3             $ 1         $ 5
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $4 million, $3 million and $2 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                            AT DECEMBER 31,
                                                            ---------------
                                                             2007     2006
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $5,674   $6,358
  Bond....................................................     899      751
  Balanced................................................   1,646      504
  Money Market............................................     292      176
  Specialty...............................................     112      138
                                                            ------   ------
     Total................................................  $8,623   $7,927
                                                            ======   ======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES individual life insurance policies that it writes. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2007    2006    2005
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Direct premiums.......................................  $153   $ 183   $ 220
Reinsurance assumed...................................    --      14      36
Reinsurance ceded.....................................   (73)   (101)   (150)
                                                        ----   -----   -----
Net premiums..........................................  $ 80   $  96   $ 106
                                                        ====   =====   =====
Reinsurance recoverables netted against
  policyholder benefits and claims....................  $ 59   $  85   $ 145
                                                        ====   =====   =====



     Unaffiliated reinsurance recoverables, included in premiums and other receivables, were $179 million and $186 million at December 31, 2007 and 2006, respectively. Unaffiliated reinsurance and ceded commissions payables, included in other liabilities, were $30 million and $31 million at December 31, 2007 and 2006, respectively

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd., Reinsurance Group of America, Incorporated and MetLife Reinsurance Company of Vermont. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $83 million and $8 million, respectively. At December 31, 2006, comparable assets and liabilities were $72 million and $2 million, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Assumed premiums......................................   $--       $--       $ 8
Assumed fees, included in universal life and
  investment-type product policy fees.................   $--       $--       $ 1
Assumed benefits, included in policyholder benefits
  and claims..........................................   $--       $ 1       $ 4
Assumed acquisition costs, included in other
  expenses............................................   $--       $--       $ 2
Ceded premiums........................................   $ 7       $ 3       $ 3
Ceded fees, included in universal life and investment-
  type product policy fees............................   $28       $24       $21
Interest earned on ceded reinsurance, included in
  other revenues......................................   $ 1       $ 1       $ 1
Ceded benefits, included in policyholder benefits and
  claims..............................................   $ 8       $16       $11
Ceded benefits, included in interest credited to
  policyholder account balances.......................   $ 2       $ 2       $--
Interest costs on ceded reinsurance, included in other
  expenses............................................   $(2)      $(1)      $(1)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are included in net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $17 million, ($5) million and ($2) million for the years ended December 31, 2007, 2006 and 2005, respectively.

8.  PREFERRED STOCK

     Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which were held by MetLife Credit Corporation, an affiliate, at par value of $1,000 per share. Dividends were paid quarterly in arrears at the applicable rate which was recalculated on the first business day after each quarterly dividend payment date based on the product of (1 -- the highest federal income tax rate for corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points). The adoption of SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"), as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholder's equity to liabilities. In accordance with SFAS 150, dividends paid on the Company's preferred stock are treated as interest expense in 2005.

     The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. On December 30, 2005, the Company redeemed the remaining $100 million of Preferred Stock with the approval of the Commissioner.

     NELICO paid no preferred dividends during each of the years ended December 31, 2007 and 2006. NELICO paid preferred dividends of $3 million during the year ended December 31, 2005 with prior approval of the Commissioner.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  INCOME TAXES

     The provision for income tax is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................   $17    $(8)   $15
  State and local........................................     1      1      1
                                                            ---    ---    ---
  Subtotal...............................................    18     (7)    16
                                                            ---    ---    ---
Deferred:
  Federal................................................     9     16     13
                                                            ---    ---    ---
Provision for income tax.................................   $27    $ 9    $29
                                                            ===    ===    ===



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate....................  $ 48   $ 37    $30
Tax effect of:
  Tax-exempt investment income..........................   (25)   (24)    (4)
  Prior year tax........................................     4     (6)     2
  Other, net............................................    --      2      1
                                                          ----   ----    ---
Provision for income tax................................  $ 27   $  9    $29
                                                          ====   ====    ===


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $315   $310
  Employee benefits.........................................     6      6
  Deferred intercompany losses..............................    10     10
  Investments...............................................    --      3
  Other, net................................................     7      1
                                                              ----   ----
                                                               338    330
  Less: Valuation allowance.................................    10     10
                                                              ----   ----
                                                               328    320
                                                              ----   ----
Deferred income tax liabilities:
  Investments...............................................     4     --
  DAC.......................................................   392    379
  Net unrealized investment gains...........................     1     --
                                                              ----   ----
                                                               397    379
                                                              ----   ----
Net deferred income tax liability...........................  $(69)  $(59)
                                                              ====   ====



     The Company recorded a valuation allowance related to a deferred intercompany loss from the sale prior to 2003 of Exeter Reassurance Company, Ltd. to MetLife within the same consolidated group. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for deferred intercompany losses will not be realized.

     The Company participates in a tax sharing agreement with MetLife. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to
(from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due to (from) affiliates is ($13) million and $3 million as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years prior to 2000. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2008.

     As a result of the implementation of FIN 48, the Company recognized a $10 million decrease in the liability for unrecognized tax benefits, a $3 million decrease in the interest liability for unrecognized tax benefits, and a corresponding increase to the January 1, 2007 balance of retained earnings of $13 million.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $24 million related to the separate account DRD.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Wilmington Shipping Company ("WSC") and two of its employees have sued the Company for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that the Company advised the investment of pension plan funds in a Developmental Property (real estate) account that it claims caused plan losses of over $2 million. WSC also alleges that the Company failed to give appropriate investment and plan termination advice. The Company's motion for summary judgment was granted. The plaintiffs appealed to the U.S. Court of Appeals for the 4th Circuit. In August 2007, the Fourth Circuit affirmed in part and reversed in part the lower court's decision and remanded the matter for further proceedings. The Company is vigorously defending against the remaining claims in federal court in North Carolina.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $375 thousand and $302 thousand, respectively. The related asset for premium tax offsets was $282 thousand and $210 thousand, respectively, for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of $118 thousand and $176 thousand, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum sublease income and minimum gross rental payments relating to these lease agreements are as follows:

                                                         SUBLEASE   GROSS RENTAL
                                                          INCOME      PAYMENTS
                                                         --------   ------------
                                                              (IN MILLIONS)
2008...................................................     $ 6          $22
2009...................................................     $--          $12
2010...................................................     $--          $10
2011...................................................     $--          $ 6
2012...................................................     $--          $ 3
Thereafter.............................................     $--          $15


GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $45 million, with a cumulative maximum of $90 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at both December 31, 2007 and 2006 for indemnities, guarantees and commitments were insignificant.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets. The Company's share of pension expense was $4 million for the year ended December 31, 2007 and $6 million for each of the years ended December 31, 2006 and 2005. In addition, the Company's share of postretirement expense was less than $1 million, $2 million, and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated pension and other postretirement benefit expense is included in the accompanying consolidated income statements.

     The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a multiple employer pension plan. The assets and obligations of the AERP Plan are not included in the accompanying consolidated balance sheets or the disclosure below. The Company made contributions of less than $1 million, $10 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively, to the AERP Plan. The assets and obligations of the MPRP Plan along with the related net periodic pension expense, are included in the accompanying consolidated financial statements and disclosures below.

     Effective March 1, 2005, the Company amended and revalued its multi-employer postretirement plan to a new single employer plan. Prior to March 1, 2005, the Company made contributions of $2 million to the former multi-employer plan in 2005. The assets and obligations of the new postretirement plan, along with the related net periodic other postretirement expense, are included in the accompanying consolidated financial statements and disclosures below.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. Upon adoption of SFAS 158, the Company recognized as an adjustment to accumulated other comprehensive loss, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans.

                                                               DECEMBER 31, 2006
                                             ----------------------------------------------------
                                                           ADDITIONAL
                                                             MINIMUM
                                                 PRE         PENSION    ADOPTION OF       POST
                                               SFAS 158     LIABILITY     SFAS 158      SFAS 158
                                             ADJUSTMENTS   ADJUSTMENT    ADJUSTMENT   ADJUSTMENTS
BALANCE SHEET CAPTION                        -----------   ----------   -----------   -----------
                                                                 (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost.....................................      $(21)         $--          $ --          $(21)
Other liabilities: Accrued postretirement
  benefit cost.............................      $ (7)         $--          $(16)         $(23)
                                                               ---          ----
Accumulated other comprehensive loss,
  before income tax:
  Defined benefit plans....................                    $--          $(16)         $(16)
Deferred income tax........................                    $--          $  6
                                                               ---          ----
Accumulated other comprehensive loss, net
  of income tax:
  Defined benefit plans....................                    $--          $(10)         $(10)
                                                               ===          ====



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                                (IN
                                                             MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year............  $ 21   $ 20   $ 23   $ 23
  Service cost.....................................    --      1      1      1
  Interest cost....................................     2      1      1      2
  Plan participants' contributions.................    --     --      3      3
  Net actuarial (gains) losses.....................     1     (1)    (1)    (2)
  Change in benefits...............................     6     --     --     --
  Benefits paid....................................    (1)    --     (3)    (4)
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    29     21     24     23
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    --     --     --     --
  Actual return on plan assets.....................    --     --     --     --
  Employer contribution............................     1     --     --     --
  Benefits paid....................................    (1)    --     --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    --     --     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(29)  $(21)  $(24)  $(23)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(29)  $(21)  $(24)  $(23)
                                                     ====   ====   ====   ====
Accumulated other comprehensive loss:
  Net actuarial (gains) losses.....................  $ --   $ --   $ (4)  $ (2)
  Prior service cost (credit)......................     1     --     18     18
                                                     ----   ----   ----   ----
                                                        1     --     14     16
  Deferred income tax..............................    --     --     (5)    (6)
                                                     ----   ----   ----   ----
                                                     $  1   $ --   $  9   $ 10
                                                     ====   ====   ====   ====



     The accumulated benefit obligation for the defined benefit pension plan was $28 million and $19 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $29    $21
Accumulated benefit obligation...............................   $28    $19
Fair value of plan assets....................................   $--    $--

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                                       OTHER
                                                    PENSION       POSTRETIREMENT
                                                    BENEFITS         BENEFITS
                                                  -----------   ------------------
                                                  2007   2006   2007   2006   2005
                                                  ----   ----   ----   ----   ----
                                                            (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost..................................   $--    $ 1    $ 1    $1     $--
  Interest cost.................................     2      1      1     2       1
  Amortization of prior service cost............     5     --      2     2       2
                                                   ---    ---    ---    --     ---
     Net periodic benefit cost..................   $ 7    $ 2    $ 4    $5     $ 3
                                                   ---    ===    ---    ==     ===
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS
  RECOGNIZED IN OTHER COMPREHENSIVE INCOME
     (LOSS)
  Net acturial (gains) losses...................    --            --
  Prior Service cost (credit)...................     6            --
  Amortization of prior service (cost) credit...    (5)           (2)
                                                   ---           ---
     Total recognized in other comprehensive
       income (loss)............................     1            (2)
                                                   ---           ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)...................................   $ 8           $ 2
                                                   ===           ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of $1 million and other postretirement benefits of ($2) million for an aggregate reduction in other comprehensive income of ($1) million before income tax and less than ($1) million, net of income tax.

     The estimated prior service cost for the pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit over the next year is $1 million.

     The estimated net actuarial gains and prior service cost for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year is less than $1 million and $2 million, respectively.

     In 2004, the Company adopted the guidance in FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during 2007. The reduction in the accumulated postretirement obligation was $1 million and $2 million for the years ended December 31, 2007 and 2006, respectively. The reduction of the net periodic postretirement benefit cost resulting from the Prescription Drug Act was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

     The Company received subsidies of less than $1 million for the year ended December 31, 2007.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                       PENSION      POSTRETIRE-
                                                       BENEFITS    MENT BENEFITS
                                                     -----------   -------------
                                                     2007   2006   2007     2006
                                                     ----   ----   ----     ----
Discount rate......................................  6.65%  6.00%  6.65%    6.00%
Rate of compensation increase......................  4.00%  4.00%   N/A      N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                                --------------------------------
                                                                     OTHER
                                                  PENSION       POSTRETIREMENT
                                                  BENEFITS         BENEFITS
                                                -----------   ------------------
                                                2007   2006   2007   2006   2005
                                                ----   ----   ----   ----   ----
Discount rate.................................  6.00%  5.80%  6.00%  5.80%  5.70%
Expected rate of return on plan assets........   N/A    N/A    N/A    N/A    N/A
Rate of compensation increase.................  4.00%  4.00%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                   ---------------------------------------------------
                                             2007                       2006
                                   ------------------------   ------------------------
Pre-Medicare eligible claims.....  8.5% down to 5% in 2014    9.0% down to 5% in 2014
Medicare eligible claims.........  10.5% down to 5% in 2018   11.0% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total service and interest cost
  components.........................................      $ 55         $ (49)
Effect on accumulated postretirement benefit
  obligation.........................................      $491         $(458)


  CASH FLOWS

     Benefit payments due under the non-qualified pension plan are funded from the Company's general assets as they become due under the provision of the plan. In 2008, the Company does not anticipate making any contributions other than benefit payments to its non-qualified pension plan.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. Total payments were $4 million and $3 million for the years ended December 31, 2007 and 2006, respectively. It is the Company's practice to use its general assets to pay claims as they come due.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, net of gross subsidies to be received under the Prescription Drug Act for the postretirement plan are expected to be as follows:

                                                       OTHER POSTRETIREMENT BENEFITS
                                                   -------------------------------------
                                         PENSION             PRESCRIPTION DRUG
                                        BENEFITS    GROSS        SUBSIDIES         NET
                                        --------   -------   -----------------   -------
                                                         (IN THOUSANDS)
2008..................................   $ 1,117   $ 2,034         $(414)        $ 1,620
2009..................................   $ 1,863   $ 2,049         $(456)        $ 1,593
2010..................................   $ 2,210   $ 2,065         $(494)        $ 1,571
2011..................................   $ 2,383   $ 2,107         $  --         $ 2,107
2012..................................   $ 2,433   $ 2,030         $  --         $ 2,030
2013 -- 2017..........................   $11,772   $10,443         $  --         $10,443


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees, under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of NELICO.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income of NELICO, as filed with the Commonwealth of Massachusetts Division of Insurance, was $122 million, $109 million and $50 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed, was $544 million and $435 million at December 31, 2007 and 2006, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  DIVIDEND RESTRICTIONS

     Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of: (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year; or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. The maximum amount of the dividend which NELICO may pay to MLIC in 2008 without prior approval is $94 million.

     NELICO paid no common stockholder dividends for the years ended December 31, 2007, 2006 and 2005.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................   $ 1    $(7)  $(24)
Income tax effect of holding gains (losses).............    --      3      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income........................................    --      2      3
  Amortization of premium and accretion of discounts
     associated with investments........................     1     --      2
Income tax effect.......................................    (1)    (1)    (2)
Allocation of holding gains on investments relating to
  other policyholder amounts............................    --     --      2
Income tax effect of allocation of holding gains to
  other policyholder amounts............................    --     --     (1)
                                                           ---    ---   ----
Other comprehensive income (loss).......................   $ 1    $(3)  $(11)
                                                           ===    ===   ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Compensation.........................................  $  54   $  54   $  56
Commissions..........................................    154     128     124
Interest and dividends...............................     --       2       4
Amortization of DAC..................................     97      93      99
Capitalization of DAC................................   (136)   (118)   (131)
Insurance tax, license and fees......................     16      17      16
Agency allowances....................................     63      58      60
Sub-advisory fees and related expenses...............    169     155     123
Minority interest....................................     --       4      (1)
Other................................................     90      93     111
                                                       -----   -----   -----
  Total other expenses...............................  $ 507   $ 486   $ 461
                                                       =====   =====   =====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 7. See also Note 15 for discussion of affiliated expenses included in the table above.

14.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                          CARRYING    ESTIMATED
                                                            VALUE    FAIR VALUE
                                                          --------   ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities.............................    $821        $821
  Equity securities.....................................    $ --        $ --
  Mortgage loans on real estate.........................    $  2        $  2
  Policy loans..........................................    $411        $411
  Short-term investments................................    $123        $123
  Cash..................................................    $ 51        $ 51
  Accrued investment income.............................    $ 20        $ 20
Liabilities:
  Policyholder account balances.........................    $329        $318

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                          CARRYING    ESTIMATED
                                                            VALUE    FAIR VALUE
                                                          --------   ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities.............................    $886        $886
  Equity securities.....................................    $  7        $  7
  Mortgage loans on real estate.........................    $  2        $  2
  Policy loans..........................................    $357        $357
  Short-term investments................................    $141        $141
  Cash..................................................    $ 12        $ 12
  Accrued investment income.............................    $ 21        $ 21
Liabilities:
  Policyholder account balances.........................    $329        $319


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND SHORT-TERM INVESTMENTS

     The carrying values for cash and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $14 million, $1 million and $5 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, $29 million and $36 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $69 million, $18 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $3 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $37 million, $36 million and $13 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively.

     At December 31, 2007 and 2006, amounts due to affiliates were $2 million and $17 million, respectively. These receivables exclude affiliated reinsurance balances discussed in Note 7.

     MLIC charged the Company $1 million for the use of certain computers, furniture and other fixed assets during each of the years ended December 31, 2007 and 2005. There were no such charges to the Company during the year ended December 31, 2006.

     See Notes 3, 6 and 7 for additional related party transactions.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


PART C.    OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


     Statement of Assets and Liabilities as of December 31, 2007.



     Statement of Operations for the year ended December 31, 2007.



     Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.



     Notes to Financial Statements as of December 31, 2007.


     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


     Consolidated Balance Sheets as of December 31, 2007 and 2006.



     Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.



     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.



     Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.


     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


                                      III-1

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

     (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

     (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

     (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

     (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

     (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033-85442) filed on February 28, 2001.

     (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

     (x)  Form of Endorsement: Individual Retirement Annuity Endorsement NEL
408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.


                                      III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

    (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iv) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.

    (vi)Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

     (vii) Net Worth Maintenance Agreement between Metropolitan Life Insurance Company and New England Life Insurance Company (effective August 30, 1996) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.



     (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is filed herewith.


(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.

(10)(i) Consent of Deloitte & Touche, LLP filed herewith.

(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


                                      III-3

(14) Powers of Attorney for Lisa M. Weber, Michael K. Farrell, Gene L. Lunman, William J. Mullaney, Catherine A. Rein, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson, and Joseph J. Prochaska, Jr. are incorporated here in by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-85442) filed on April 20, 2007.



(14)(i) Powers of Attorney for Lisa M. Weber and James J. Reilly are (filed herewith).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Lisa M. Weber(2)                          Chairman of the Board, President,
                                          Chief Executive Officer and Director

Stewart M. Ashkenazy(2)                   Vice President and Illustration
                                          Actuary

Brian Breneman(1)                         Senior Vice President

William D. Cammarata(6)                   Senior Vice President

Gwenn L. Carr(2)                          Senior Vice President and Assistant
                                          Secretary

Michael K. Farrell(3)                     Director

Daniel D. Jordan(1)                       Vice President and Secretary

Alan C. Leland, Jr.(1)                    Senior Vice President

Gene L. Lunman(4)                         Director

Robert W. Morgan(3)                       Vice President-Investments

Kathleen R. Muleski(1)                    Vice President and Group Actuary

William J. Mullaney(2)                    Director

Joseph J. Prochaska, Jr.(2)               Executive Vice President and Chief
                                          Accounting Officer

James J. Reilly(1)                        Vice President (principal financial
                                          officer)

Jonathan L. Rosenthal(3)                  Vice President and Chief Hedging
                                          Officer

Eric T. Steigerwalt(2)                    Senior Vice President and Treasurer

Marie C. Swift(1)                         Vice President, Counsel and Assistant
                                          Secretary

Michael J. Vietri(5)                      Director

William J. Wheeler(2)                     Director

Stacy E. Wolfe(1)                         Vice President, Counsel and Assistant
                                          Secretary



----------------
(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City,
    NY 11101

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 185 Asylum Street, Hartford, CT 06103

(5) 177 South Commons Drive, Aurora, IL 60504

(6) 18210 Crane Nest Drive, Tampa, FL 33647



                                      III-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance Law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is Organized Under the Laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of Metlife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Metlife, Inc. or are under the common control of Metlife, Inc. No person is Controlled by the Registrant.


                                     III-5

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2008, there were 15,623 owners of tax-qualified contracts and 7,229 owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter For:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                     III-7

Name                                             Positions and Offices with
                                                    Principal Underwriter

John J. Brett(3)                     Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

David J. Decker(6)                   Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

David M. Holtzer(2)                  Vice President and Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

Peter J. Renna(2)                    Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Eric T. Steigerwalt(2)               Treasurer

Daniel D. Jordan(1)                  Assistant Secretary and Assistant Clerk

Principal Business Address:



(1)  New England Life--501 Boylston Street, Boston, MA 02117


(2)  MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
     Long Island City, NY 11101

(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)  MetLife--10 Park Avenue, Morristown, NJ 07962

(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
                 St. Louis, MO, 63128

(6)  MetLife--300 Davidson Avenue, Somerset, NJ 08873





      (c)


    (1)                       (2)                  (3)                     (4)              (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL         DISCOUNTS AND       COMPENSATION ON           BROKERAGE
 UNDERWRITER              COMMISSIONS           REDEMPTION             COMMISSIONS      COMPENSATION
NEW ENGLAND
 SECURITIES
 CORPORATION               $740,497                 0                        0               0


                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

     (c) New England Securities Corporation
         501 Boylston Street
         Boston, Massachusetts 02116

     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


                                     III-9

      (4) To Offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2008.


                                   New England Variable Annuity Separate Account
                                      (Registrant)

                                   By: New England Life Insurance Company
                                       (Depositor)


                                   By: /s/ MARIE C. SWIFT
                                       -----------------------------------------
                                       Marie C. Swift, Esq.
                                       Vice President and Counsel




                                     III-11

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2008.


                                              NEW ENGLAND LIFE INSURANCE COMPANY

                                              By: /s/ MARIE C. SWIFT
                                                  ------------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel


      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2008.



           SIGNATURE                                     TITLE
/s/ Lisa M. Weber*                       Chairman of the Board, President, Chief
---------------------------------        Executive Officer and Director
Lisa M. Weber

/s/ Michael K. Farrell*                                Director
---------------------------------
Michael K. Farrell

/s/ Gene L. Lunman*                                    Director
---------------------------------
Gene L. Lunman

/s/ William J. Mullaney*                               Director
---------------------------------
William J. Mullaney

/s/ Joseph J. Prochaska, Jr.*            Executive Vice President and Chief
---------------------------------        Accounting Officer
Joseph J. Prochaska, Jr.

/s/ James J. Reilly*                     Vice President (principal financial
---------------------------------        officer)
James J. Reilly

/s/ Michael J. Vietri*                                 Director
---------------------------------
Michael J. Vietri

/s/ William J. Wheeler*                                Director
---------------------------------
William J. Wheeler



                                            III-12






By: /s/ Michele H. Abate
    ---------------------------
    Michele H. Abate, Esq.
    Attorney-in-fact
    April 22, 2008



* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-85442/811-08828) filed as
Exhibit 14 on April 20, 2007, except for James J. Reilly and Lisa M. Weber, whose powers of attorney are (filed herewith).






                                     III-13

                                  Exhibit Index


     (ix)  Participation Agreement


(10) (i)   Consent of Deloitte & Touche LLP.


(14) (i)   Powers of Attorney